3: SEC Registration Nos

SEC Registration Nos.

33-45829 and 811-06563

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Post-Effective Amendment No. 15 XX

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Post-Effective Amendment No. 15 XX

Calvert World Values Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

___ Immediately upon filing XX on January 31, 2002

pursuant to paragraph (b) pursuant to paragraph (b)

___60 days after filing ___on (date)

pursuant to paragraph (a) pursuant to paragraph (a)

of Rule 485.


Prospectus

Socially Responsible Funds

Calvert Social Investment Fund (CSIF)

o Balanced Portfolio

o Equity Portfolio

o Technology Portfolio

o Enhanced Equity Portfolio

o Bond Portfolio

o Money Market Portfolio

Calvert Social Index Fund

Calvert Large Cap Growth Fund

Calvert Capital Accumulation Fund

Calvert World Values International Equity Fund

Calvert New Vision Small Cap Fund

January 31, 2002

PROSPECTUS

January 31, 2002

About the Funds

Investment Objective, Strategy, Past Performance

2	CSIF Balanced
5	CSIF Equity
7	Calvert Social Index Fund
10	CSIF Enhanced Equity
14	Calvert Large Cap Growth
17	Calvert Capital Accumulation
20	Calvert World Values
International Equity
23	Calvert New Vision Small Cap
25	CSIF Technology
28	CSIF Bond
31	CSIF Money Market
33	Fees and Expenses
41	Investment Practices and Risks

About Social Investing
50	Investment Selection Process
50	Socially Responsible Investment Criteria
54	High Social Impact Investments
55	Special Equities
55	Shareholder Advocacy and Social Responsibility

About Your Investment
56	About Calvert
56	Subadvisors and Portfolio Managers
59	Advisory Fees
59	How to Buy Shares
59	Getting Started
60	Choosing a Share Class
62	Calculation of CDSC/Waiver
63	Distribution and Service Fees
64	Next Step - Account Application
65	Important - How Shares are Priced
66	When Your Account Will be Credited
66	Other Calvert Features
(Exchanges, Minimum Account Balance, etc.)
69	Dividends, Capital Gains and Taxes
71	How to Sell Shares
73	Financial Highlights
102	Exhibit A- Reduced Sales Charges (Class A)
104	Exhibit B- Service Fees and Other Arrangements with Dealers

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CSIF Balanced
Advisor	Calvert Asset Management Company, Inc.
Subadvisors	Brown Capital Management, Inc.
NCM Capital Management, Inc.

Objective

CSIF Balanced seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.

Principal Investment Strategies

The Fund typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds.

CSIF Balanced invests in a combination of stocks, bonds, and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the Fund quarterly to adjust for changes in market value. The Fund is a large-cap, growth-oriented U.S. domestic portfolio, although it may have other investments, including some foreign securities and some mid-cap stocks. For the equity portion, the Fund seeks companies with better than average expected growth rates at lower than average valuations. The fixed-income portion reflects an active trading strategy, seeking total return, and focuses on a duration target approximating the Lehman Aggregate Bond Index.

Equity investments are selected by the two Subadvisors, while the Advisor manages the fixed-income assets and determines the overall mix for the Fund depending upon its view of market conditions and economic outlook.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The market prices of stocks or bonds decline

o The individual stocks and bonds in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result

o For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates is not correct

o For the fixed-income securities held in the Fund, the credit quality of the securities deteriorates such as an event of bankruptcy

o For the foreign securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currincies other than the U.S. dollar

o The Advisor's allocation among different sectors of the stock and bond markets does not perform as well as expected

The active trading strategy for the fixed-income portion of the Fund may cause the Fund to have, relative to other balanced funds, a high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF Balanced Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index and the Lehman Aggregate Bond Index, a widely recognized, unmanaged index of common stock and bonds prices, respectively. It also shows the Fund's returns compared to the Lipper Balanced Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF Balanced

Year-by-Year Total Return

(Class A return at NAV)'

[INSERT BAR CHART HERE]
Best Quarter (of periods shown)	Q4 '98	12.42%
Worst Quarter (of periods shown)	Q3 '01	(10.58%)

Average Annual Total Returns (as of 12-31-01)

(with maximum sales charge deducted)
	1 year	5 years	10 years
CSIF Balanced: Class A	(9.85%)	5.67%	6.93%
CSIF Balanced: Class B	(11.04%)	N/A	N/A
CSIF Balanced: Class C	(7.29%)	5.52%	N/A
S&P 500 Index Monthly Reinvested	(11.88%)	10.70%	12.93%
Lehman Aggregate Bond Index TR	8.44%	7.43%	7.23%
Lipper Balanced Funds Average	(4.39%)	7.64%	9.40%

CSIF Equity

Advisor Calvert Asset Management Company, Inc.

Subadvisor Atlanta Capital Management Company, L.L.C.

Objective

CSIF Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment and social criteria.

Principal Investment Strategies

The Fund invests primarily in the common stocks of large-cap companies having, on average, market capitalization of at least $1 billion. Investment returns will be mostly from changes in the price of the Fund's holdings (capital appreciation).

The Subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the Subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock market goes down

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF Equity Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for each of the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF Equity

Year-by-Year Total Return

(Class A return at NAV)

[INSERT BAR CHART HERE]

Best Quarter (of periods shown)	Q4 '98	26.98%
Worst Quarter (of periods shown)	Q3 '98	(17.56%)

Average Annual Total Returns (as of 12-31-01)

(with maximum sales charge deducted)
	1 year	5 years	10 years
CSIF Equity: Class A	(4.10%)	11.77%	9.53%
CSIF Equity: Class B	(5.36%)	N/A	N/A
CSIF Equity: Class C	(1.30%)	11.82%	N/A
S&P 500 Index Monthly Reinvested	(11.88%)	10.70%	12.93%
Lipper Multi-Cap Core Funds Average	(10.89%)	9.58%	11.93%

Calvert Social Index Fund

Advisor Calvert Asset Management Company, Inc.

Subadvisor World Asset Management, L.L.C.

Objective

Calvert Social Index Fund seeks to match the performance of the Calvert Social Index™, which measures the investment return of large- and mid-capitalization stocks.

Principal investment strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in each stock in the Index in about the same proportion as represented in the Index itself.

Calvert Social Index

The Calvert Social Index measures the performance of those companies that meet the social investment criteria selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, listed on the NYSE or NASDAQ-AMEX. As of December 31, 2001, there were 621 companies in the Index, though this number will change over time due to company mergers or changes due to our evaluation of an issuer's conduct relative to the Fund's social criteria. The Index is reconstituted once a year based on an updated list of the 1000 largest companies. The Index is also reviewed quarterly to adjust for social criteria, sector weightings against the 40% limitation on exposure to any one sector, share adjustments, etc.

The socially responsible criteria are described in the section "Socially Responsible Investment Criteria". Calvert continuously evaluates the performance of companies included in the Index to ensure compliance with these criteria.

PRINCIPAL RISKS

You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

o The stock market or the Calvert Social Index goes down

o An index fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its investment and social criteria - will not be able to match the performance of the index exactly

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Social Index Fund Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Calvert Social Index. It also shows the Fund's returns compared to the Lipper Large-Cap Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for each of the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

Calvert Social Index Fund

Year-by-Year Total Return

(Class A return at NAV)

[INSERT BAR CHART HERE]
Best Quarter (of periods shown)	Q4 '01	13.58%
Worst Quarter (of periods shown)	Q3 '01	(17.34%)

Average Annual Total Returns (as of 12-31-01)

(with maximum sales charge deducted)
	1 year	5 years	10 years
Calvert Social Index Fund: Class A1	(18.25%)	N/A	N/A
Calvert Social Index Fund: Class B	(19.32%)	N/A	N/A
Calvert Social Index Fund: Class C	(15.87%)	N/A	N/A
Calvert Social Index	(13.80%)	N/A	N/A
Lipper Large-Cap Growth Funds Avg.	(22.95%)	N/A	N/A

1Since inception Class A (6/30/00) (21.06%); Calvert Social Index (17.92%); and Lipper Large-Cap Growth Funds Average (26.08%).

CSIF enhanced equity

Advisor Calvert Asset Management Company, Inc.

Subadvisor SSgA Funds Management, Inc.

Objective

CSIF Enhanced Equity seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

The Fund invests in stocks that meet the social criteria and creates a portfolio whose characteristics closely resemble the characteristics of the Russell 1000 Index, while emphasizing the stocks which it believes offer the greatest potential of return.

CSIF Enhanced Equity follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Subadvisor actively uses a proprietary analytical model to attempt to enhance the Fund's performance, relative to the Index. The Fund may purchase stocks not in the Russell 1000 Index, but at least 65% of the Fund's total assets will be invested in stocks that are in the Index. Any investments not in the Index will meet the Fund's social screening criteria and be selected to closely mirror the Index's risk/return characteristics. The Subadvisor rebalances the Fund quarterly to maintain its relative exposure to the Index.

The first step of the investment strategy is to identify those stocks in the Russell 1000 Index which meet the Fund's social screening criteria. From this list of stocks, the Subadvisor chooses stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though certain industries may be eliminated from the Fund by the screens, the factor model permits mathematical substitutes which the Subadvisor expects to mimic the return characteristics of the missing industries and stocks.

The final step in the process is to apply the Subadvisor's proprietary valuation method which attempts to identify the stocks which have the greatest potential for superior performance. Each security identified for potential investment is ranked according to three separate measures: growth, value, and momentum of market sentiment. These three measures combine to create a single composite score of each stock's attractiveness. The Fund is constructed from securities that meet its social criteria, weighted through a mathematical process that seeks to reduce risk vis-à-vis the Russell 1000 Index.

The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of the latest reconstitution, the average market capitalization of the Russell 1000 was approximately $100 billion.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

o The stock market or the Russell 1000 Index goes down

o The individual stocks in the Fund or the enhanced equity modeling portfolio do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result

o The enhanced equity fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its own investment and social criteria - will not be able to match the performance of the index exactly

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not sponsored, sold, promoted, or endorsed by the Frank Russell Company.

Tracking the Index

The Subadvisor expects the annual tracking error, relative to the return of the Index before deducting expenses, to be within certain limits established by the Advisor and Subadvisor. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

CSIF Enhanced Equity Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows the performance of the Class A shares for each calendar year. The table compares the Fund's performance over time to that of the Russell 1000 Index, a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Large-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF Enhanced Equity

Year-by-Year Total Return

(Class A return at NAV)

[INSERT BAR CHART HERE]
Best Quarter (of periods shown)	Q4 '99	14.59%
Worst Quarter (of periods shown)	Q3 '01	(13.17%)

Average Annual Total Returns (as of 12-31-01)

(with maximum sales charge deducted)
	1 year	5 years	10 years
CSIF Enhanced Equity: Class A1	(14.44%)	N/A	N/A
CSIF Enhanced Equity: Class B	(15.60%)	N/A	N/A
CSIF Enhanced Equity: Class C	(12.01%)	N/A	N/A
Russell 1000 Index	(12.45%)	N/A	N/A
Lipper Large-Cap Core Funds Avg.	(13.76%)	N/A	N/A

1Since inception Class A (4/30/98) 1.47%; Russell 1000 2.19%; and Lipper Large-Cap Core Funds Average 0.82%. The month end date of 4/30/98 is used for comparison purposes only, actual Fund inception is 4/15/98.

Calvert Large Cap Growth

Advisor Calvert Asset Management Company, Inc.

Subadvisor Bridgeway Capital Management, Inc.

Investment Objective

Calvert Large Cap Growth Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more). The S&P 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

Principal Investment Strategies

The Fund invests in a diversified portfolio of common stocks of companies which meet the Fund's investment and social criteria. Under normal circumstances, the Fund will invest at least 80% of its net assets in large cap companies. The Fund defines "large cap" companies as those whose market capitalization falls within the range of the S&P 500. The Fund invests in both value and growth companies. Value stocks are those priced cheaply relative to some financial measures of worth. Growth stocks have faster increasing sales and earnings.

A secondary portfolio strategy is the use of exchange-traded, "traditional" stock index options and futures. These investments help to keep the long-term average market risk of the Fund roughly equal to the market itself. At any one point in time however, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Advisor and Subadvisor believe that the use of these instruments is conservative; it does not try to leverage overall market risk in the long term.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

o The stock market goes down

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result

o The use of stock index futures and options could add to, rather than decrease, risk

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Large Cap Growth Performance*

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Fund's shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock prices. It also compares the Fund's performance to the Lipper Multi-Cap Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. Class A, B and C shares have an actual inception date of 10/31/00. However, Class I Shares (not offered in this prospectus) have an inception date of 8/5/94. In the chart and table below, performance results before 10/31/00 are for Class I. Because Class I had lower expenses, its performance was higher than Class A, B or C would have realized in the same period. Current expenses for Class A shares are capped at the same level as the Bridgeway Social Responsibility Portfolio incurred for the year ended 6/30/00. Performance for Class B and C Shares has been restated to show their current level of expenses. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The return for the Fund's classes of shares offered by this prospectus will differ from the returns shown in the bar chart, depending upon the expenses of that class and any applicable sales charge. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

* Pursuant to an Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/00. Thus the following performance results for the Calvert Large Cap Growth Fund for periods prior to that date reflect the performance of the Bridgeway Social Responsibility Portfolio.

Calvert Large Cap Growth

Year-by-Year Total Return

(Class A return at NAV)

[INSERT BAR CHART HERE]

Best Quarter (of periods shown) Q4 '99 40.66%

Worst Quarter (of periods shown) Q1 '01 (23.01%)

Average Annual Total Returns (as of 12-31-01)

(with maximum sales charge deducted)

	1 year	5 years	10 years[1]
Calvert Large Cap Growth Fund Class A	(23.17%)	(12.47%)	N/A
Calvert Large Cap Growth Fund Class B	(24.10%)	N/A	N/A
Calvert Large Cap Growth Fund Class C	(20.93%)	N/A	N/A
Lipper Multi-Cap Growth Funds Avg.	(26.00%)	8.61%	N/A
S&P 500 Index	(11.88%)	10.70%	N/A

1Since inception (8/31/94): Calvert Large Cap Growth Fund Class A 14.71%; Lipper Multi-Cap

Growth Funds Average 12.24%; and S&P 500 Index 14.75%. The month-end date of 8/31/94 is used for comparison purposes only; actual Fund inception is 8/5/94.

Calvert Capital Accumulation

Advisor Calvert Asset Management Company, Inc.

Subadvisor Brown Capital Management, Inc.

Objective

Capital Accumulation seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

Investments are primarily in the common stocks of mid-size companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation.)

The Fund currently defines mid-cap companies as those within the range of market capitalizations of the Standard & Poor's Mid-Cap 400 Index. Most companies in the Index have a capitalization of $500 million to $10 billion. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock market goes down

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result

o The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies.

o The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Capital Accumulation Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Fund's Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's Mid-Cap 400 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Mid-Cap Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

Capital Accumulation

Year-by-Year Total Return

(Class A return at NAV)

[INSERT BAR CHART HERE]
Best Quarter (of periods shown)	Q4 '98	25.03%
Worst Quarter (of periods shown)	Q3 '01	(24.88%)

Average Annual Total Returns (as of 12-31-01)

(with maximum sales charge deducted)
	1 year	5 years	10 years
Capital Accumulation: Class A1	(17.06%)	8.89%	N/A
Capital Accumulation: Class B	(18.00%)	N/A	N/A
Capital Accumulation: Class C	(14.51%)	9.03%	N/A
S&P Mid-Cap 400 Index	(0.62%)	16.11%	N/A
Lipper Mid-Cap Growth Funds Avg.	(21.17%)	7.64%	N/A

1Since inception Class A (10/31/94) 12.59%; S&P Mid Cap 400 Index 17.49%; and Lipper Mid-Cap Growth Funds Average 11.40%.

Calvert World Values

International Equity

Advisor Calvert Asset Management Company, Inc.

Subadvisor Aberdeen Asset Management, Inc.

Objective

CWVF International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund's investment and social criteria.

Principal Investment Strategies

The Fund invests primarily in the common stocks of mid- to large-cap companies using a value approach. The Fund identifies those countries with markets and economies that it believes currently provide the most favorable climate for investing. The Subadvisor selects countries based on a top-down analysis of economics and global themes and draws on a "20 questions" model which uses macro- and micro-economic inputs to rank the attractiveness of markets in various countries. Within each country, the Subadvisor uses valuation techniques that have been shown to best determine value within that market. In some countries, the valuation process may favor the comparison of price-to-cash-flow while in other countries, price-to-sales or price-to-book may be more useful in determining which stocks are undervalued.

The Fund invests primarily in more developed economies and markets. No more than 5% of Fund assets are invested in the U.S. (excluding High Social Impact and Special Equities investments).

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock markets go down (including markets outside the U.S.)

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result

o Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currincies other than the U.S. dollar

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CWVF International Equity Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Morgan Stanley Capital International EAFE Index. This is a widely recognized, unmanaged index of common stock prices around the world. It also shows the Fund's returns compared to the Lipper International Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CWVF International Equity

Year-by-Year Total Return

(Class A return at NAV)

[INSERT BAR CHART HERE]
Best Quarter (of periods shown)	Q4 '99	20.38%
Worst Quarter (of periods shown)	Q3 '01	(17.17%)

Average Annual Total Returns (as of 12-31-01)

(with maximum sales charge deducted)
	1 year	5 years	10 years
CWVF International Equity: Class A1	(27.39%)	(0.80%)	N/A
CWVF International Equity: Class B	(28.52%)	N/A	N/A
CWVF International Equity: Class C	(25.35%)	(0.82%)	N/A
MSCI EAFE Index GD	(21.21%)	1.17%	N/A
Lipper International Funds Average	(21.71%)	1.94%	N/A

1 Inception Class A (7/31/92) 3.73%; MSCI EAFE Index GD 6.52%; and Lipper International Funds Average 6.48%. The month end date of 7/31/92 is used for comparison purposes only, actual fund inception is 7/2/92.

Calvert New Vision Small Cap

Advisor Calvert Asset Management Company, Inc.

Subadvisor Awad Asset Management, Inc.

Objective

New Vision Small Cap seeks to provide long-term capital appreciation by investing primarily in small-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

At least 80% of the Fund's assets will be invested in the common stocks of small-cap companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation).

The Fund currently defines small-cap companies as those with market capitalization of $2 billion or less at the time the Fund initially invests.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock market goes down

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result

o Prices of small-cap stocks may respond to market activity differently than larger more established companies

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

New Vision Small Cap Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 2000 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Small-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

New Vision Small Cap

Year-by-Year Total Return

(Class A return at NAV)

[INSERT BAR CHART HERE]

Best Quarter (of periods shown)	Q4 '99	23.57%
Worst Quarter (of periods shown)	Q3 '98	(21.82%)

Average Annual Total Returns (as of 12-31-01)

(with maximum sales charge deducted)
	1 year	5 years	10 years
New Vision Small Cap: Class A1	2.51%	N/A	N/A
New Vision Small Cap: Class B	1.45%	N/A	N/A
New Vision Small Cap: Class C	5.68%	N/A	N/A
Russell 2000 Index TR	2.49%	N/A	N/A
Lipper Small-Cap Core Funds Avg.	7.65%	N/A	N/A

1 From inception Class A (1/31/97) 4.79%; Russell 2000 Index TR 7.22%;

Lipper Small-Cap Core Funds Avg. 9.84%.

CSIF Technology

Advisor Calvert Asset Management Company, Inc.

Subadvisor Turner Investment Partners, Inc.

Objective

CSIF Technology seeks growth of capital through investment in stocks in companies involved in the development, advancement, and use of technology.

Principal Investment Strategies

The Fund invests primarily in stocks of companies that develop new technologies and that may experience exceptional growth in sales and earnings driven by technology-related products and services. These companies may include companies that develop, produce or distribute products or services in the computer, semiconductors, electronics, communications, healthcare, and biotechnology sectors.

The Fund will invest at least 80% of its assets in the stocks of U.S. and non-U.S. companies principally engaged in research, development, and manufacture of technology and in the stocks of companies that should benefit from the commercialization of technological advances. The Fund may also invest up to 10% in private equity (generally venture capital investments in small untried enterprises that are not traded on a public exchange) and short up to 10% of the net asset value.

The goal of the investment selection process is to identify candidates for investment that are growth companies with superior earnings prospects, reasonable valuations, and favorable trading volume and price patterns. The process is based on one philosophy: earnings expectations drive stock prices. The Fund invests in companies with strong earnings prospects that the advisor expects to produce gains over time. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. The Fund buys companies with strong earnings dynamics, and sells those when it detects deterioration in the company's earnings growth potential. Security selection is the primary means of adding investment value. The Fund uses an active trading strategy which may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you, the shareholder, at the ordinary income tax rate.

The Fund is designed to have a beta over one. "Beta" is a measure of volatility compared to the PSE 100 Technology Index ("PSE 100"). The PSE 100 has a beta of one. The higher the beta, the higher the risk and potential reward. Thus, the Fund may be expected to outperform the PSE 100 in upmarkets, and to underperform in downmarkets. Of course, there can be no assurance that these expectations will occur.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort.

Principal Risks

The Fund is designed for long-term investors who are willing to accept above-average risk and volatility in order to seek a higher rate of return over time. You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock market goes down

o Since the Fund is focused on technology-related industries, it is more concentrated than stock funds investing in a broader range of industries

o The technology sector involves special risks, such as the faster rate of change and obsolescence of technological advances, and has been among the most volatile sectors of the stock market. The Fund's share price is likely to be more volatile than other funds that do not concentrate in one market sector

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result

o The Fund's success depends largely on the advisor's ability to select favorable investments. Also, different types of investments shift in and out of favor depending on market and economic conditions

o The Fund is subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole

o The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have a positive or negative impact on the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF Technology Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the PSE 100 Technology Index. This is a widely recognized, unmanaged index of common stock prices in the technology sector. It also shows the Fund's returns compared to the Lipper Science and Technology Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF Technology

Year-by-Year Total Return

(Class A return at NAV)

[INSERT BAR CHART HERE]

Best Quarter (of periods shown)	Q4 '01	42.56%
Worst Quarter (of periods shown)	Q3 '01	(44.84%)

Average Annual Total Returns (as of 12-31-01)

(with maximum sales charge deducted)
	1 year	5 years	10 years
CSIF Technology: Class A1	(47.00%)	N/A	N/A
CSIF Technology: Class B	(47.64%)	N/A	N/A
CSIF Technology: Class C	(45.51%)	N/A	N/A
PSE 100 Technology Index	(15.59%)	N/A	N/A
Lipper Science and Technology
Funds Average	(37.55%)	N/A	N/A

1Since inception Class A (10/31/00) (58.94%); PSE 100 Technology Index (29.24%); and Lipper Science and Technology Funds Average (54.69%).

CSIF Bond

Advisor Calvert Asset Management Company, Inc.

Objective

CSIF Bond seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment and social criteria.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 80% of its assets in fixed income securities of any quality, with at least 65% of its assets in investment grade debt securities rated A or above.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, for any of the following reasons:

o The market prices of bonds decline

o The individual bonds in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result

o The credit quality of the securities deteriorates such as an event of bankruptcy

o The Advisor's forecast as to interest rates is not correct

o The Advisor's allocation among different sectors of the bond market does not perform as well as expected

o The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

o The Portfolio may invest up to 35% of its net assets in below-investment grade bonds. They are subject to greater credit risk than investment grade bonds.

The Fund's active trading strategy may cause the Fund to have a relatively high amount of short term capital gains, which are taxable to you at the ordinary income tax rate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF Bond Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman Aggregate Bond Index. This is a widely recognized, unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds A-Rated Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF Bond

Year-by-Year Total Return

(Class A return at NAV)

[INSERT BAR CHART HERE]
Best Quarter (of periods shown)	Q1 '01	7.68%
Worst Quarter (of periods shown)	Q1 '94	(3.57%)

Average Annual Total Returns (as of 12-31-01)

(with maximum sales charge deducted)
	1 year	5 years	10 years
CSIF Bond: Class A	9.15%	6.30%	6.34%
CSIF Bond: Class B	8.26%	N/A	N/A
CSIF Bond: Class C	11.02%	N/A	N/A
Lehman Aggregate Bond Index TR	8.44%	7.43%	7.23%
Lipper Corporate Debt Funds
A-Rated Average	7.48%	6.24%	6.74%

CSIF Money Market

Advisor Calvert Asset Management Company, Inc.

Objective

CSIF Money Market seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments meeting the Fund's investment and social criteria.

Principal Investment Strategies

The Fund invests in high quality, money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations. All investments must comply with the SEC money market fund requirements.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

The Fund's yield will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, extreme changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease. The Fund limits the amount it invests in any one issuer to try to lessen its exposure.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

CSIF Money Market Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance has varied from year to year. The table compares the Fund's returns over time to the Lipper Money Market Instrument Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

CSIF Money Market

Year-by-Year Total Return

[INSERT BAR CHART HERE]

Best Quarter (of periods shown)	Q4 '00	1.48%
Worst Quarter (of periods shown)	Q4 '01	0.47%

Average Annual Total Returns (as of 12-31-01)
	1 year	5 years	10 years
CSIF Money Market	3.57%	4.77%	4.34%
Lipper Money Market Instrument
Funds Average	3.44%	4.71%	4.40%

For current yield information, call 800-368-2745, or visit Calvert's website at www.calvert.com.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Shareholder fees are paid directly from your account; annual Fund operating expenses are deducted from Fund assets.

Shareholder Fees (fees paid directly from your account)
CSIF Balanced, Equity, Enhanced Equity,
& Technology; Large Cap Growth, Calvert
Social Index Fund, Capital Accumulation,
and New Vision Small Cap	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Low balance fee
(applies only to Enhanced Equity and
Calvert Social Index Fund for	$15/year	$15/year	$15/year
regular accounts under $5,000; IRA
accounts under $1,000 and Large Cap
Growth for all accounts under $1,000)

CWVF International Equity	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption Fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
purchases over $100,000 that are redeemed
or exchanged in less than 30 days.

Shareholder Fees (fees paid directly from your account) (cont'd)
CSIF Bond	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	3.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	4%5	1%3
or redemption proceeds,
whichever is lower)

CSIF Money Market	(Class O)
Maximum sales charge (load) imposed on purchases	None
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or redemption	None
proceeds, whichever is lower)

Account maintenance fee	$3/mo.
(for accounts under $1,000)

Annual Fund Operating Expenses6 (deducted from fund assets)

CSIF Balanced	Class A	Class B	Class C
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.24%	1.00%	1.00%
Other expenses	0.26%	0.52%	0.49%
Total annual fund operating expenses	1.20%	2.22%	2.19%

Annual Fund Operating Expenses6 (deducted from fund assets)

CSIF Equity	Class A9	Class B	Class C
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.33%	0.50%	0.44%
Total annual fund operating expenses	1.28%	2.20%	2.14%

Calvert Social Index Fund	Class A	Class B	Class C
Management fees	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	1.14%	4.22%	2.87%
Total annual fund operating expenses	1.84%	5.67%	4.32%
Fee waiver and/or expense reimbursement7	(1.09%)	(3.92%)	(2.57%)
Net expenses8	0.75%	1.75%	1.75%

CSIF Enhanced Equity	Class A	Class B	Class C
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.43%	0.67%	0.63%
Total annual fund operating expenses	1.43%	2.42%	2.38%
Fee waiver and/or expense reimbursement7	(0.18%)	-	-
Net expenses8	1.25%	-	-

Calvert Large Cap Growth	Class A	Class B	Class C
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	1.67%	2.49%	3.44%
Total annual fund operating expenses	2.62%	4.19%	5.14%
Fee waiver and/or expense reimbursement7	(1.32%)	(1.89%)	(2.84%)
Net expenses8, 10	1.30%	2.30%	2.30%

Annual Fund Operating Expenses6 (deducted from fund assets)
Calvert Capital Accumulation	Class A	Class B	Class C
Management fees	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.44%	0.66%	0.59%
Total annual fund operating expenses	1.69%	2.56%	2.49%

CWVF International Equity	Class A	Class B	Class C
Management fees	1.10%	1.10%	1.10%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.50%	0.98%	0.71%
Total annual fund operating expenses	1.85%	3.08%	2.81%

Calvert New Vision Small Cap	Class A	Class B	Class C
Management fees	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.51%	0.87%	0.69%
Total annual fund operating expenses	1.76%	2.87%	2.69%

CSIF Technology	Class A	Class B	Class C
Management fees	1.50%	1.50%	1.50%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	3.68%	5.33%	14.88%
Total annual fund operating expenses	5.43%	7.83%	17.38%
Fee waiver and/or expense reimbursement7	(3.33%)	(4.73%)	(14.28%)
Net expenses8	2.10%	3.10%	3.10%

Annual Fund Operating Expenses6 (deducted from fund assets)
CSIF Bond	Class A	Class B	Class C
Management fees	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.20%	1.00%	1.00%
Other expenses	0.34%	0.54%	0.73%
Total annual fund operating expenses	1.19%	2.19%	2.38%

CSIF Money Market	Class O
Management fees	0.50%
Distribution and service (12b-1) fees	-
Other expenses	0.34%
Total annual fund operating expenses	0.84%

Explanation of Fees and Expenses Table

1 Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares redeemed within 1 year of purchase. (See "How to Buy Shares" - Class A).

2 A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 6 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second and third year, 3% in the fourth year, 2% in the fifth year, and 1% in the sixth year. There is no charge on redemptions of Class B shares held for more than six years. See "Calculation of Contingent Deferred Sales Charge."

3 A contingent deferred sales charge of 1% is imposed on the proceeds of Class C shares redeemed within one year. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charge."

4 The redemption fee applies only to purchases over $100,000 that are redeemed or exchanged out of the Fund in less than 30 days. The fee is not charged on certain retirement platforms and other similar omnibus-type accounts. The fee, where applicable, is deducted from your redemption proceeds. It is payable to the Fund. This fee is to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund.

5 A contingent deferred sales charge is imposed on the proceeds of Class B shares of CSIF Bond redeemed within 4 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 4% in the first year that shares are held, to 3% in the second, 2% in the third year, and 1% in the fourth year. There is no charge on redemptions of Class B shares held for more than four years. See "Calculation of Contingent Deferred Sales Charge."

6 Expenses are based on expenses for the Fund's most recent fiscal year, unless otherwise indicated. Management fees include the Subadvisory fees paid by the Advisor ("Calvert"), or in the case of Calvert Large Cap Growth, the Fund, to the Subadvisors, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. The subadvisory fees for Calvert Large Cap Growth are subject to a performance adjustment, which could cause the fee to be as high as 0.70% or as low as 0.20%, depending on the Fund's performance relative to the S&P 500 Index.

7 Calvert has agreed to limit annual fund operating expenses (net of any expense offset arrangements) through January 31, 2003 for Calvert Social Index Fund (Class A, B and C), CSIF Enhanced Equity Portfolio (Class A), Calvert Large Cap Growth Fund (Class A, B and C), and CSIF Technology Portfolio (Class A, B and C). This is the maximum amount of operating expenses that can be charged to these Funds for these periods. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments, taxes and capital items. The Fund has an expense offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses.

8 The contractual expense caps are as follows: for Calvert Social Index Fund, 0.75% for Class A, 1.75% for Class B, and 1.75% for Class C; for CSIF Enhanced Equity, 1.25% for Class A; for Calvert Large Cap Growth, 1.50% for Class A, 2.50% for Class B, and 2.50% for Class C, and for CSIF Technology, 2.10% for Class A, 3.10% for Class B, and 3.10% for Class C. Calvert has further agreed to limit annual fund operating expenses for CSIF Technology's Class B and C at 7.50% through January 31, 2012.

9 Expenses have been restated for the upcoming fiscal year.

10 The contractual expense cap is exclusive of any performance fee adjustment. The amounts shown in the table reflects a negative 0.20% performance fee adjustment.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

o You invest $10,000 in the Fund for the time periods indicated;

o Your investment has a 5% return each year; and

o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years

Investment is Held
Class A
Class B	(with redemption)
Class B	(no redemption)
Class C	(with redemption)
Class C	(no redemption)

CSIF Balanced
1	$591	$725	$225	$322	$222
3	838	1,094	694	685	685
5	1,103	1,390	1,190	1,175	1,175
10	1,860	2,296	2,296	2,524	2,524

CSIF Equity
1	599	723	223	317	217
3	862	1,088	688	670	670
5	1,144	1,380	1,180	1,149	1,149
10	1,947	2,301	2,301	2,472	2,472

Calvert Social Index Fund
1	548	678	178	278	178
3	925	1,741	1,341	1,076	1,076
5	1,326	2,688	2,488	1,986	1,986
10	2,446	4,555	4,555	4,317	4,317

CSIF Enhanced Equity
1	596	745	245	341	241
3	889	1,155	755	742	742
5	1,203	1,491	1,291	1,270	1,270
10	2,092	2,511	2,511	2,716	2,716

Calvert Large Cap Growth

1	601	733	233	333	233
3	1,131	1,501	1,101	1,287	1,287
5	1,687	2,182	1,982	2,339	2,339
10	3,195	3,915	3,915	4,954	4,954

Class A
Class B	(with redemption)
Class B	(no redemption)
Class C	(with redemption)
Class C	(no redemption)

Capital Accumulation
1	$639	$759	$259	$352	$252
3	982	1,196	796	776	776
5	1,349	1,560	1,360	1,326	1,326
10	2,378	2,683	2,683	2,826	2,826

CWVF International Equity
1	654	811	311	384	284
3	1,029	1,351	951	871	871
5	1,428	1,816	1,616	1,484	1,484
10	2,541	3,106	3,106	3,138	3,138

Calvert New Vision Small Cap
1	645	790	290	372	272
3	1,003	1,289	889	835	835
5	1,384	1,713	1,513	1,425	1,425
10	2,450	2,931	2,931	3,022	3,022

CSIF Technology
1	678	813	313	413	313
3	1,738	2,203	1,803	1,803	1,803
5	2,789	3,420	3,220	3,220	3,220
10	5,376	6,139	6,139	6,464	6,464

CSIF Bond
1	492	622	222	341	241
3	739	885	685	742	742
5	1,005	1,175	1,175	1,270	1,270
10	1,764	2,036	2,036	2,716	2,716

CSIF Money Market (Class O)
1	$86
3	268
5	466
10	1,037

Investment Practices and Risks

The most concise description of each Fund's principal investment strategies and associated risks is under the earlier summary for each Fund. The Funds are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques summarized earlier along with certain additional investment techniques and their risks.

For each of the investment practices listed, the following table shows each Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table

J Fund currently uses as a principal investment practice

q Permitted, but not typically used as a principal investment practice

(% of assets allowable, if restricted)

8 Not permitted

xN Allowed up to x% of Fund's net assets

xT Allowed up to x% of Fund's total assets

NA Not applicable to this type of fund

Investment Practices

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase your tax liability. Risks: Opportunity, Market and Transaction.

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective. Risks: Opportunity.

Conventional Securities

Stocks in General

The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

Foreign Securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. For funds that may invest in debt, this includes debt instruments denominated in other curriecies such as Eurobonds.Risks: Market, Currency, Transaction, Liquidity, Information and Political.
CSIF Money Market	NA	NA	NA	NA
CSIF Bond	J	q	NA	25N
CSIF Technology	J	q	J	q
Calvert New Vision Small Cap	q	q	J	15T2
CWVF International Equity	q	q	J	J
Capital Accumulation	q	q	J	25N
Large Cap Growth	q	q	J	10N
CSIF Enhanced Equity	q	q	J	8
Calvert Social Index Fund	q	q	J	5T1
CSIF Equity	q	q	J	25N
CSIF Balanced	J	q	J	25N

1 Calvert Social Index Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all of the stocks that comprise the Index. The Index (and hence the Fund) may include securities issued by companies located outside the US but only if they are traded primarily on the NYSE or AMEX/NASDAQ.

2 New Vision Small Cap may invest only in American Depository Receipts (ADRs) - dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on US exchanges. See the SAI.

Conventional Securities

Small cap stocks. Investing in small

companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

Illiquid securities. Securities which cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid. Risks: Liquidity, Market and Transaction.

Initial Public Offerings ("IPOs"). IPOs are newly issued securities that may have volatile prices due to speculation and the lack of any established long term price history. Accordingly, IPOs and other volatile investments may magnify the performance impact when the Fund assets are small or when the Fund contains a significant amount of such investments. Currently, there is no limit on the amount of IPOs that may be purchased by the Fund provided such purchases are within the Fund's stated objectives and guidelines. Fund performance driven by IPO purchases may not continue if assets grow or IPO Fund trading changes. Risks: Market.

Unleveraged Derivative Securities

Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.
CSIF Money Market	NA	NA	NA	J4	10N	8	J4
CSIF Bond	NA	J	35N3	J	15N	NA	J
CSIF Technology	J	q	q	q	15N	J	q
Calvert New Vision Small Cap	J	q (35N)	5N3	q	15N	q	q
CWVF International Equity	q	q (35N)	5N3	q	15N	q	q
Capital Accumulation	q	q	10N3	q	15N	q	q
Large Cap Growth	q	q	20N	q	15N	q	q
CSIF Enhanced Equity	NA	NA	NA	NA	15N	NA	NA
Calvert Social Index Fund	q	NA	NA	q	15N	NA	NA
CSIF Equity	q	q	20N3	q	15N	q	q
CSIF Balanced	q	J	20N3	J	15N	q	J

3 Excludes any high social impact investments.

4 Must be money-market eligible under SEC Rule 2a-7.

Unleveraged Derivative Securities (cont'd)

Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

Participation interests. Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.

Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Fund will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

Structured securities. Indexed and/or

leveraged mortgage-backed and other debt

securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks:Credit, Interest Rate, Extension,

Prepayment, Market, Leverage, Liquidity and Correlation.
CSIF Money Market	q4	q4	NA	NA	NA	NA
CSIF Bond	J	q	q	5T5	5N	q
CSIF Technology	q	q	5T	5T5	5N	q
Calvert New Vision Small Cap	q	q	8	5T5	5N	NA
CWVF International Equity	q	q	5T	5T5	5N	NA
Capital Accumulation	q	q	5T	5T5	5N	q
Large Cap Growth	q	q	q	5T5	5N	NA
CSIF Enhanced Equity	NA	NA	NA	5T5	5N	NA
Calvert Social Index Fund	NA	NA	NA	NA	5N	NA
CSIF Equity	q	q	q	5T5	5N	NA
CSIF Balanced	J	q	q	5T5	5N	q

4 Must be money-market eligible under SEC Rule 2a-7. 5 Based on net premium payments.

The Funds have additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities, swap agreements and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Types of Investment Risk

Correlation risk

This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

The risk that a Fund's portfolio management practices might not work to achieve their desired result.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

What is Indexing? (Calvert Social Index Fund)

An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index.

Index funds are not actively managed by investment advisors who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or for worse. The socially responsible criteria used by the Calvert Social Index may result in economic sector weightings that are significantly different from those of the overall market.

To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest, to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.

The Fund uses a replication method of indexing. If assets should ever decline to below $20 million, it may use the sampling method.

Although index funds, by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

Investment Selection Process

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for a Fund are first selected for financial soundness and then evaluated according to that Fund's social criteria. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for all Funds must meet the minimum standards for all its financial and social criteria.

Although each Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Funds invest in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations. Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

Each Fund has developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors. All social criteria may be changed by the Board of Trustees/Directors without shareholder approval.

CSIF Portfolios, Calvert Capital Accumulation, Calvert Social Index Fund, and Calvert Large Cap Growth:

These Funds seek to invest in companies that:

o Deliver safe products and services in ways that sustain our natural environment. For example, The Funds look for companies that produce energy from renewable resources, while avoiding consistent polluters.

o Manage with participation throughout the organization in defining and achieving objectives. For example, The Funds look for companies that offer employee stock ownership or profit-sharing plans.

o Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the EEOC, and provide opportunities for women, people of color, disadvantaged minorities, and others for whom equal opportunities have often been denied. For example, the Funds consider both unionized and non-union firms with good labor relations.

o Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreate a context within which these goals can be realized. For example, the Funds look for companies with an above average commitment to community affairs and charitable giving.

These Funds seek to avoid investing in companies that Calvert determines to be significantly engaged in:

o Business activities in support of repressive regimes

o Production, or the manufacture of equipment, to produce nuclear energy

o Manufacture of weapon systems

o Manufacture of alcoholic beverages or tobacco products

o Operation of gambling casinos

o A pattern and practice of violating the rights of American Indians and other indigenous peoples

With respect to U.S. government securities, CSIF invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Fund's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

Calvert World Values International Equity:

The spirit of CWVF International Equity's social criteria is similar to CSIF, but the application of the social analysis is significantly different. International investing brings unique challenges in terms of corporate disclosure, regulatory structures, environmental standards, and differing national and cultural priorities. Due to these factors, the CWVF International Equity social investment standards are less stringent than those of CSIF.

CWVF International Equity seeks to invest in companies that:

o Achieve excellence in environmental management. We select investments that take positive steps toward preserving and enhancing our natural environment through their operations and products. We seek to avoid companies with poor environmental records.

o Have positive labor practices. We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria. We seek to invest in companies that hire and promote women and ethnic minorities; respect the right to form unions; comply, at a minimum, with domestic hour and wage laws; and provide good health and safety standards. We seek to avoid companies that demonstrate a pattern of engaging in forced, compulsory, or child labor.

CWVF International Equity seeks to avoid investing in companies that:

o Contribute to human rights abuses in other countries.1

o Produce nuclear power or nuclear weapons, or have more than 10% of revenues derived from the production or sale of weapons systems.

o Derive more than 10% of revenues from the production of alcohol or tobacco products, but actively seeks to invest in companies whose products or services improve the quality of or access to health care, including public health and preventative medicine.

o Are significantly engaged in a pattern and practice of violating the rights of indigenous peoples. We also support the promotion of positive portrayals of indigenous peoples and their heritage.

1 CWVF International Equity may invest in companies that operate in countries with poor human rights records if we believe the companies are making a positive contribution.

Calvert New Vision Small Cap:

The Fund carefully reviews company policies and behavior regarding social issues important to quality of life such as:

o environment

o employee relations

o product criteria

o weapons systems

o nuclear energy

o human rights

The Fund seeks to avoid investing in companies that have:

o Significant or historical patterns of violating environmental regulations, or otherwise have an egregious environmental record.

o Significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or that have major labor-management disputes.

o Nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process.

o Significantly engaged in weapons production (including weapons systems contractors and major nuclear weapons systems contractors).

o Significantly involved in the manufacture of tobacco or alcohol products.

o Products or offer services that, under proper use, are considered harmful.

High Social Impact Investments

CSIF Balanced, Bond, Technology and Equity, Calvert World Values International Equity, Capital Accumulation, New Vision Small Cap, Calvert Social Index Fund, and Large Cap Growth

High Social Impact Investments is a program that targets a percentage of the Fund's assets (up to 1% for each of CSIF Balanced, CSIF Equity, CSIF Technology and CSIF Bond, Calvert Social Index Fund, Large Cap Growth, and New Vision Small Cap and up to 3% for each of CWVF International Equity and Capital Accumulation) to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, they have a significant social return by making a tremendous difference in our local communities. High Social Impact Investments are valued under the direction and control of the Funds' Boards.

Pursuant to an exemptive order, the Funds invest those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes from the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from Calvert Group, organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities. The Funds may also invest directly in high social impact issuers.

Investments in High Social Impact Investments may hinder the Calvert Social Index Fund's ability to track the Index. For this reason, the Fund limits the amount of such investments to only 1% of Fund assets, and will not engage in this program until reaching $50 million in assets.

Special Equities

CSIF Balanced, CSIF Equity, and Calvert World Values International Equity

CSIF Balanced, CSIF Equity, and CWVF International Equity each have a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk - they are subject to liquidity, information, and if a debt investment, credit risk. Special Equities are valued under the direction and control of the Funds' Boards. The Calvert Social Index Fund may engage in this program upon reaching $50 million in assets. Special Equities investments are limited to only 1% of the Calvert Social Index Fund's assets, and to 10% of the assets of each of CSIF Balanced, CSIF Equity, and CWVF International Equity.

Shareholder Advocacy and Social Responsibility

As the Fund's investment advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert seeks to positively influence corporate behavior through its role as a shareholder by pushing companies toward higher standards of social and environmental responsibility. Calvert's activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with management as part of its social research process. After the Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and social responsibility at annual stockholder meetings. Calvert takes its voting responsibility seriously and votes all proxies consistent with the financial and social objectives of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of social issues. It files shareholder resolutions when its dialogue with corporate management proves unsuccessful to encourage a company to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in the company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

About Calvert

Calvert Asset Management Company, Inc. (Calvert), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of Calvert. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2001, Calvert had over $7 billion in assets under management.

Calvert uses a team approach to its management of CSIF Bond (since February 1997) and the fixed-income assets of CSIF Balanced (June 1995). Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the investment strategy and management of all Calvert Funds for Calvert while Gregory Habeeb manages the day-to-day investments of Calvert's taxable fixed-income portfolios. Mr. Habeeb has over 20 years of experience as an analyst, trader, and portfolio manager.

Subadvisors and Portfolio Managers

Brown Capital Management, Inc.; 1201 North Calvert Street, Baltimore, Maryland 21202, has managed part of the equity investments of CSIF Balanced since 1996, and Capital Accumulation since 1994. In 1997, Brown Capital became the sole Subadvisor for Capital Accumulation. It uses a bottom-up approach that incorporates growth-adjusted price earnings, concentrating on mid-/large-cap growth stocks.

Eddie C. Brown, founder and President of Brown Capital Management, Inc., heads the portfolio management team for Capital Accumulation and Brown Capital's portion of CSIF Balanced. He brings over 24 years of management experience to the Funds, and has held positions with T. Rowe Price Associates and Irwing Management Company. Mr. Brown is a frequent panelist on "Wall Street Week with Louis Rukeyser" and is a member of the Wall Street Week Hall of Fame.

NCM Capital Management Group, Inc.; 103 West Main Street, Durham, NC 27701, has managed part of the equity investments of CSIF Balanced since 1995. NCM is one of the largest minority-owned investment management firms in the country and provides products in equity fixed income and balanced portfolio management. It is also one of the industry leaders in the employment and training of minority and women investment professionals.

NCM's portfolio management team consists of several members, headed by Maceo K. Sloan. Mr. Sloan has more than 12 years of experience in the investment industry, and has been a panelist on Wall Street Week with Louis Rukeyser.

SSgA Funds Management, Inc (SSgA FM); Two International Place, Boston, MA 02110, is a subsidiary of State Street Corporation. SSgA FM is an adviser registered with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940. SSgA FM is the successor to State Street Global Advisors (SSgA), a division of State Street Bank and Trust Company.

SSgA FM's portfolio management team consists of several members, headed by Arlene Rockefeller. She had been with the firm since 1982, with 10 years experience in investment computer systems. Ms. Rockefeller is currently director of SSgA's Global Enhanced Equity Group. She manages a variety of SSgA's equity and tax-free funds.

Atlanta Capital Management Company, L.L.C.; Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, GA 30309, has managed CSIF Equity since September 1998.

Daniel W. Boone, III, C.F.A. heads the Atlanta portfolio management team for CSIF Equity. He is a senior Partner and senior investment professional for Atlanta Capital. He has been with the firm since 1976. He specializes in equity portfolio management and research. Before joining the firm, he held positions with the international firm of Lazard, Freres in New York, and Wellington Management Company. Mr. Boone has earned a MBA from the Wharton School of University of Pennsylvania, where he graduated with distinction, and a B.A. from Davidson College.

Aberdeen Asset Management, Inc.; 875 North Michigan Ave., Suite 3415, Chicago, IL 60611, has managed Calvert World Values International Equity Fund since its inception.

Andrew Preston heads the portfolio management team for International Equity. He joined the firm in 1985, and has held positions as investment analyst in the United Kingdom and U.S. Department, and Fund Manager in the Japanese Department. He was appointed director of the company in 1993. Prior to joining the firm, he was a member of the Australian Foreign Service and attended University in Australia and Japan.

Awad Asset Management, Inc. (Awad); 250 Park Avenue, New York, NY 10177, a subsidiary of Raymond James & Associates, has managed the New Vision Small Cap Fund since 1997. The firm specializes in the management of small-capitalization growth stocks. They emphasize a growth-at-a-reasonable-price investment philosophy.

James Awad, President of Awad, founded the firm in 1992. He heads the portfolio management team for New Vision Small Cap. Mr. Awad has more than 30 years experience in the investment business, holding positions with firms such as Neuberger & Berman and First Investors Corporation.

Bridgeway Capital Management, Inc.; 5615 Kirby Drive, Suite 518, Houston Texas 77005-2448, has managed Calvert Large Cap Growth (previously the Bridgeway Fund, Inc. Social Responsibility Portfolio) since its inception in 1994.

John Montgomery, founder and President of Bridgeway Capital Management, Inc., is responsible for selecting the securities that the Fund purchases and sells. Mr. Montgomery holds bachelor degrees from Swarthmore College in both engineering and philosophy and graduate degrees from MIT and Harvard Business School. He worked with computer modeling and quantitative methods as a research engineer at MIT in the late 70's. Later, as a student at Harvard, he investigated methods to apply modeling to portfolio management. Mr. Montgomery began applying these methods to his own investments in 1985. He left the transportation industry at the end of 1991 to perform full time research on his investment models.

World Asset Management, LLC; 255 E. Brown St., Birmingham, MI 48009, is the Subadvisor for Calvert Social Index Fund. It has been in the index business since the mid 1970s and specializes in passive portfolio management technique. It has managed the Fund since inception.

Turner Investment Partners, Inc.; 1235 Westlakes Drive, Berwyn, Pennsylvania 19312, has managed CSIF Technology since inception. It uses a disciplined approach to investing in growth stocks based on the premise that earnings expectations drive stock prices.

Bob Turner is the founder, chairman, and chief investment officer of Turner Investment Partners. He heads the Fund's portfolio management team. A Chartered Financial Analyst, he was previously senior investment manager with Meridian Investment Company.

Each of the Funds has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets. This figure is the total of all Advisory fees (paid to Calvert) and Subadvisory fees (paid to applicable Subadvisors, if any, by Calvert or the Fund). Note, it does not include any administrative service fees.
Fund	Advisory Fee
CSIF Balanced	0.42%
CSIF Equity	0.50%
Calvert Social Index Fund	0.225%
CSIF Enhanced Equity	0.60%
Calvert Large Cap Growth	0.70%1
Capital Accumulation	0.65%
CWVF International Equity	0.75%
Calvert New Vision Small Cap	0.75%
CSIF Technology	1.25%
CSIF Bond	0.35%
CSIF Money Market	0.30%

1 This includes a 0.45% subadvisory fee the Fund pays directly to the Subadvisor. The Subadvisor may earn (or have its base fee reduced by) a performance adjustment of plus or minus 0.25%, based on the extent to which performance of the Fund exceeds or trails the index against which it is measured.

HOW TO BUY SHARES

Getting Started - Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional, Education and Roth IRAs, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, 403(b)(7) accounts, and several other types of accounts. Minimum investments are lower for the retirement plans.

Then decide which class of shares is best for you. You should make this decision carefully, based on:

o the amount you wish to invest;

o the length of time you plan to keep the investment; and

o the Class expenses.

Choosing a Share Class

CSIF Money Market offers only one class of shares (Class O), which is sold without a sales charge. The other Funds in this prospectus offer three different Classes (Class A, B, and C). This chart shows the difference in the Classes and the general types of investors who may be interested in each Class:

Class A: Front-End Sales Charge

For all investors, particularly those investing a substantial amount who plan to hold the shares for a long period of time.

Sales charge on each purchase of 4.75% or less (3.75% or less for CSIF Bond), depending on the amount you invest.

Class A shares have annual 12b-1 fee of up to 0.35%.

Class A shares have lower annual expenses due to a lower 12b-1 fee.

Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid will be subject to a 0.80% deferred sales charge for 1 year.

Class B: Deferred Sales Charge for 6 years (4 years for CSIF Bond)

For investors who plan to hold the shares at least 6 years (4 for CSIF Bond). The expenses of this class are higher than Class A, because of the 12b-1 fee.

No sales charge on each purchase, but if you sell your shares within 6 years, you will pay a deferred sales charge of 5% or less on shares you sell (4% or less on shares of CSIF Bond you sell within 4 years of purchase).

Class B shares have an annual 12b-1 fee of 1.00%.

Your shares will automatically convert to Class A shares after 8 years (6 years for CSIF Bond), reducing your future annual expenses.

If you are investing more than $250,000, you should consider investing in Class A or C.

Class C: Deferred Sales Charge for 1 year

For investors who are investing for at least one year, but less than six years. The expenses of this Class are higher than Class A, because of the 12b-1 fee.

No sales charge on each purchase, but if you sell shares within 1 year, then you will pay a deferred sales charge of 1% at that time.

Class C shares have an annual 12b-1 fee of 1.00%.

Class C shares have higher annual expenses than Class A and there is no automatic conversion to Class A.

If you are investing more than $1,000,000, you should invest in Class A.

Class A

If you choose Class A, you will pay a sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000, or if your cumulative purchases or the value in your account is more than $50,000,4 then the sales charge is reduced to 3.75%.

	Balanced, Equity, Technology, Enhanced Equity, Capital Accumulation, CWVF International Equity, New Vision Small Cap, Social Index Fund, Large Cap Growth		CSIF Bond
Your investment in	Sales Charge %	% of Amt.	Sales Charge % of offering	% of Amt.
Class A shares	of offering price	Invested	price	Invested
Less than $50,000	4.75%	4.99%	3.75%	3.90%
$50,000 but less than $100,000	3.75%	3.90%	3.00%	3.09%
$100,000 but less than $250,000	2.75%	2.83%	2.25%	2.30%
$250,000 but less than $500,000	1.75%	1.78%	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%	1.00%	1.01%
$1,000,000 and over	None5	None5	None5	None5

4 This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the higher of cost or current value of shares you have previously purchased in Calvert Funds that impose sales charges.

This automatically applies to your account for each new purchase of Class A shares.

5 Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid are subject to a one year CDSC of 0.80%. See the "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges."

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of registered investment advisers. For details on these and other purchases that may qualify for a reduced sales charge, see Exhibit A.

Class B

If you choose Class B, there is no front-end sales charge like Class A, but if you sell the shares within the first 6 years (or 4 years for CSIF Bond), you will have to pay a "contingent deferred" sales charge ("CDSC"). This means that you do not have to pay the sales charge unless you sell your shares within the first 6 years after purchase (or 4 years for CSIF Bond). Keep in mind that the longer you hold the shares, the less you will have to pay in deferred sales charges.

Time Since Purchase	CDSC	CDSC
1st year	5%	4%
2nd year	4%	3%
3rd year	4%	2%
4th year	3%	1%
5th year	2%	None
6th year	1%	None
After 6 years	None	None

Calculation of Contingent Deferred Sales Charge

and Waiver of Sales Charges

The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. For example, if you invested $5,000 in CSIF Equity Class B shares three years ago, and it is now worth $5,750, the CDSC will be calculated by taking the lesser of the two values ($5,000), and multiplying it by 4%, for a CDSC of $200. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

o Redemption upon the death or disability of the shareholder, plan participant, or beneficiary.6

o Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older.7

o The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code.

o Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees/Directors.

o A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance, but no sooner than nine months from purchase date.8

Class C

If you choose Class C, there is no front-end sales charge like Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you plan to buy shares and hold them for at least 1 year, but not more than five or six years.

Distribution and Service Fees

Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see Exhibit B for more service fee information.

6 "Disability" means a total disability as evidenced by a determination by the federal Social Security Administration.

7 The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.

8 This systematic withdraw plan requires a minimum account balance of $50,000 to be established.

The table below shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year. The fees are based on average daily net assets by particular Class.

Maximum Payable under Plan/Amount Actually Paid

CSIF Money Market 0.25%/0.00%
	Class A	Class B	Class C
CSIF Balanced	0.35%/0.24%	1.00%/1.00%	1.00%/1.00%
CSIF Equity	0.35%/0.23%	1.00%/1.00%	1.00%/1.00%
Calvert Social Index Fund	0.25%/0.25%	1.00%/1.00%	1.00%/1.00%
CSIF Enhanced Equity	0.25%/0.25%	1.00%/1.00%	1.00%/1.00%
Calvert Large Cap Growth	0.25%/0.25%	1.00%/1.00%	1.00%/1.00%
Capital Accumulation	0.35%/0.35%	1.00%/1.00%	1.00%/1.00%
CWVF International Equity	0.35%/0.25%	1.00%/1.00%	1.00%/1.00%
New Vision Small Cap	0.25%/0.25%	1.00%/1.00%	1.00%/1.00%
CSIF Technology	0.25%/0.25%	1.00%/1.00%	1.00%/1.00%
CSIF Bond	0.35%/0.20%	1.00%/1.00%	1.00%/1.00%

Next Step - Account Application

Complete and sign an application for each new account. When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or our shareholder services department at 800-368-2748.

Minimum To Open an Account

CSIF Balanced	$1,000
CSIF Equity	$1,000
CSIF Bond	$1,000
CSIF Money Market	$1,000

Calvert Large Cap Growth	$2,000
CWVF International Equity	$2,000
Capital Accumulation	$2,000
New Vision Small Cap	$2,000
CSIF Technology	$2,000

CSIF Enhanced Equity	$5,000
Calvert Social Index Fund	$5,000 ($2,000 for IRAs)

Minimum additional investments

$250; The Funds may charge a $2.00 service fee on purchases of less than $250.

Please make your check payable to the Fund and mail it to:

New Accounts	Subsequent investments
(include application):	(include investment slip):
Calvert	Calvert
P.O. Box 219544	P.O. Box 219739
Kansas City, MO 64121-9544	Kansas City, MO 64121-9739

By Registered,	Calvert
Certified, or	c/o NFDS
Overnight Mail	330 West 9th Street
Kansas City, MO 64105-1807

At the Calvert Office Visit the Calvert Office to make investments by check.

See the back cover page for the address.

IMPORTANT - HOW SHARES ARE PRICED

The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations.

CSIF Money Market is valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees/Directors believes accurately reflects fair value. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your order is received and in good order. All of your purchases must be made in US dollars.

No cash or third party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. As a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

CSIF Money Market

Your purchase will be credited at the net asset value calculated after your order is received and accepted. If the Transfer Agent receives your wire purchase by 5 p.m. ET, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are credited to the account.

OTHER CALVERT FEATURES

Calvert Information Network

For 24 hour performance and account information call 800-368-2745 or visit www.calvert.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Calvert Money Controller

Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, each Fund and the distributor may reject any order considered market-timing activity.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of prospectuses and annual and semi annual reports.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25. CSIF Money Market will charge a service fee of $25 for drafts returned for insufficient or uncollected funds.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

Minimum Account Balance

Please maintain a balance in each of your Fund accounts of at least $1,000 per class ($5,000 for CSIF Enhanced Equity and Calvert Social Index Fund). If the balance in your account falls below the minimum during a month, a fee may be charged to your account (CSIF Money Market, $3/month; CSIF Enhanced Equity, Calvert Large Cap Growth and Calvert Social Index Fund $15/year).

If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum, and will be closed if the balance is not brought up to the required minimum within 30 days.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.
CSIF Money Market	Accrued daily, paid monthly
CSIF Bond	Paid monthly
CSIF Balanced	Paid quarterly
CSIF Equity	Paid annually
Calvert Social Index Fund	Paid annually
CSIF Enhanced Equity	Paid annually
Calvert Large Cap Growth	Paid annually
Capital Accumulation	Paid annually
CWVF International Equity	Paid annually
New Vision Small Cap	Paid annually
CSIF Technology	Paid annually

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend (Not Applicable to Money Market Funds)

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, each Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

For Non-Money Market Funds

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, these Funds will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemptions proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Drafts written on CSIF Money Market during the hold period will be returned for uncollected funds. Your shares will be redeemed at the next NAV calculated after your redemption request is received by the transfer agent in good order (less any applicable CDSC or redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Draftwriting (CSIF Money Market only)

You may redeem shares in your CSIF Money Market account by writing a draft for at least $250. If you complete and return the signature card for draftwriting, the Portfolio will mail bank drafts to you, printed with your name and address. Drafts may not be ordered until your initial purchase has cleared. Calvert will provide printed drafts (checks) You may not print your own. Any customer-printed checks will not be honored and will be returned without notice. CSIF Money Market will charge a service fee of $25 for drafts returned for insufficient or uncollected funds. CSIF Money Market will charge $25 for any stop payment on drafts. As a service to shareholders, shares may be automatically transferred between your Calvert accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Dealer

Your dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Request in "Good Order"

All redemption requests must be received by the transfer agent in "good order." This means that your request must include:

o The Fund name and account number

o The amount of the transaction (in dollars or shares).

o Signatures of all owners exactly as registered on the account (for mail requests).

Signature guarantees (if required).*

o Any supporting legal documentation that may be required.

o Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations). The Funds' fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information for 2000 and 2001 has been audited by Arthur Andersen LLP whose report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for years presented prior to September 30, 2000 has been audited by other auditors.

CSIF Balanced

Financial Highlights
	Years Ended
	September 30,	September 30,
Class A Shares	2001	2000
Net asset value, beginning	$33.23	$32.14
Income from investment operations
Net investment income	.84	.86
Net realized and unrealized gain (loss)	(6.37)	3.08
Total from investment operations	(5.53)	3.94
Distributions from
Net investment income	(.82)	(.80)
Net realized gains	(2.40)	(2.05)
Total distributions	(3.22)	(2.85)
Total increase (decrease) in net asset value	(8.75)	1.09
Net asset value, ending	$24.48	$33.23

Total return*	(17.74%)	12.75%
Ratios to average net assets:
Net investment income	2.98%	2.58%
Total expenses	1.20%	1.19%
Expenses before offsets	1.20%	1.19%
Net expenses	1.19%	1.17%
Portfolio turnover	214%	184%
Net assets, ending (in thousands)	$532,008	$705,355

	Years Ended
	September 30,	September 30,	September 30,
Class A Shares	1999	1998	1997
Net asset value, beginning	$32.45	$34.88	$31.35
Income from investment operations
Net investment income	.68	.77	.83
Net realized and unrealized gain (loss)	3.03	.92	5.61
Total from investment operations	3.71	1.69	6.44
Distributions from
Net investment income	(.66)	(.76)	(.81)
Net realized gains	(3.36)	(3.36)	(2.10)
Total distributions	(4.02)	(4.12)	(2.91)
Total increase (decrease) in net asset value	(.31)	(2.43)	3.53
Net asset value, ending	$32.14	$32.45	$34.88

Total return*	11.52%	5.50%	21.94%
Ratios to average net assets:
Net investment income	2.05%	2.27%	2.57%
Total expenses	1.17%	1.13%	1.14%
Expenses before offsets	1.17%	1.13%	1.14%
Net expenses	1.15%	1.11%	1.12%
Portfolio turnover	175%	185%	215%
Net assets, ending (in thousands)	$708,655	$673,907	$675,306

CSIF Balanced

Financial Highlights
	Years Ended
	September 30,	September 30,
Class B Shares	2001	2000
Net asset value, beginning	$33.02	$31.97
Income from investment operations
Net investment income	.56	.53
Net realized and unrealized gain (loss)	(6.32)	3.06
Total from investment operations	(5.76)	3.59
Distributions from
Net investment income	(.53)	(.49)
Net realized gains	(2.40)	(2.05)
Total distributions	(2.93)	(2.54)
Total increase (decrease) in net asset value	(8.69)	1.05
Net asset value, ending	$24.33	$33.02

Total return*	(18.54%)	11.63%
Ratios to average net assets:
Net investment income	1.95%	1.60%
Total expenses	2.22%	2.20%
Expenses before offsets	2.22%	2.20%
Net expenses	2.20%	2.18%
Portfolio turnover	214%	184%
Net assets, ending (in thousands)	$14,361	$13,580

	Periods Ended
	September 30,	September 30,
Class B Shares	1999	1998 ##
Net asset value, beginning	$32.38	$34.37
Income from investment operations
Net investment income	.35	0.15
Net realized and unrealized gain (loss)	2.94	(1.90)
Total from investment operations	3.29	(1.75)
Distributions from
Net investment income	(.34)	(0.24)
Net realized gains	(3.36)	-
Total distributions	(3.70)	(0.24)
Total increase (decrease) in net asset value	(.41)	(1.99)
Net asset value, ending	$31.97	$32.38

Total return*	10.15%	(5.10%)
Ratios to average net assets:
Net investment income	.85%	1.22% (a)
Total expenses	2.40%	3.59% (a)
Expenses before offsets	2.40%	2.43% (a)
Net expenses	2.38%	2.41% (a)
Portfolio turnover	175%	185%
Net assets, ending (in thousands)	$9,910	$2,540

CSIF Balanced

Financial Highlights
	Years Ended
	September 30,	September 30,
Class C Shares	2001	2000
Net asset value, beginning	$32.74	$31.70
Income from investment operations
Net investment income	.56	.51
Net realized and unrealized gain (loss)	(6.29)	3.05
Total from investment operations	(5.73)	3.56
Distributions from
Net investment income	(.51)	(.47)
Net realized gains	(2.40)	(2.05)
Total distributions	(2.91)	(2.52)
Total increase (decrease) in net asset value	(8.64)	1.04
Net asset value, ending	$24.10	$32.74

Total return*	(18.60%)	11.64%
Ratios to average net assets:
Net investment income	1.98%	1.58%
Total expenses	2.19%	2.19%
Expenses before offsets	2.19%	2.19%
Net expenses	2.18%	2.17%
Portfolio turnover	214%	184%
Net assets, ending (in thousands)	$12,889	$15,263

	Years Ended
	September 30,	September 30,	September 30,
Class C Shares	1999	1998	1997
Net asset value, beginning	$32.05	$34.52	$31.05
Income from investment operations
Net investment income	.36	.41	.47
Net realized and unrealized gain (loss)	2.98	.89	5.54
Total from investment operations	3.34	1.30	6.01
Distributions from
Net investment income	(.33)	(.41)	(.44)
Net realized gains	(3.36)	(3.36)	(2.10)
Total distributions	(3.69)	(3.77)	(2.54)
Total increase (decrease) in net asset value	(.35)	(2.47)	3.47
Net asset value, ending	$31.70	$32.05	$34.52

Total return*	10.43%	4.35%	20.56%
Ratios to average net assets:
Net investment income	1.04%	1.16%	1.42%
Total expenses	2.19%	2.25%	2.29%
Expenses before offsets	2.19%	2.25%	2.29%
Net expenses	2.17%	2.23%	2.27%
Portfolio turnover	175%	185%	215%
Net assets, ending (in thousands)	$13,646	$11,483	$8,898

CSIF Equity

Financial Highlights
	Years Ended
	September 30,	September 30,
Class A Shares	2001	2000
Net asset value, beginning	$33.05	$27.06
Income from investment operations
Net investment income (loss)	(.02)	(.06)
Net realized and unrealized gain (loss)	(3.68)	7.88
Total from investment operations	(3.70)	7.82
Distributions from
Net realized gains	(1.63)	(1.83)
Total distributions	(1.63)	(1.83)
Total increase (decrease) in net asset value	(5.33)	5.99
Net asset value, ending	$27.72	$33.05

Total return*	(11.82%)	29.91%
Ratios to average net assets:
Net investment income (loss)	(.07%)	(.20%)
Total expenses	1.26%	1.26%
Expenses before offsets	1.26%	1.26%
Net expenses	1.24%	1.13%
Portfolio turnover	43%	49%
Net assets, ending (in thousands)	$252,068	$240,844

	Years Ended
	September 30,	September 30,	September 30,
Class A Shares	1999	1998	1997
Net asset value, beginning	$20.36	$27.77	$22.54
Income from investment operations
Net investment income (loss)	(.07)	(.04)	-
Net realized and unrealized gain (loss)	6.78	(4.01)	6.73
Total from investment operations	6.71	(4.05)	6.73
Distributions from
Net investment income	-	-	(.01)
Net realized gains	(.01)	(3.36)	(1.49)
Total distributions	(.01)	(3.36)	(1.50)
Total increase (decrease) in net asset value	6.70	(7.41)	$5.23
Net asset value, ending	$27.06	$20.36	$27.77

Total return*	32.98%	(15.70%)	31.34%
Ratios to average net assets:
Net investment income (loss)	(.28%)	(.14%)	.03%
Total expenses	1.22%	1.16%	1.21%
Expenses before offsets	1.22%	1.16%	1.21%
Net expenses	1.10%	1.07%	1.20%
Portfolio turnover	51%	110%	93%
Net assets, ending (in thousands)	$166,716	$128,683	$147,002

CSIF Equity

Financial Highlights
	Years Ended
	September 30,	September 30,
Class B Shares	2001	2000
Net asset value, beginning	$32.17	$26.60
Income from investment operations
Net investment income (loss)	(.24)	(.23)
Net realized and unrealized gain (loss)	(3.63)	7.63
Total from investment operations	(3.87)	7.40
Distributions from
Net realized gains	(1.63)	(1.83)
Total increase (decrease) in net asset value	(5.50)	5.57
Net asset value, ending	$26.67	$32.17

Total return*	(12.71%)	28.78%
Ratios to average net assets:
Net investment income (loss)	(1.00%)	(1.04%)
Total expenses	2.20%	2.20%
Expenses before offsets	2.20%	2.20%
Net expenses	2.17%	1.97%
Portfolio turnover	43%	49%
Net assets, ending (in thousands)	$30,015	$21,416

	Periods Ended
	September 30,	September 30,
Class B Shares	1999	1998 ##
Net asset value, beginning	$20.26	$26.01
Income from investment operations
Net investment income (loss)	(.15)	(.09)
Net realized and unrealized gain (loss)	6.50	(5.66)
Total from investment operations	6.35	(5.75)
Distributions from
Net realized gains	(.01)	--
Total increase (decrease) in net asset value	6.34	(5.75)
Net asset value, ending	$26.60	$20.26

Total return*	31.37%	(22.11%)
Ratios to average net assets:
Net investment income (loss)	(1.41%)	(1.55%) (a)
Total expenses	2.43%	4.12% (a)
Expenses before offsets	2.43%	3.19% (a)
Net expenses	2.21%	2.56% (a)
Portfolio turnover	51%	110%
Net assets, ending (in thousands)	$8,038	$1,670

CSIF Equity

Financial Highlights
	Years Ended
	September 30,	September 30,
Class C Shares	2001	2000
Net asset value, beginning	$30.13	$25.00
Income from investment operations.
Net investment income (loss)	(.22)	(.24)
Net realized and unrealized gain (loss)	(3.37)	7.20
Total from investment operations	(3.59)	6.96
Distributions from
Net realized gains	(1.63)	(1.83)
Total increase (decrease) in net asset value	(5.22)	5.13
Net asset value, ending	$24.91	$30.13

Total return*	(12.63%)	28.87%
Ratios to average net assets:
Net investment income (loss)	(.94%)	(1.01%)
Total expenses	2.14%	2.15%
Expenses before offsets	2.14%	2.15%
Net expenses	2.11%	1.94%
Portfolio turnover	43%	49%
Net assets, ending (in thousands)	$26,455	$20,086
	Years Ended
	September 30,	September 30,	September 30,
Class C Shares	1999	1998	1997
Net asset value, beginning	$19.00	$26.37	$21.71
Income from investment operations.
Net investment income (loss)	(.11)	(.16)	(.05)
Net realized and unrealized gain (loss)	6.12	(3.85)	6.21
Total from investment operations	6.01	(4.01)	6.16
Distributions from
Net investment income	-	-	(.01)
Net realized gains	(.01)	(3.36)	(1.49)
Total distributions	(.01)	(3.36)	(1.50)
Total increase (decrease) in net asset value	6.00	(7.37)	4.66
Net asset value, ending	$25.00	$19.00	$26.37

Total return*	31.66%	(16.47%)	29.84%
Ratios to average net assets:
Net investment income (loss)	(1.21%)	(1.17%)	(1.08%)
Total expenses	2.22%	2.21%	2.31%
Expenses before offsets	2.22%	2.21%	2.31%
Net expenses	2.01%	2.09%	2.30%
Portfolio turnover	51%	110%	93%
Net assets, ending (in thousands)	$10,413	$5,981	$6,249

Calvert Social Index Fund

Financial Highlights
	Periods Ended
	September 30,	September 30,
Class A Shares	2001	2000 zz
Net asset value, beginning	$14.78	$15.00
Income from investment operations
Net investment income	.04	-
Net realized and unrealized gain (loss)	(5.10)	(.22)
Total from investment operations	(5.06)	(.22)
Distributions from:
Net investment income	(.04)	-
Total distributions	(.04)	-
Total increase (decrease) in net asset value	(5.10)	(.22)
Net asset value, ending	$9.68	$14.78

Total return*	(34.31%)	(1.47%)
Ratios to average net assets:
Net investment income	.33%	.06% (a)
Total expenses	1.84%	2.94% (a)
Expenses before offsets	.85%	1.01% (a)
Net expenses	.75%	.75% (a)
Portfolio turnover	13%	10%
Net assets, ending (in thousands)	$18,614	$2,478
	Periods Ended
	September 30,	September 30,
Class B Shares	2001	2000 zz
Net asset value, beginning	$14.77	$15.00
Income from investment operations
Net investment income (loss)	(.07)	(.01)
Net realized and unrealized gain (loss)	(5.09)	(.22)
Total from investment operations	(5.16)	(.23)
Distributions from:
Net investment income	(.01)	-
Total distributions	(.01)	-
Total increase (decrease) in net asset value	(5.17)	(.23)
Net asset value, ending	$9.60	$14.77

Total return*	(34.96%)	(1.53%)
Ratios to average net assets:
Net investment income (loss)	(.66%)	(.89%) (a)
Total expenses	5.67%	15.72% (a)
Expenses before offsets	1.85%	2.00% (a)
Net expenses	1.75%	1.75% (a)
Portfolio turnover	13%	10%
Net assets, ending (in thousands)	$860	$238

Calvert Social Index Fund

Financial Highlights
	Periods Ended
	September 30,	September 30,
Class C Shares	2001	2000 zz
Net asset value, beginning	$14.76	$15.00
Income from investment operations
Net investment income (loss)	(.07)	(.02)
Net realized and unrealized gain (loss)	(5.09)	(.22)
Total from investment operations	(5.16)	(.24)
Distributions from:
Net investment income	(.02)	-
Total distributions	(.02)	-
Total increase (decrease) in net asset value	(5.18)	(.24)
Net asset value, ending	$9.58	$14.76

Total return*	(35.01%)	(1.60%)
Ratios to average net assets:
Net investment income (loss)	(.67%)	(.94%) (a)
Total expenses	4.32%	12.34% (a)
Expenses before offsets	1.85%	1.99% (a)
Net expenses	1.75%	1.75% (a)
Portfolio turnover	13%	10%
Net assets, ending (in thousands)	$1,318	$228

CSIF Enhanced Equity

Financial Highlights
	Years Ended
	September 30,	September 30,
Class A Shares	2001	2000
Net asset value, beginning	$19.91	$16.83
Income from investment operations
Net investment income (loss)	(.01)	(.02)
Net realized and unrealized gain (loss)	(5.12)	3.11
Total from investment operations	(5.13)	3.09
Distributions from
Net investment income	-	(.01)
Net realized gain	(.14)	-
Total increase (decrease) in net asset value	(5.27)	3.08
Net asset value, ending	$14.64	$19.91
Total return*	(25.93%)	18.39%
Ratios to average net assets:
Net investment income (loss)	(.06%)	(.14%)
Total expenses	1.43%	1.52%
Expenses before offsets	1.32%	1.33%
Net expenses	1.25%	1.25%
Portfolio turnover	39%	43%
Net assets, ending (in thousands)	$30,525	$21,239

	Periods Ended
	September 30,	September 30,
Class A Shares	1999	1998 ###
Net asset value, beginning	$13.54	$15.00
Income from investment operations
Net investment income (loss)	.03	.02
Net realized and unrealized gain (loss)	3.31	(1.48)
Total from investment operations	3.34	(1.46)
Distributions from
Net investment income	(.05)	--
Total increase (decrease) in net asset value	3.29	(1.46)
Net asset value, ending	$16.83	$13.54
Total return*	24.68%	(9.73%)
Ratios to average net assets:
Net investment income (loss)	.14%	.42% (a)
Total expenses	1.59%	1.86% (a)
Expenses before offsets	1.31%	1.01% (a)
Net expenses	1.25%	.95% (a)
Portfolio turnover	56%	27%
Net assets, ending (in thousands)	$12,257	$4,401

CSIF Enhanced Equity

Financial Highlights
	Years Ended
	September 30,	September 30,
Class B Shares	2001	2000
Net asset value, beginning	$19.41	$16.58
Income from investment operations
Net investment income (loss)	(.20)	(.16)
Net realized and unrealized gain (loss)	(4.95)	2.99
Total from investment operations	(5.15)	2.83
Distributions from
Net realized gain	(.14)	-
Total increase (decrease) in net asset value	(5.29)	2.83
Net asset value, ending	$14.12	$19.41

Total return*	(26.70%)	17.07%
Ratios to average net assets:
Net investment income (loss)	(1.18%)	(1.21%)
Total expenses	2.42%	2.41%
Expenses before offsets	2.42%	2.41%
Net expenses	2.36%	2.32%
Portfolio turnover	39%	43%
Net assets, ending (in thousands)	$5,488	$6,531

	Periods Ended
	September 30,	September 30,
Class B Shares	1999	1998 ###
Net asset value, beginning	$13.48	$15.00
Income from investment operations
Net investment income (loss)	(.11)	(.03)
Net realized and unrealized gain (loss)	3.21	(1.49)
Total from investment operations	3.10	(1.52)
Total increase (decrease) in net asset value	3.10	(1.52)
Net asset value, ending	$16.58	$13.48

Total return*	23.00%	(10.13%)
Ratios to average net assets:
Net investment income (loss)	(1.11%)	(.98%) (a)
Total expenses	2.67%	5.61% (a)
Expenses before offsets	2.56%	2.56% (a)
Net expenses	2.50%	2.50% (a)
Portfolio turnover	56%	27%
Net assets, ending (in thousands)	$4,078	$975

CSIF Enhanced Equity

Financial Highlights
	Years Ended
	September 30,	September 30,
Class C Shares	2001	2000
Net asset value, beginning	$19.48	$16.62
Income from investment operations
Net investment income (loss)	(.19)	(.14)
Net realized and unrealized gain (loss)	(4.99)	3.00
Total from investment operations	(5.18)	2.86
Distributions from
Net realized gain	(.14)	-
Total increase (decrease) in net asset value	(5.32)	2.86
Net asset value, ending	$14.16	$19.48
Total return*	(26.76%)	17.21%
Ratios to average net assets:
Net investment income (loss)	(1.14%)	(1.15%)
Total expenses	2.38%	2.35%
Expenses before offsets	2.38%	2.35%
Net expenses	2.32%	2.27%
Portfolio turnover	39%	43%
Net assets, ending (in thousands)	$3,376	$4,674

	Periods Ended
	September 30,	September 30,
Class C Shares	1999	1998 z
Net asset value, beginning	$13.52	$14.52
Income from investment operations
Net investment income (loss)	(.09)	(.02)
Net realized and unrealized gain (loss)	3.19	(.98)
Total from investment operations	3.10	(1.00)
Total increase (decrease) in net asset value	3.10	(1.00)
Net asset value, ending	$16.62	$13.52
Total return*	22.93%	(6.89%)
Ratios to average net assets:
Net investment income (loss)	(1.12%)	(.96%) (a)
Total expenses	2.68%	4.82% (a)
Expenses before offsets	2.56%	2.56% (a)
Net expenses	2.50%	2.50% (a)
Portfolio turnover	56%	27%
Net assets, ending (in thousands)	$2,454	$397

Calvert Large Cap Growth

Financial Highlights
	Periods Ended
	September 30	June 30,
Class A Shares	2001 **	2001 zzz
Net asset value, beginning	$23.27	$29.87
Income from investment operations
Net investment income	(.02)	(.08)
Net realized and unrealized gain (loss)	(4.06)	(6.52)
Total from investment operations	(4.08)	(6.60)
Total increase (decrease) in net asset value	(4.08)	(6.60)
Net asset value, ending	$19.19	$23.27

Total return*	(17.53%)	(22.10%)
Ratios to average net assets:
Net investment income	(.61%) (a)	(.54%) (a)
Total expenses	2.62% (a)	3.02% (a)
Expenses before offsets	1.39% (a)	1.42% (a)
Net expenses	1.30% (a)	1.37% (a)
Portfolio turnover	31%	122%
Net assets, ending (in thousands)	$6,915	$7,318

	Periods Ended
	September 30,	June 30,
Class B Shares	2001 **	2001 zzz
Net asset value, beginning	$23.15	$29.87
Income from investment operations
Net investment income (loss)	(.05)	(.21)
Net realized and unrealized gain (loss)	(4.06)	(6.51)
Total from investment operations	(4.11)	(6.72)
Total increase (decrease) in net asset value	(4.11)	(6.72)
Net asset value, ending	$19.04	$23.15

Total return*	(17.75%)	(22.50%)
Ratios to average net assets:
Net investment income (loss)	(1.60%) (a)	(1.55%) (a)
Total expenses	4.19% (a)	6.17% (a)
Expenses before offsets	2.39% (a)	2.42% (a)
Net expenses	2.30% (a)	2.37% (a)
Portfolio turnover	31%	122%
Net assets, ending (in thousands)	$1,445	$1,372

Calvert Large Cap Growth

Financial Highlights
	Periods Ended
	September 30,	June 30,
Class C Shares	2001 **	2001 zzz
Net asset value, beginning	$23.24	$29.87
Income from investment operations
Net investment income (loss)	(.06)	(.21)
Net realized and unrealized gain (loss)	(4.06)	(6.42)
Total from investment operations	(4.12)	(6.63)
Total increase (decrease) in net asset value	(4.12)	(6.63)
Net asset value, ending	$19.12	$23.24

Total return*	(17.73%)	(22.20%)
Ratios to average net assets:
Net investment income (loss)	(1.62%) (a)	(1.50%) (a)
Total expenses	5.14% (a)	5.75% (a)
Expenses before offsets	2.39% (a)	2.42% (a)
Net expenses	2.30% (a)	2.37% (a)
Portfolio turnover	31%	122%
Net assets, ending (in thousands)	$691	$743

Calvert Capital Accumulation

Financial Highlights
	Years Ended
	September 30,	September 30,
Class A Shares	2001	2000
Net asset value, beginning	$36.34	$25.88
Income from investment operations
Net investment income (loss)	(.14)	(.32)
Net realized and unrealized gain (loss)	(11.61)	11.29
Total from investment operations	(11.75)	10.97
Distributions from
Net realized gain	(5.24)	(0.51)
Total distributions	(5.24)	(0.51)
Total increase (decrease) in net asset value	(16.99)	10.46
Net asset value, ending	$19.35	$36.34

Total return*	(36.60%)	42.91%
Ratios to average net assets:
Net investment income (loss)	(1.18%)	(1.12%)
Total expenses	1.69%	1.67%
Expenses before offsets	1.69%	1.67%
Net expenses	1.64%	1.54%
Portfolio turnover	71%	116%
Net assets, ending (in thousands)	$105,151	$141,639

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	1999	1998	1997
Net asset value, beginning	$25.43	$27.21	$22.55
Income from investment operations
Net investment income (loss)	(.32)	(.25)	(.25)
Net realized and unrealized gain (loss)	4.25	.96	4.91
Total from investment operations	3.93	.71	4.66
Distributions from
Net realized gain	(3.48)	(2.49)	-
Total distributions	(3.48)	(2.49)	-
Total increase (decrease) in net asset value	.45	(1.78)	4.66
Net asset value, ending	$25.88	$25.43	$27.21

Total return*	14.91%	3.37%	20.67%
Ratios to average net assets:
Net investment income (loss)	(1.26%)	(1.08%)	(1.09%)
Total expenses	1.73%	1.74%	1.91%
Expenses before offsets	1.73%	1.74%	1.91%
Net expenses	1.58%	1.61%	1.85%
Portfolio turnover	88%	77%	126%
Net assets, ending (in thousands)	$102,508	$75,068	$54,751

Calvert Capital Accumulation

Financial Highlights
	Years Ended
	September 30,	September 30,
Class B Shares	2001	2000
Net asset value, beginning	$35.47	$25.46
Income from investment operations
Net investment income (loss)	(.24)	(.52)
Net realized and unrealized gain (loss)	(11.35)	11.04
Total from investment operations	(11.59)	10.52
Distributions from
Net realized gain	(5.24)	(.51)
Total distributions	(5.24)	(.51)
Total increase (decrease) in net asset value	(16.83)	10.01
Net asset value, ending	$18.64	$35.47

Total return*	(37.12%)	41.84%
Ratios to average net assets:
Net investment income (loss)	(2.04%)	(1.88%)
Total expenses	2.56%	2.49%
Expenses before offsets	2.56%	2.49%
Net expenses	2.50%	2.30%
Portfolio turnover	71%	116%
Net assets, ending (in thousands)	$13,914	$16,435

	Periods Ended
	September 30,	September 30,
Class B Shares	1999	1998 ##
Net asset value, beginning	$25.28	$28.39
Income from investment operations
Net investment income (loss)	(.41)	(.16)
Net realized and unrealized gain (loss)	4.07	(2.95)
Total from investment operations	3.66	(3.11)
Distributions from
Net realized gain	(3.48)	-
Total distributions	(3.48)	-
Total increase (decrease) in net asset value	.18	(3.11)
Net asset value, ending	$25.46	$25.28

Total return*	13.85%	(10.95)%
Ratios to average net assets:
Net investment income (loss)	(2.11%)	(2.62%) (a)
Total expenses	2.67%	3.57% (a)
Expenses before offsets	2.67%	3.31% (a)
Net expenses	2.42%	3.01% (a)
Portfolio turnover	88%	77%
Net assets, ending (in thousands)	$9,445	$3,311

Calvert Capital Accumulation

Financial Highlights
	Years Ended
	September 30	September 30,
Class C Shares	2001	2000
Net asset value, beginning	$34.48	$24.76
Income from investment operations
Net investment income (loss)	(.22)	(.50)
Net realized and unrealized gain (loss)	(11.00)	10.73
Total from investment operations	(11.22)	10.23
Distributions from
Net realized gain	(5.24)	(.51)
Total distributions	(5.24)	(.51)
Total increase (decrease) in net asset value	(16.46)	9.72
Net asset value, ending	$18.02	$34.48

Total return*	(37.11%)	41.91%
Ratios to average net assets:
Net investment income (loss)	(1.98%)	(1.87%)
Total expenses	2.49%	2.47%
Expenses before offsets	2.49%	2.47%
Net expenses	2.44%	2.29%
Portfolio turnover	71%	116%
Net assets, ending (in thousands)	$9,757	$13,769

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	1999	1998	1997
Net asset value, beginning	$24.63	$26.64	$22.34
Income from investment operations
Net investment income (loss)	(.51)	(.40)	(.47)
Net realized and unrealized gain (loss)	4.12	.88	4.77
Total from investment operations	3.61	.48	4.30
Distributions from
Net realized gain	(3.48)	(2.49)	-
Total distributions	(3.48)	(2.49)	-
Total increase (decrease) in net asset value	.13	(2.01)	4.30
Net asset value, ending	$24.76	$24.63	$26.64

Total return*	14.02%	2.52%	19.25%
Ratios to average net assets:
Net investment income (loss)	(2.04%)	(1.98%)	(2.30%)
Total expenses	2.56%	2.75%	3.11%
Expenses before offsets	2.56%	2.75%	3.11%
Net expenses	2.35%	2.50%	3.05%
Portfolio turnover	88%	77%	126%
Net assets, ending (in thousands)	$9,021	$6,548	$4,184

Calvert World Values International Equity Financial Highlights
	Years Ended
	September 30,	September 30,
Class A Shares	2001	2000
Net asset value, beginning	$21.77	$21.89
Income from investment operations
Net investment income (loss)	.01	(.03)
Net realized and unrealized gain (loss)	(6.75)	.87
Total from investment operations	(6.74)	.84
Distributions from
Net realized gains	(1.38)	(.96)
Total distributions	(1.38)	(.96)
Total increase (decrease) in net asset value	(8.12)	(.12)
Net asset value, ending	$13.65	$21.77

Total return*	(32.93%)	3.36%
Ratios to average net assets:
Net investment income (loss)	.07%	(.15%)
Total expenses	1.85%	1.81%
Expenses before offsets	1.85%	1.81%
Net expenses	1.83%	1.73%
Portfolio turnover	93%	76%
Net assets, ending (in thousands)	$152,278	$238,646

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	1999	1998	1997
Net asset value, beginning	$18.57	$22.06	$18.62
Income from investment operations
Net investment income	.01	.06	.10
Net realized and unrealized gain (loss)	4.94	(2.11)	3.81
Total from investment operations	4.95	(2.05)	3.91
Distributions from
Net investment income	(.07)	(.06)	(.05)
Net realized gains	(1.56)	(1.38)	(.42)
Total distributions	(1.64)	(1.44)	(.47)
Total increase (decrease) in net asset value	3.32	(3.49)	3.44
Net asset value, ending	$21.89	$18.57	$22.06

Total return*	27.53%	(9.29%)	21.44%
Ratios to average net assets:
Net investment income (loss)	.04%	.27%	.51%
Total expenses	1.87%	1.86%	1.91%
Expenses before offsets	1.87%	1.86%	1.91%
Net expenses	1.83%	1.80%	1.76%
Portfolio turnover	82%	84%	58%
Net assets, ending (in thousands)	$231,516	$195,192	$225,169

Calvert World Values International Equity

Financial Highlights
	Years Ended
	September 30,	September 30,
Class B Shares	2001	2000
Net asset value, beginning	$21.20	$21.56
Income from investment operations
Net investment income (loss)	(.18)	(.23)
Net realized and unrealized gain (loss)	(6.55)	.83
Total from investment operations	(6.73)	.60
Distributions from:
Net realized gains	(1.38)	(.96)
Total distributions	(1.38)	(.96)
Total increase (decrease) in net asset value	(8.11)	(.36)
Net asset value, ending	$13.09	$21.20

Total return*	(33.82%)	2.28%
Ratios to average net assets:
Net investment income (loss)	(1.13%)	(1.29%)
Total expenses	3.08%	3.04%
Expenses before offsets	3.08%	3.04%
Net expenses	3.06%	2.96%
Portfolio turnover	93%	76%
Net assets, ending (in thousands).	$4,542	$5,577

	Periods Ended
	September 30,	September 30,
Class B Shares	1999	1998 ##
Net asset value, beginning	$18.48	$21.83
Income from investment operations
Net investment income (loss)	(.15)	(.05)
Net realized and unrealized gain (loss)	4.79	(3.30)
Total from investment operations	4.64	(3.35)
Distributions from:
Net realized gains	(1.56)	--
Total distributions	(1.56)	--
Total increase (decrease) in net asset value	3.08	(3.35)
Net asset value, ending	$21.56	$18.48

Total return*	25.84%	(15.35%)
Ratios to average net assets:
Net investment income (loss)	(1.20%)	(.99%)(a)
Total expenses	3.62%	6.11%(a)
Expenses before offsets	3.20%	3.22%(a)
Net expenses	3.16%	3.16%(a)
Portfolio turnover	82%	84%
Net assets, ending (in thousands)	$3,133	$879

Calvert World Values International Equity Financial Highlights
	Years Ended
	September 30,	September 30,
Class C Shares	2001	2000
Net asset value, beginning	$20.46	$20.81
Income from investment operations
Net investment income (loss)	(.14)	(.22)
Net realized and unrealized gain (loss)	(6.30)	.83
Total from investment operations	(6.44)	.61
Distributions from:
Net realized gains	(1.38)	(.96)
Total distributions	(1.38)	(.96)
Total increase (decrease) in net asset value	(7.82)	(.35)
Net asset value, ending	$12.64	$20.46

Total return*	(33.62%)	2.41%
Ratios to average net assets:
Net investment income (loss)	(.89%)	(1.06%)
Total expenses	2.81%	2.75%
Expenses before offsets	2.81%	2.75%
Net expenses	2.79%	2.67%
Portfolio turnover	93%	76%
Net assets, ending (in thousands)	$7,434	$11,278

	Years Ended
	September 30,	September 30,	September 30,
Class C Shares	1999	1998	1997
Net asset value, beginning	$17.83	$21.39	$18.20
Income from investment operations
Net investment income (loss)	(.17)	(.13)	(.07)
Net realized and unrealized gain (loss)	4.71	(2.05)	3.68
Total from investment operations	4.54	(2.18)	3.61
Distributions from
Net realized gains	(1.56)	(1.38)	(.42)
Total distributions	(1.56)	(1.38)	(.42)
Total increase (decrease) in net asset value	2.98	(3.56)	3.19
Net asset value, ending	$20.81	$17.83	$21.39

Total return*	26.25%	(10.22%)	20.22%
Ratios to average net assets:
Net investment income (loss)	(.92%)	(.79%)	(.42%)
Total expenses	2.83%	2.91%	2.91%
Expenses before offsets	2.83%	2.91%	2.91%
Net expenses	2.80%	2.85%	2.76%
Portfolio turnover	82%	84%	58%
Net assets, ending (in thousands)	$9,777	$8,043	$8,799

Calvert New Vision Small Cap

Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2001	2000	1999
Net asset value, beginning	$18.43	$13.49	$12.04
Income from investment operations
Net investment income (loss)	(.11)	(.13)	(.05)
Net realized and unrealized gain (loss)	(1.51)	5.07	1.50
Total from investment operations	(1.62)	4.94	1.45
Distributions from
Net realized gain	(1.42)	-	-
Total distributions	(1.42)	-	-
Total increase (decrease) in net asset value	(3.04)	4.94	1.45
Net asset value, ending	$15.39	$18.43	$13.49
Total return*	(8.99%)	36.62%	12.04%
Ratios to average net assets:
Net investment income (loss)	(.66%)	(.82%)	(.39%)
Total expenses	1.76%	1.79%	1.96%
Expenses before offsets	1.72%	1.76%	1.93%
Net expenses	1.63%	1.50%	1.66%
Portfolio turnover	66%	113%	68%
Net assets, ending (in thousands)	$84,979	$79,641	$52,961

	Periods Ended
	September 30,	September 30,
Class A Shares	1998	1997 #
Net asset value, beginning	$15.65	$15.00
Income from investment operations
Net investment income (loss)	(.02)	(.05)
Net realized and unrealized gain (loss)	(3.55)	.70
Total from investment operations	(3.57)	.65
Distributions from
Net realized gain	(.04)	-
Total distributions	(.04)	-
Total increase (decrease) in net asset value	(3.61)	.65
Net asset value, ending	$12.04	$15.65
Total return*	(22.86%)	4.33%
Ratios to average net assets:
Net investment income (loss)	(.17%)	(.71%) (a)
Total expenses	1.88%	4.72% (a)
Expenses before offsets	1.82%	1.36% (a)
Net expenses	1.71%	.90% (a)
Portfolio turnover	68%	196%
Net assets, ending (in thousands)	$61,765	$3,260

Calvert New Vision Small Cap

Financial Highlights
	Years Ended
	September 30,	September 30,
Class B Shares	2001	2000
Net asset value, beginning	$17.96	$13.29
Income from investment operations
Net investment income (loss)	(.27)	(.30)
Net realized and unrealized gain (loss)	(1.47)	4.97
Total from investment operations	(1.74)	4.67
Distributions from
Net realized gain	(1.42)	-
Total distributions	(1.42)	-
Total increase (decrease) in net asset value	(3.16)	4.67
Net asset value, ending	$14.80	$17.96

Total return*	(9.96%)	35.14%
Ratios to average net assets:
Net investment income (loss)	(1.74%)	(1.86%)
Total expenses	2.87%	2.97%
Expenses before offsets	2.82%	2.94%
Net expenses	2.71%	2.52%
Portfolio turnover	66%	113%
Net assets, ending (in thousands)	$6,477	$4,484

	Periods Ended
	September 30,	September 30,
Class B Shares	1999	1998 ##
Net asset value, beginning	$12.01	$16.18
Income from investment operations
Net investment income (loss)	(.15)	(.05)
Net realized and unrealized gain (loss)	1.43	(4.12)
Total from investment operations	1.28	(4.17)
Total increase (decrease) in net asset value	1.28	(4.17)
Net asset value, ending	$13.29	$12.01

Total return*	10.66%	(25.77%)
Ratios to average net assets:
Net investment income (loss)	(1.68%)	(1.39%) (a)
Total expenses	3.87%	7.68% (a)
Expenses before offsets	3.33%	3.40% (a)
Net expenses	2.93%	2.99% (a)
Portfolio turnover	68%	68%
Net assets, ending (in thousands)	$1,504	$523

Calvert New Vision Small Cap

Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2001	2000	1999
Net asset value, beginning	$17.99	$13.27	$11.95
Income from investment operations
Net investment income (loss)	(.24)	(.26)	(.22)
Net realized and unrealized gain (loss)	(1.48)	4.98	1.54
Total from investment operations	(1.72)	4.72	1.32
Distributions from
Net realized gain	(1.42)	-	-
Total distributions	(1.42)	-	-
Total increase (decrease) in net asset value	(3.14)	4.72	1.32
Net asset value, ending	$14.85	$17.99	$13.27

Total return*	(9.83%)	35.57%	11.05%
Ratios to average net assets:
Net investment income (loss)	(1.56%)	(1.66%)	(1.27%)
Total expenses	2.69%	2.68%	2.87%
Expenses before offsets	2.65%	2.65%	2.84%
Net expenses	2.54%	2.33%	2.53%
Portfolio turnover	66%	113%	68%
Net assets, ending (in thousands)	$8,489	$8,799	$6,215
	Periods Ended
	September 30,	September 30,
Class C Shares	1998	1997 #
Net asset value, beginning	$15.62	$15.00
Income from investment operations
Net investment income (loss)	(.15)	(.10)
Net realized and unrealized gain (loss)	(3.48)	.72
Total from investment operations	(3.63)	.62
Distributions from
Net realized gain	(.04)	-
Total distributions	(.04)	-
Total increase (decrease) in net asset value	(3.67)	.62
Net asset value, ending	$11.95	$15.62

Total return*	(23.31%)	4.13%
Ratios to average net assets:
Net investment income (loss)	(1.15%)	(.95%)(a)
Total expenses	2.94%	10.91%(a)
Expenses before offsets	2.78%	1.47%(a)
Net expenses	2.64%	1.15%(a)
Portfolio turnover	68%	196%
Net assets, ending (in thousands)	$7,097	$318

CSIF Technology

Financial Highlights
Period Ended
September 30,
Class A Shares	2001 zzz
Net asset value, beginning	$15.00
Income from investment operations
Net investment income	(.13)
Net realized and unrealized gain (loss)	(10.97)
Total from investment operations	(11.10)
Total increase (decrease) in net asset value	(11.10)
Net asset value, ending	$3.90

Total return*	(74.00%)
Ratios to average net assets:
Net investment income	(2.08%) (a)
Total expenses	5.43% (a)
Expenses before offsets	2.30% (a)
Net expenses	2.10% (a)
Portfolio turnover	596%
Net assets, ending (in thousands)	$1,873

Period Ended
September 30,
Class B Shares	2001 zzz
Net asset value, beginning	$15.00
Income from investment operations
Net investment income (loss)	(.20)
Net realized and unrealized gain (loss)	(10.94)
Total from investment operations	(11.14)
Total increase (decrease) in net asset value	(11.14)
Net asset value, ending	$3.86

Total return*	(74.27%)
Ratios to average net assets:
Net investment income (loss)	(3.08%) (a)
Total expenses	7.83% (a)
Expenses before offsets	3.30% (a)
Net expenses	3.10% (a)
Portfolio turnover	596%
Net assets, ending (in thousands)	$462

CSIF Technology

Financial Highlights
Period Ended
September 30,
Class C Shares	2001 zzz
Net asset value, beginning	$15.00
Income from investment operations
Net investment income (loss)	(.20)
Net realized and unrealized gain (loss)	(10.92)
Total from investment operations	(11.12)
Total increase (decrease) in net asset value	(11.12)
Net asset value, ending	$3.88

Total return*	(74.13%)
Ratios to average net assets:
Net investment income (loss)	(3.08%) (a)
Total expenses	17.38% (a)
Expenses before offsets	3.30% (a)
Net expenses	3.10% (a)
Portfolio turnover	596%
Net assets, ending (in thousands)	$120

CSIF Bond

Financial Highlights
	Years Ended
	September 30,	September 30,
Class A Shares	2001	2000
Net asset value, beginning	$15.38	$15.59
Income from investment operations
Net investment income	1.01	1.06
Net realized and unrealized gain (loss)	.99	(.20)
Total from investment operations	2.00	.86
Distributions from
Net investment income	(1.00)	(1.06)
Net realized gains	-	(.01)
Total distributions	(1.00)	(1.07)
Total increase (decrease) in net asset value	1.00	(.21)
Net asset value, ending	$16.38	$15.38

Total return*	13.46%	5.76%
Ratios to average net assets:
Net investment income	6.32%	6.90%
Total expenses	1.19%	1.20%
Expenses before offsets	1.19%	1.20%
Net expenses	1.17%	1.16%
Portfolio turnover	955%	1,011%
Net assets, ending (in thousands)	$96,736	$71,525

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	1999	1998	1997
Net asset value, beginning	$16.88	$16.64	$16.06
Income from investment operations
Net investment income	.93	.95	.96
Net realized and unrealized gain (loss)	(.74)	.41	.58
Total from investment operations	.19	1.36	1.54
Distributions from
Net investment income	(.93)	(.96)	(.96)
Net realized gains	(.55)	(.16)	-
Total distributions	(1.48)	(1.12)	(.96)
Total increase (decrease) in net asset value	(1.29)	.24	.58
Net asset value, ending	$15.59	$16.88	$16.64

Total return*	1.18%	8.46%	9.89%
Ratios to average net assets:
Net investment income	5.79%	5.69%	5.85%
Total expenses	1.13%	1.14%	1.23%
Expenses before offsets	1.13%	1.14%	1.23%
Net expenses	1.09%	1.07%	1.19%
Portfolio turnover	570%	620%	319%
Net assets, ending (in thousands)	$66,944	$65,807	$59,656

CSIF Bond

Financial Highlights
	Years Ended
	September 30,	September 30,
Class B Shares	2001	2000
Net asset value, beginning	$15.33	$15.53
Income from investment operations
Net investment income	.85	.90
Net realized and unrealized gain (loss)	.98	(.20)
Total from investment operations	1.83	.70
Distributions from
Net investment income	(0.84)	(.89)
Net realized gains	-	(.01)
Total distributions	(0.84)	(.90)
Total increase (decrease) in net asset value	0.99	(.20)
Net asset value, ending	$16.32	$15.33

Total return*	12.31%	4.61%
Ratios to average net assets:
Net investment income	5.21%	5.89%
Total expenses	2.19%	2.26%
Expenses before offsets	2.19%	2.26%
Net expenses	2.17%	2.20%
Portfolio turnover	955%	1,011%
Net assets, ending (in thousands)	$8,046	$3,220

	Periods Ended
	September 30,	September 30,
Class B Shares	1999	1998 ##
Net asset value, beginning	$16.84	$16.69
Income from investment operations
Net investment income	.74	.36
Net realized and unrealized gain (loss)	(.79)	.19
Total from investment operations	(.05)	.55
Distributions from
Net investment income	(.71)	(.40)
Net realized gains	(.55)	-
Total distributions	(1.26)	(.40)
Total increase (decrease) in net asset value	(1.31)	.15
Net asset value, ending	$15.53	$16.84

Total return*	(.29%)	3.36%
Ratios to average net assets:
Net investment income	4.43%	4.14% (a)
Total expenses	2.72%	8.08% (a)
Expenses before offsets	2.56%	2.55% (a)
Net expenses	2.50%	2.50% (a)
Portfolio turnover	570%	620%
Net assets, ending (in thousands)	$2,773	$557

CSIF Bond

Financial Highlights
	Years Ended
	September 30,	September 30,
Class C Shares	2001	2000
Net asset value, beginning	$15.31	$15.51
Income from investment operations
Net investment income	.84	.86
Net realized and unrealized gain (loss)	.96	(.18)
Total from investment operations	1.80	.68
Distributions from
Net investment income	(.81)	(.87)
Net realized gains	-	(.01)
Total distributions	(.81)	(.88)
Total increase (decrease) in net asset value	.99	(.20)
Net asset value, ending	$16.30	$15.31

Total return*	12.06%	4.48%
Ratios to average net assets:
Net investment income	5.10%	5.64%
Total expenses	2.38%	2.45%
Expenses before offsets	2.38%	2.45%
Net expenses	2.36%	2.40%
Portfolio turnover	955%	1,011%
Net assets, ending (in thousands)	$3,524	$1,810

	Periods Ended
	September 30,	September 30,
Class C Shares	1999	1998 z
Net asset value, beginning	$16.84	$16.81
Income from investment operations
Net investment income	.74	.21
Net realized and unrealized gain (loss)	(.80)	.08
Total from investment operations	(.06)	.29
Distributions from
Net investment income	(.72)	(.26)
Net realized gains	(.55)	-
Total distributions	(1.27)	(.26)
Total increase (decrease) in net asset value	(1.33)	.03
Net asset value, ending	$15.51	$16.84

Total return*	(.40%)	1.75%
Ratios to average net assets:
Net investment income	4.41%	4.06% (a)
Total expenses	2.85%	7.09% (a)
Expenses before offsets	2.55%	2.74% (a)
Net expenses	2.50%	2.50% (a)
Portfolio turnover	570%	620%
Net assets, ending (in thousands)	$1,779	$399

CSIF Money Market

Financial Highlights
	Years Ended
	September 30,	September 30,
	2001	2000
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.045	.054
Distributions from
Net investment income	(.045)	(.054)

Net asset value, ending	$1.00	$1.00

Total return*	4.63%	5.53%
Ratios to average net assets:
Net investment income	4.52%	5.39%
Total expenses	.84%	.84%
Expenses before offsets	.84%	.84%
Net expenses	.83%	.82%
Net assets, ending (in thousands)	$206,061	$206,753

		Years Ended
	September 30,	September 30,	September 30,
	1999	1998	1997
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.045	.049	.048
Distributions from
Net investment income	(.045)	(.049)	(.048)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	4.54%	5.02%	4.89%
Ratios to average net assets:
Net investment income	4.43%	4.92%	4.79%
Total expenses	.90%	.94%	1.00%
Expenses before offsets	.89%	.89%	.89%
Net expenses	.87%	.87%	.87%
Net assets, ending (in thousands)	$193,941	$172,701	$166,111

(a) Annualized

# From January 31, 1997 inception.

## From April 1, 1998 inception.

### From April 15, 1998 inception.

z From June 1, 1998 inception.

zz From June 30, 2000 inception.

zzz From October 31, 2000 inception.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

** Three month audited period.

EXHIBIT A

Reduced Sales Charges (Class A Only)

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge.

Rights of Accumulation can be applied to several accounts

Class A sales charge breakpoints are automatically calculated for each account based on the higher of cost or current value of shares previously purchased. This privilege can be applied to a family group or other qualified group* upon request. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, based on the higher of cost or current value of shares previously purchased and currently held by all the members of the group.

Letter of Intent

If you (or your group, as described above) plan to purchase $50,000 or more of Calvert Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases, instead of the higher 4.75% sales charge. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Internal Revenue Code of 1986, as amended ("Code"), or for a plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase, (i) Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 200 eligible employees and is not sponsored by a K-12 school district, or (ii) the cost or current value of shares a 401(k) plan has in Calvert Funds (except money market funds) is at least $1 million.

Neither the Funds, nor Calvert Distributors, Inc. ("CDI"), nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

Other Circumstances

There is no sales charge on shares of any fund of the Calvert Funds sold to (i) current or retired Directors, Trustees, or Officers of the Calvert Funds,

employees of Calvert and its affiliates, or their family members; (ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for Calvert, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer; (iii) Purchases made through a Registered Investment Advisor; (iv) Trust departments of banks or savings institutions for trust clients of such bank or institution; (v) Purchases through a broker maintaining an omnibus account with the Fund, provided the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the I.R.C., and "rabbi trusts."

Established Accounts

Shares of CSIF Balanced may be sold at net asset value to you if your account was established on or before July 17, 1986.

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from another Calvert Fund automatically invested in another account with no additional sales charge.

Purchases made at NAV

Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another Calvert Fund at no additional sales charge.

Reinstatement Privilege

If you redeem shares and then within 60 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Funds reserve the right to modify or eliminate this privilege.

* A "qualified group" is one which:

1. has been in existence for more than six months, and

2. has a purpose other than acquiring shares at a discount, and

3. satisfies uniform criteria which enable CDI and brokers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or brokers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or brokers. A pension plan is not a qualified group for rights of accumulation.

EXHIBIT B

Service Fees and Arrangements with Dealers

Calvert Distributors, Inc., each Fund's underwriter, pays dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of amount invested for Class B and C) when you purchase shares of non-money market funds. CDI also pays dealers an ongoing service fee while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment which differs depending on the Class.

Maximum Commission/Service Fees

CSIF Money Market None/0.25%
	Class A*	Class B**	Class C***
CSIF Balanced	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
CSIF Equity	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Social Index Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
CSIF Enhanced Equity	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Large Cap Growth	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Capital Accumulation	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
CWVF International Equity	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
New Vision Small Cap	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
CSIF Technology	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
CSIF Bond	3.00%/0.25%	3.00%/0.25%	1.00%/1.00%

*Class A service fee begins to accrue in 1st month after purchase.

**Class B service fee begins to accrue in 13th month.

***Class C pays dealers a service fee of 0.25% and additional compensation of 0.75% for a total of 1%. Begins to accrue in 13th month.

Occasionally, CDI may reallow to dealers the full Class A front-end sales charge. CDI may also pay additional concessions, including de minimus non-cash promotional incentives, such as de minimus merchandise or trips, to brokers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Funds and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI pays dealers a finder's fee on Class A shares purchased at NAV in accounts with $1 million or more (excluding CSIF Money Market.) The finder's fee is 0.80% of the purchase NAV amount on the first $2 million, 0.64% on $2 to $3 million, 0.40%

on $3 to $50 million, 0.20% on $50 to $100 million, and 0.12% over $100 million. If a finder's fee is paid, and some or all of the purchase is exchanged into another fund with a lower finder's fee within one year, then CDI will recoup the difference in the finder's fee from the broker. Purchases of shares at NAV for accounts on which a finder's fee has been paid are subject to a one-year CDSC of 0.80%. All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.

To Open an Account:

800-368-2748

Performance and Prices:

www.calvert.com

Calvert Information Network

24 hours, 7 days a week

800-368-2745

Service for Existing Accounts:

Shareholders 800-368-2745

Brokers 800-368-2746

TDD for Hearing-Impaired:

800-541-1524

Calvert Office:

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

Registered, Certified or

Overnight Mail:

Calvert

c/o NFDS

330 West 9th Street

Kansas City, MO 64105

Calvert Web-Site

Address: www.calvert.com

PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Group

4550 Montgomery Ave.

Suite 1000N

Bethesda, MD 20814

Telephone: 1-800-368-2745

Calvert Web-Site

www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act file:

no. 811-3334(CSIF)

no. 811- 06563(CWVF International Equity and Capital Accumulation)

no. 811- 3416 (New Vision Small Cap)

no. 811-09877 (Calvert Social Index Fund)

no. 811-10045 (Calvert Large Cap Growth)


Prospectus

January 31, 2002

Class I (INSTITUTIONAL) SHARES

o Calvert Social Investment Fund (CSIF) Balanced

o CSIF Equity

o Calvert Social Index Fund

o CSIF Enhanced Equity

o Calvert Large Cap Growth

o Calvert Capital Accumulation

o Calvert World Values International Equity

o Calvert New Vision Small Cap

o CSIF Technology

o CSIF Bond

o Calvert Income

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Note: Class I shares may not be available in all Funds. Please call 1-800-327-2109 for availability.

About the Funds
Investment Objective, Strategy, Past Performance	1
Fees and Expenses	15
Investment Practices and Risks	16
About Social Investing
Investment Selection Process	21
Socially Responsible Investment Criteria	21
High Social Impact Investments	23
Special Equities	23
Shareholder Advocacy and Social Responsibility	23
About Your Investment
About Calvert	24
Subadvisors and Portfolio Managers	24
Advisory Fees	25
How to Open an Account	26
Important - How Shares are Priced	26
When Your Account Will be Credited	26
Other Calvert Features (Exchanges, Minimum Account Balance, etc.)	26
Dividends, Capital Gains and Taxes	27
How to Sell Shares	28
Financial Highlights	28

CSIF Balanced

Advisor - Calvert Asset Management Company, Inc.

Subadvisors - Brown Capital Management, Inc.

NCM Capital Management, Inc.

Objective

CSIF Balanced seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.

Principal investment strategies

The Fund typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds. CSIF Balanced invests in a combination of stocks, bonds, and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the Fund quarterly to adjust for changes in market value. The Fund is a large-cap, growth-oriented U.S. domestic portfolio, although it may have other investments, including some foreign securities and some mid-cap stocks. For the equity portion, the Fund seeks companies with better than average expected growth rates at lower than average valuations. The fixed-income portion reflects an active trading strategy, seeking total return and focuses on a duration target approximating the Lehman Aggregate Bond Index.

Equity investments are selected by the two Subadvisors, while the Advisor manages the fixed-income assets and determines the overall mix for the Fund depending upon its view of market conditions and economic outlook.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The market prices of stocks or bonds decline

o The individual stocks and bonds in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result

o For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates is not correct

o For the fixed-income securities held in the Fund, the credit quality of the securities deteriorates such as an event of bankruptcy

o For the foreign securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar

o The Advisor's allocation among different sectors of the stock and bond markets does not perform as well as expected

The active trading strategy for the fixed income portion of the Fund may cause the Fund to have, relative to other balanced funds, a high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index and the Lehman Aggregate Bond Index. It also shows the Fund's returns compared to the Lipper Balanced Funds Average. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 10/21/82. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar year-by-year CSIF Balanced Total Return

INSERT BAR CHART HERE
Best Quarter: (of period shown )	Q4 '98;	12.42%
Worst Quarter: (of period shown)	Q3 '01;	(10.47%)

Average Annual Total Returns (as of 12-31-01)
	1 year	5 years	10 years
CSIF Balanced	(4.86%)	6.63%	7.45%
S&P 500 Index Monthly
Reinvested	(11.88%)	10.70%	12.93%
Lehman Aggregate Bond
Index TR	8.44%	7.43%	7.23%
Lipper Balanced Funds Avg	(4.39%)	7.64%	9.40%

CSIF Equity

Advisor Calvert Asset Management Company, Inc.

Subadvisor Atlanta Capital Management Company, L.L.C

Objective

CSIF Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment and social criteria.

Principal investment strategies

The Fund invests primarily in the common stocks of large-cap companies having, on average, market capitalization of at least $1 billion. Investment returns will be mostly from changes in the price of the Fund's holdings (capital appreciation).

The Subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the Subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock market goes down

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index. It also shows the Fund's returns compared to the Lipper Multi-Cap Core Funds Average. Class I shares have an actual inception date of 11/1/99. However, Class A shares (not offered in this prospectus) have an inception date of 8/24/87. In the chart and table below, performance results before 11/1/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar year-by-year CSIF Equity Total Return

[INSERT BAR CHART HERE]
Best Quarter: (of period shown )	Q4 '98;	26.98%
Worst Quarter: (of period shown)	Q3 '98;	(17.56%)

Average annual total returns (as of 12-31-01)
	1 year	5 years	10 years
CSIF Equity	1.05%	12.87%	10.07%
S&P 500 Index Monthly
Reinvested	(11.88%)	10.70%	12.93%
Lipper Multi-Cap Core
Funds Avg.	(10.89%)	9.58%	11.93%

Calvert Social Index Fund

Advisor - Calvert Asset Management Company, Inc.

Subadvisor - World Asset Management, L.L.C

Objective

Calvert Social Index Fund seeks to match the performance of the Calvert Social Index™, which measures the investment return of large- and mid-capitalization stocks.

Principal investment strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in each stock in the Index in about the same proportion as represented in the Index itself.

Calvert Social Index

The Calvert Social Index measures the performance of those companies that meet the social investment criteria selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, listed on the NYSE or NASDAQ-AMEX. As of December 31, 2001, there were 621 companies in the Index, though this number will change over time due to company mergers or changes due to our evaluation of an issuer's conduct relative to the Fund's social criteria. The Index is reconstituted once a year based on an updated list of the 1000 largest companies. The Index is also reviewed quarterly to adjust for social criteria, sector weightings against the 40% limitation on exposure to any one sector, share adjustments, etc.

The socially responsible criteria are described in the section "Socially Responsible Investment Criteria". Calvert continuously evaluates the performance of companies included in the Index to ensure compliance with these criteria.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

o The stock market or the Calvert Social Index goes down

o An index fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its investment and social criteria - will not be able to match the performance of the index exactly

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Russell 1000 Index. It also shows the Fund's returns compared to the Lipper Large Cap Growth Funds Average. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar year-by-year Calvert Social Index Fund

Total Return

[INSERT BAR CHART HERE]
Best Quarter: (of period shown ) Q4 '01; 13.72%
Worst Quarter: (of period shown) Q3 '01; (17.26%)

Average annual total returns (as of 12-31-01)
	1 year	5 years	10 years
Calvert Social Index Fund	(13.83%)	N/A1	N/A
Calvert Social Index	(13.80%)	N/A	N/A
Lipper Large-Cap Growth Funds Avg.	(22.95%)	N/A	N/A

1Since inception (6/30/00) (18.10%); Calvert Social Index (17.92%); Lipper Large Cap Growth Funds Average (26.08%).

CSIF ENHANCED EQUITY

Advisor - Calvert Asset Management Company, Inc.

Subadvisor - SSgA Funds Management, Inc.

Objective

CSIF Enhanced Equity seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Principal investment strategies

The Fund invests in stocks that meet the social criteria and creates a portfolio whose characteristics closely resemble the characteristics of the Russell 1000 Index, while emphasizing the stocks which it believes offer the greatest potential of return.

CSIF Enhanced Equity follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Subadvisor actively uses a proprietary analytical model to attempt to enhance the Fund's performance, relative to the Index. The Fund may purchase stocks not in the Russell 1000 Index, but at least 65% of the Fund's total assets will be invested in stocks that are in the Index. Any investments not in the Index will meet the Fund's social screening criteria and be selected to closely mirror the Index's risk/return characteristics. The Subadvisor rebalances the Fund quarterly to maintain its relative exposure to the Index.

The first step of the investment strategy is to identify those stocks in the Russell 1000 Index which meet the Fund's social screening criteria. From this list of stocks, the Subadvisor chooses stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though certain industries may be eliminated from the Fund by the screens, the factor model permits mathematical substitutes which the Subadvisor expects to mimic the return characteristics of the missing industries and stocks.

The final step in the process is to apply the Subadvisor's proprietary valuation method which attempts to identify the stocks which have the greatest potential for superior performance. Each security identified for potential investment is ranked according to three separate measures: growth, value and momentum of market sentiment. These three measures combine to create a single composite score of each stock's attractiveness. The Fund is constructed from securities that meet its social criteria, weighted through a mathematical process that seeks to reduce risk vis-à-vis the Russell 1000 Index.

The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of the latest reconstitution, the average market capitalization of the Russell 1000 was approximately $100 billion.

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock market or the Russell 1000 Index goes down

o The individual stocks in the Fund or the enhanced equity modeling portfolio do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result

o An enhanced equity fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its own investment and social criteria - will not be able to match the performance of the index exactly

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not sponsored, sold, promoted, or endorsed by the Frank Russell Company.

Tracking the Index

The Subadvisor expects the annual tracking error, relative to the return of the Index before deducting expenses, to be within certain limits established by the Advisor and Subadvisor. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Russell 1000 Index. It also shows the Fund's returns compared to the Lipper Large Cap Core Funds Average. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar year-by-year CSIF Enhanced Equity

Total Return

[INSERT BAR CHART HERE]
Best Quarter: (of period shown ) Q4 '99; 14.72%
Worst Quarter: (of period shown) Q3 '01; (13.11%)

Average annual total returns (as of 12-31-01)
	1 year	5 years	10 years
CSIF Enhanced Equity	(9.51%)	N/A1	N/A
Russell 1000 Index TR	(12.45%)	N/A	N/A
Lipper Large-Cap Core Funds Avg.	(13.76%)	N/A	N/A

1Since inception (4/30/98) 3.28%; Russell 1000 Index TR 2.19%; Lipper Large-Cap Core Funds Average 0.82%. The month end date of 4/30/98 is used for comparison purposes only, actual Fund inception is 4/15/98.

Calvert Large Cap Growth

Advisor - Calvert Asset Management Company, Inc.

Subadvisor - Bridgeway Capital Management, Inc.

Investment Objective

Calvert Large Cap Growth Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more). The S&P 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

Principal Investment Strategies

The Fund invests in a diversified portfolio of common stocks of companies which meet the Fund's investment and social criteria. Under normal circumstances, the Fund will invest at least 80% of its net assets in large cap companies. The Fund defines "large cap" companies as those whose market capitalization falls within the range of the S&P 500. The Fund invests in both value and growth companies. Value stocks are those priced cheaply relative to some financial measures of worth. Growth stocks have faster increasing sales and earnings.

A secondary portfolio strategy is the use of exchange-traded, "traditional" stock index options and futures. These investments help to keep the long-term average market risk of the Fund roughly equal to the market itself. At any one point in time however, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Advisor and Subadvisor believe that the use of these instruments is conservative; it does not try to leverage overall market risk in the long term.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

o The stock market goes down

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result

o The use of stock index futures and options could add to, rather than decrease, risk

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Fund's shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock prices. It also compares the Fund's performance to the Lipper Multi-Cap Growth Funds Average. Pursuant to an Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/00. Thus the following performance results for the Calvert Large Cap Growth Fund for periods prior to that date reflect the performance of the Bridgeway Social Responsibility Portfolio. Please note that current expenses for the Class I Shares of the Large Cap Growth Fund are capped at 0.90%, less than what they were for the Bridgeway Social Responsibility Portfolio and therefore, actual performance would have differed. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar year-by-year Large Cap Growth

Total Return

[INSERT BAR CHART HERE]
Best Quarter: (of period shown ) Q4 '99; 40.66%
Worst Quarter: (of period shown) Q1 '01; (22.53%)

Average annual total returns (as of 12-31-01)
	1 year	5 years	10 years1
Large Cap Growth	(18.46%)	12.47%	N/A1
S&P 500 Index	(11.88%)	10.70%	N/A
Lipper Multi-Cap Growth Funds Avg.	(26.00%)	8.61%	N/A

1 Since inception (8/31/94) 14.71%; S&P 500 Index 14.75%; and Lipper Multi-Cap Growth Funds Average 12.24%. The month end date of 8/31/94 is used for comparison purposes only; actual Fund inception is 8/5/94.

Calvert Capital Accumulation

Advisor - Calvert Asset Management Company, Inc.

Subadvisor - Brown Capital Management, Inc.

Objective

Capital Accumulation seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal investment strategies -- investments are primarily in the common stocks of mid-size companies.

Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation.) The Fund currently defines mid-cap companies as those within the range of market capitalizations of the Standard and Poor's Mid-Cap 400 Index. Most companies in the Index have a capitalization of $500 million to $10 billion. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock market goes down

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result

o The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies

o The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Standard & Poor's Mid-Cap 400 Index. It also shows the Fund's returns compared to the Lipper Mid-Cap Growth Funds Average. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 10/31/94. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar year-by-year Capital Accumulation

Total Return

[INSERT BAR CHART HERE]
Best Quarter: (of period shown ) Q4 '98; 25.03%
Worst Quarter: (of period shown) Q3 '01; (24.74%)

Average annual total returns (as of 12-31-01)
	1 year	5 years	10 years
Capital Accumulation	(23.08%)	9.96%	N/A1
S&P Mid-Cap 400 Index TR	(0.62%)	16.11%	N/A
Lipper Mid-Cap Growth Funds Average	(21.17%)	7.64%	N/A

1 Since inception (10/31/94) 13.36%; S&P Mid Cap 400 Index 17.44%; and Lipper Mid-Cap Growth Funds Average 11.40%.

Calvert World Values International Equity

Advisor - Calvert Asset Management Company, Inc.

Subadvisor - Aberdeen Asset Management, Inc.

Objective

CWVF International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund's investment and social criteria.

Principal investment strategies

The Fund identifies those countries with markets and economies that it believes currently provide the most favorable climate for investing. The Fund invests primarily in the common stocks of mid- to large-cap companies using a value approach. The Subadvisor selects countries based on a top-down analysis of economics and global themes and draws on a "20 questions" model which uses macro- and micro-economic inputs to rank the attractiveness of markets in various countries. Within each country, the Subadvisor uses valuation techniques that have been shown to best determine value within that market. In some countries, the valuation process may favor the comparison of price-to-cash-flow while in other countries, price-to-sales or price-to-book may be more useful in determining which stocks are undervalued.

The Fund invests primarily in more developed economies and markets. No more than 5% of Fund assets are invested in the U.S. (excluding High Social Impact and Special Equities investments).

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock markets (including those outside the U.S.) go down

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result

o Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Morgan Stanley Capital International EAFE Index. It also shows the Fund's returns compared to the Lipper International Funds Average. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 7/2/92. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar year-by-year CWVF International Equity

Total Return

[INSERT BAR CHART HERE]
Best Quarter: (of period shown ) Q4 '99; 20.60%
Worst Quarter: (of period shown) Q3 '01; (17.04%)

Average Annual Total Returns (as of 12-31-01)
	1 year	5 years	10 years
CWVF International Equity	(23.22%)	0.17%	N/A1
MSCI EAFE Index GD	(21.21%)	1.17%	N/A
Lipper International Funds Average	(21.71%)	1.94%	N/A

1 Since inception (7/31/92) 4.26%; MSCI EAFE Index GD 6.52%; and Lipper International Funds Average 6.48%. The month end date of 7/31/92 is used for comparison purposes only, actual Fund inception is 7/2/92.

Calvert New Vision Small Cap

Advisor - Calvert Asset Management Company, Inc.

Subadvisor - Awad Asset Management, Inc.

Objective

New Vision Small Cap seeks to provide long-term capital appreciation by investing primarily in small-cap stocks that meets the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

At least 80% of the Fund's assets will be invested in the common stocks of small-cap companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). The Fund currently defines small-cap companies as those with market capitalization of $2 billion or less at the time the Fund initially invests.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock market goes down

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result

o Prices of small-cap stocks may respond to market activity differently than larger more established companies

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Russell 2000 Index. It also shows the Fund's returns compared to the Lipper Small-Cap Core Funds Average. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 1/31/97. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar year-by-year New Vision Small Cap

Total Return

[INSERT BAR CHART HERE]
Best Quarter: (of period shown ) Q4 '99; 23.88%
Worst Quarter: (of period shown) Q3 '98; (21.82%)

Average Annual Total Returns (as of 12-31-01)
	1 year	5 years	10 years
New Vision Small Cap	8.04%	N/A1	N/A
Russell 2000 Index TR	2.49%	N/A	N/A
Lipper Small-Cap Core Funds Average	7.65%	N/A	N/A

1 Since inception (1/31/97) 5.84%; Russell 2000 Index TR 7.22%;

Lipper Small-Cap Core Funds Average 9.84%.

CSIF Technology

Advisor - Calvert Asset Management Company, Inc.

Subadvisor - Turner Investment Partners, Inc.

Objective

CSIF Technology seeks growth of capital through investment in stocks in companies involved in the development, advancement, and use of technology.

Principal Investment Strategies

The Fund invests primarily in stocks of companies that develop new technologies and that may experience exceptional growth in sales and earnings driven by technology-related products and services. These companies may include companies that develop, produce or distribute products or services in the computer, semiconductors, electronics, communications, healthcare, and biotechnology sectors.

The Fund will invest at least 80% of its assets in the stocks of U.S. and non-U.S. companies principally engaged in research, development, and manufacture of technology and in the stocks of companies that should benefit from the commercialization of technological advances. The Fund may also invest up to 10% in private equity (generally venture capital investments in small untried enterprises that are not traded on a public exchange) and short up to 10% of the net asset value.

The goal of the investment selection process is to identify candidates for investment that are growth companies with superior earnings prospects, reasonable valuations, and favorable trading volume and price patterns. The process is based on one philosophy: earnings expectations drive stock prices. The Fund invests in companies with strong earnings prospects that the advisor expects to produce gains over time. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. The Fund buys companies with strong earnings dynamics, and sells those when it detects deterioration in the company's earnings growth potential. Security selection is the primary means of adding investment value. The Fund uses an active trading strategy which may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you, the shareholder, at the ordinary income tax rate.

The Fund is designed to have a beta over one. "Beta" is a measure of volatility compared to the PSE 100 Technology Index ("PSE 100"). The PSE 100 has a beta of one. The higher the beta, the higher the risk and potential reward. Thus, the Fund may be expected to outperform the PSE 100 in upmarkets, and to underperform in downmarkets. Of course, there can be no assurance that these expectations will occur.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort.

Principal Risks

The Fund is designed for long-term investors who are willing to accept above-average risk and volatility in order to seek a higher rate of return over time. You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock market goes down

o Since the Fund is focused on technology-related industries, it is more concentrated than stock funds investing in a broader range of industries. The technology sector involves special risks, such as the faster rate of change and obsolescence of technological advances, and has been among the most volatile sectors of the stock market. The Fund's share price is likely to be more volatile than other funds that do not concentrate in one market sector

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result

o The Fund is subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole

o The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have a positive or negative impact on the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the PSE 100 Technology Index. This is a widely recognized, unmanaged index of common stock prices in the technology sector. It also shows the Fund's returns compared to the Lipper Science and Technology Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar year-by-year CSIF Technology Total Return

[INSERT BAR CHART HERE]

Best Quarter: (of period shown ) Q4 '01; 42.49%
Worst Quarter: (of period shown) Q3 '01; (44.65%)

Average annual total returns (as of 12-31-01)
	1 year	5 years	10 years
CSIF Technology	(44.00%)	N/A1	N/A
PSE 100 Technology Index	(15.59%)	N/A	N/A
Lipper Science and Technology Funds Average	(37.55%)	N/A	N/A

1Since inception (10/31/00) (56.92%); PSE 100 Technology Index (29.24%); Lipper Science and Technology Funds Average (54.69%).

CSIF Bond

Advisor - Calvert Asset Management Company, Inc.

Objective

CSIF Bond seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment and social criteria.

Principal investment strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 80% of its assets in fixed income securities of any quality, with at least 65% of its assets in investment grade debt securities rated A or above.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform, for any of the following reasons:

o The market prices of bonds decline

o The individual bonds in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result

o The credit quality of the securities deteriorates such as an event of bankruptcy

o The Advisor's forecast as to interest rates is not correct

o The Advisor's allocation among different sectors of the bond market does not perform as well as expected

o The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

o The Fund may invest up to 35% of its net assets in below-investment grade bonds. They are subject to greater credit risk than investment grade bonds.

The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Lehman Aggregate Bond Index. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds A-Rated Average. Class I shares have an actual inception date of 3/31/00. However, Class A shares (not offered in this prospectus) have an inception date of 8/24/87. In the chart and table below, performance results before 3/31/00 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar year-by-year CSIF Bond Total Return

[INSERT BAR CHART HERE]
Best Quarter: (of period shown ) Q1 '01; 7.83%
Worst Quarter: (of period shown) Q1 '94; (3.57%)

Average Annual Total Returns (as of 12-31-01)
	1 year	5 years	10 years
CSIF Bond	14.05%	7.12%	6.75%
Lehman Aggregate Bond Index TR	8.44%	7.43%	7.23%
Lipper Corporate Debt Funds A-Rated Average	7.48%	6.24%	6.74%

Calvert Income

Advisor - Calvert Asset Management Company, Inc.

Objective

Calvert Income Fund seeks to maximize income, to the extent consistent with prudent investment management and preservation of capital, through investment in bonds and other income producing securities.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its assets in investment grade debt securities.

Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform, for any of the following reasons:

o The market prices of bonds decline

o The individual bonds in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result

o The credit quality of the securities deteriorates such as

an event of bankruptcy

o The Advisor's forecast as to interest rates is not correct.

o The Advisor's allocation among different sectors of the bond market does not perform as well as expected

o The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund

o The Fund may invest up to 35% of its net assets in below-investment grade bonds. They are subject to greater credit risk than investment grade bonds.

The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Lehman Aggregate Bond Index. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds BBB-Rated Average. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 10/12/82. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar year-by-year Calvert Income Total Return

[INSERT BAR CHART HERE]

Best Quarter: (of period shown ) Q1 '01; 8.02%
Worst Quarter: (of period shown) Q1 '94; (4.56%)

Average Annual Total Returns (as of 12-31-01)
	1 year	5 years	10 years
Calvert Income	14.63%	9.57%	8.19%
Lehman Aggregate Bond Index TR	8.44%	7.43%	7.23%
Lipper Corporate Debt Funds BBB-Rated Average	7.45%	5.91%	7.26%

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

Annual Fund operating expenses are deducted from Fund assets.

CLASS I

Annual fund operating expenses1
see key below -	1	2	3	4	5	6
CSIF Balanced	.55%	--	.12%	.67%	--	--
CSIF Equity	.60%	--	.47%	1.07%	(.27%)	.80%
Calvert Social Index Fund	.33%	--	.85%	1.18%	(.80%)	.38%
CSIF Enhanced Equity	.70%	--	.30%	1.00%	(.25%)	.75%
Calvert Large Cap Growth	.70%	--	1.43%	2.13%	(1.43%)	.70%
Capital Accumulation	.75%	--	32.72%	33.47%	(32.67%)	.80%
CWVF International Equity	.90%	--	.29%	1.19%	(.14%)	1.05%
Calvert New Vision Small Cap	.85%	--	63.24%	64.09%	(63.27%)	.82%
CSIF Technology	1.30%	--	3.86%	5.16%	(3.81%)	1.35%
CSIF Bond	.45%	--	.83%	1.28%	(.68%)	.60%
Calvert Income	.50%	--	.18%	.68%	--	--

1 = Management fees

2 = Distribution and service (12b-1) fees

3 = Other expenses

4 = Total annual fund operating expenses

5 = Fee waiver and/or expense reimbursement2

6 = Net expenses

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The example assumes that:

o You invest $1,000,000 in the Fund for the time periods indicated;

o Your investment has a 5% return each year;

o You redeem all shares at the end of the periods; and

o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be as follows if the Class I shares are held for 1, 3, 5 or 10 years:
	1 year	3 years	5 years	10 years
CSIF Balanced	$6,845	$21,437	$37,320	$83,451
CSIF Equity	8,168	31,352	56,394	128,134
Calvert Social Index Fund	3,888	29,530	57,169	136,052
CSIF Enhanced Equity	7,659	29,352	52,814	120,192
Calvert Large Cap Growth	7,151	39,545	74,247	172,204
Capital Accumulation	8,168	40,532	75,200	173,064
CWVF International Equity	10,707	36,399	64,086	143,077
Calvert New Vision Small Cap	8,371	40,729	75,391	173,235
CSIF Technology	13,746	45,939	80,425	177,772
CSIF Bond	6,132	33,862	63,693	148,541
Calvert Income	6,947	21,754	37,868	84,653

Investment Practices and Risks

The most concise description of each Fund's principal investment strategies and associated risks is under the earlier summary for each Fund. The Funds are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques summarized earlier, along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows each Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table

J Fund currently uses as a principal

investment practice

q Permitted, but not typically used

as a principal investment practice

(% of assets allowable, if restricted)

8 Not permitted

xN Allowed up to x% of Fund's net assets

xT Allowed up to x% of Fund's total assets

N/A not applicable to this type of fund
	*	**	***
CSIF Balanced	J	q	8
CSIF Equity	q	q	8
Calvert Social Index Fund	q	q	8
CSIF Enhanced Equity	q	q	8
Large Cap Growth	q	q	8
Capital Accumulation	q	q	8
CWVF International Equity	q	q	8
Calvert New Vision Small Cap	q	q	8
CSIF Technology	J	q	8
CSIF Bond	J	q	8
Calvert Income	J	q	J

Investment Practices

*Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase your tax liability. Risks: Opportunity, Market and Transaction.

**Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective. Risks: Opportunity.

***Hedging Strategies. The use of short sales of US Treasury securities for the limited purpose of hedging the Fund's duration (duration is a measure of the interest rate-sensitivity of the Fund). Any short sales are "covered" with an equivalent amount of high quality, liquid securities in a segregated account at the Fund's custodian. Risks: Correlation, Management and Opportunity

Conventional Securities

*Stocks in General

The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

**Foreign securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. For funds that may invest in debt, this includes debt instruments denominated in other curriecies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

***Small cap stocks. Investing in small

companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

+Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.

++Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

+++Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.
	*	**	***	+	++	+++
CSIF Balanced	J	25N	q	J	20N3	J
CSIF Equity	J	25N	q	q	20N3	q
Calvert Social Index Fund	J	5T1	q	N/A	N/A	q
CSIF Enhanced Equity	J	8	N/A	N/A	N/A	N/A
Large Cap Growth	J	10N	q	q	20N	q
Capital Accumulation	J	25N	q	q	10N3	q
CWVF International Equity	J	J	q	q (35N)	5N3	q
Calvert New Vision Small Cap	J	15T2	J	q (35N)	5N3	q
CSIF Technology	J	q	J	q	q	q
CSIF Bond	N/A	25N	N/A	J	35N3	J
Calvert Income	q	30N	N/A	J	35N	J

1 Calvert Social Index Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all of the stocks that comprise the Index. The Index (and hence the Fund) may include securities issued by companies located outside the US but only if they are traded primarily on the NYSE or AMEX/NASDAQ.

2 New Vision Small Cap may invest only in American Depository Receipts (ADRs) - dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on US exchanges. See the SAI.

3 Excludes any high social impact investments.

*Illiquid securities. Securities which cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid. Risks: Liquidity, Market and Transaction.

**Initial Public Offerings ("IPOs") IPOs are newly issued securities that may have volatile prices due to speculation and the lack of any established long term price history. Accordingly, IPOs and other volatile investments may magnify the performance impact when the Fund assets are small or when the Fund contains a significant amount of such investments. Currently, there is no limit on the amount of IPOs that may be purchased by the Fund provided such purchases are within the Fund's stated objectives and guidelines. Fund performance driven by IPO purchases may not continue if assets grow or IPO Fund trading changes. Risks: Market.

Unleveraged Derivative Securities

***Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

+Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

++Participation interests. Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.

+++Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.
	*	**	***	+	++	+++
CSIF Balanced	15N	q	J	J	q	q
CSIF Equity	15N	q	q	q	q	q
Calvert Social Index Fund	15N	N/A	N/A	N/A	N/A	N/A
CSIF Enhanced Equity	15N	N/A	N/A	N/A	N/A	N/A
Large Cap Growth	15N	q	q	q	q	q
Capital Accumulation	15N	q	q	q	q	5T
CWVF International Equity	15N	q	q	q	q	5T
Calvert New Vision Small Cap	15N	q	q	q	q	8
CSIF Technology	15N	J	J	J	J	5T
CSIF Bond	15N	N/A	N/A	N/A	q	q
Calvert Income	15N	N/A	N/A	N/A	q	5T

*Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Fund will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

**Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

***Structured securities. Indexed and/or

leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks: Credit, Interest Rate, Extension, Prepayment, Market, Leverage, Liquidity and Correlation.
	*	**	***
CSIF Balanced	5T4	5N	q
CSIF Equity	5T4	5N	N/A
Calvert Social Index Fund	N/A	5N	N/A
CSIF Enhanced Equity	5T4	5N	N/A
Large Cap Growth	5T4	5N	N/A
Capital Accumulation	5T4	5N	q
CWVF International Equity	5T4	5N	N/A
Calvert New Vision Small Cap	5T4	5N	N/A
CSIF Technology	5T4	5N	q
CSIF Bond	5T4	5N	q
Calvert Income	q	5N	q

4 Based on net premium payments.

The Funds have additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities, swap agreements and short sales.) These policies and restrictions are discussed in the SAI.

Types of Investment Risk

Correlation risk

This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

The risk that a Fund's portfolio management practices might not work to achieve their desired result.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

What is Indexing? (Calvert Social Index Fund)

An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index.

Index funds are not actively managed by investment advisors who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or for worse. The socially responsible criteria used by the Calvert Social Index may result in economic sector weightings that are significantly different from those of the overall market.

To track its target index as closely as possible, the Calvert Social Index Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest, to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.

The Fund uses a replication method of indexing. If assets should ever decline to below $20 million, it may use the sampling method.

Although index funds, by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

Investment Selection Process (not applicable to Calvert Income Fund)

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for a Fund are first selected for financial soundness and then evaluated according to that Fund's social criteria. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for all Funds must meet the minimum standards for all its financial and social criteria.

Although each Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Funds invest in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations. Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

Each Fund has developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors. All social criteria may be changed by the Board of Trustees/Directors without shareholder approval.

CSIF Portfolios, Calvert Capital Accumulation, Calvert Social Index Fund, and Calvert Large Cap Growth:

These Funds seek to invest in companies that:

o Deliver safe products and services in ways that sustain our natural environment. For example, The Funds look for companies that produce energy from renewable resources, while avoiding consistent polluters.

o Manage with participation throughout the organization in defining and achieving objectives. For example, The Funds look for companies that offer employee stock ownership or profit-sharing plans.

o Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the EEOC, and provide opportunities for women, people of color, disadvantaged minorities, and others for whom equal opportunities have often been denied. For example, the Funds consider both unionized and non-union firms with good labor relations.

o Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreate a context within which these goals can be realized. For example, the Funds look for companies with an above average commitment to community affairs and charitable giving.

These Funds seek to avoid investing in companies that Calvert determines to be significantly engaged in:

o Business activities in support of repressive regimes

o Production, or the manufacture of equipment, to produce nuclear energy

o Manufacture of weapon systems

o Manufacture of alcoholic beverages or tobacco products

o Operation of gambling casinos

o A pattern and practice of violating the rights of American Indians and other indigenous peoples.

With respect to U.S. government securities, CSIF invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Fund's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

Calvert World Values International Equity:

The spirit of CWVF International Equity's social criteria is similar to CSIF, but the application of the social analysis is significantly different. International investing brings unique challenges in terms of corporate disclosure, regulatory structures, environmental standards, and differing national and cultural priorities. Due to these factors, the CWVF International Equity social investment standards are less stringent than those of CSIF.

CWVF International Equity seeks to invest in companies that:

o Achieve excellence in environmental management. We select investments that take positive steps toward preserving and enhancing our natural environment through their operations and products. We seek to avoid investing in companies with poor environmental records.

o Have positive labor practices. We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria. We seek to invest in companies that hire and promote women and ethnic minorities; respect the right to form unions; comply, at a minimum, with domestic hour and wage laws; and provide good health and safety standards. We seek to avoid companies that demonstrate a pattern of engaging in forced, compulsory, or child labor.

CWVF International Equity seeks to avoid investing in companies that:

o Contribute to human rights abuses in other countries.1

o Produce nuclear power or nuclear weapons, or have more than 10% of revenues derived from the production or sale of weapons systems.

o Derive more than 10% of revenues from the production of alcohol or tobacco products, but actively seeks to invest in companies whose products or services improve the quality of or access to health care, including public health and preventative medicine.

o Are significantly engaged in a pattern and practice of violating the rights of indigenous peoples. We also support the promotion of positive portrayals of indigenous peoples and their heritage.

1 CWVF International Equity may invest in companies that operate in countries with poor human rights records if we believe the companies are making a positive contribution.

Calvert New Vision Small Cap:

The Fund carefully reviews company policies and behavior regarding social issues important to quality of life such as:

o environment

o employee relations

o product criteria

o weapons systems

o nuclear energy

o human rights

The Fund seeks to avoid investing in companies that have:

o Significant or historical patterns of violating environmental regulations, or otherwise have an egregious environmental record.

o Significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or that have major labor-management disputes.

o Nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process.

o Significantly engaged in weapons production (including weapons systems contractors and major nuclear weapons systems contractors).

o Significantly involved in the manufacture of tobacco or alcohol products.

o Products or offer services that, under proper use, are considered harmful.

High Social Impact Investments

CSIF Balanced, Bond, Technology and Equity, Calvert World Values International Equity, Capital Accumulation, New Vision Small Cap, Calvert Social Index Fund, and Large Cap Growth

High Social Impact Investments is a program that targets a percentage of the Fund's assets (up to 1% for each of CSIF Balanced, CSIF Equity, CSIF Technology and CSIF Bond, Calvert Social Index Fund, Large Cap Growth and New Vision Small Cap and up to 3% for each of CWVF International Equity and Capital Accumulation) to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, they have a significant social return by making a tremendous difference in our local communities. High Social Impact Investments are valued under the direction and control of the Funds' Boards.

Pursuant to an exemptive order, the Funds invest those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes from the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from Calvert, organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities. The Funds may also invest directly in high social impact issuers.

Investments in High Social Impact Investments may hinder the Calvert Social Index Fund's ability to track the Index. For this reason, the Fund limits the amount of such investments to only 1% of Fund assets, and will not engage in this program until reaching $50 million in assets.

Special Equities

CSIF Balanced, CSIF Equity, and Calvert World Values International Equity

CSIF Balanced, CSIF Equity, and CWVF International Equity each have a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk - they are subject to liquidity, information, and if a debt investment, credit risk. Special Equities are valued under the direction and control of the Funds' Boards. The Calvert Social Index Fund may engage in this program upon reaching $50 million in assets. Special Equities investments are limited to only 1% of the Calvert Social Index Fund's assets, and to 10% of the assets of each of CSIF Balanced, CSIF Equity, and CWVF International Equity.

Shareholder Advocacy and Social Responsibility

As the Fund's investment advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert seeks to positively influence corporate behavior through its role as a shareholder by pushing companies toward higher standards of social and environmental responsibility. Calvert's activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with management as part of its social research process. After the Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and social responsibility at annual stockholder meetings. Calvert takes its voting responsibility seriously and votes all proxies consistent with the financial and social objectives of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of social issues. It files shareholder resolutions when its dialogue with corporate management proves unsuccessful to encourage a company to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in the company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

About Calvert

CALVERT ASSET MANAGEMENT COMPANY, INC. (Calvert), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of Calvert. It has been managing mutual fund portfolios since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2001, Calvert had over $7 billion in assets under management.

Calvert uses a team approach to its management of CSIF Bond (since February 1997), Calvert Income (since February 1995) and the fixed-income assets of CSIF Balanced (June 1995). Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the investment strategy and management of all Calvert Funds for Calvert while Gregory Habeeb manages the day-to-day investments of Calvert's taxable fixed-income portfolios. Mr. Habeeb has over 20 years of experience as an analyst, trader, and portfolio manager.

Subadvisors and Portfolio Managers

BROWN CAPITAL MANAGEMENT, INC., 1201 North Calvert Street, Baltimore, Maryland 21202, has managed part of the equity investments of CSIF Balanced since 1996, and Capital Accumulation since 1994. In 1997, Brown Capital became the sole Subadvisor for Capital Accumulation. It uses a bottom-up approach that incorporates growth-adjusted price earnings, concentrating on mid-/large-cap growth stocks.

Eddie C. Brown, founder and President of Brown Capital Management, Inc., heads the portfolio management team for Capital Accumulation and Brown Capital's portion of CSIF Balanced. He brings over 24 years of management experience to the Funds, and has held positions with T. Rowe Price Associates and Irwing Management Company. Mr. Brown is a frequent panelist on "Wall Street Week with Louis Rukeyser" and is a member of the Wall Street Week Hall of Fame.

NCM CAPITAL MANAGEMENT GROUP, INC., 103 West Main Street, Durham, NC 27701, has managed part of the equity investments of CSIF Balanced since 1995. NCM is one of the largest minority-owned investment management firms in the country and provides products in equity fixed income and balanced portfolio management. It is also one of the industry leaders in the employment and training of minority and women investment professionals.

NCM's portfolio management team consists of several members, headed by Maceo K. Sloan. Mr. Sloan has more than 12 years of experience in the investment industry, and has been a panelist on Wall Street Week with Louis Rukeyser.

SSgA FUNDS MANAGEMENT, INC. (SSgA FM), Two International Place, Boston, MA 02110, is a subsidiary of State Street Corporation. SSgA FM is an adviser registered with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940. SSgA FM is the successor to State Street Global Advisors (SSgA), a division of State Street Bank and Trust Company.

SSgA FM's portfolio management team consists of several members, headed by Arlene Rockefeller. She has been with the firm since 1982, with 10 years experience in investment computer systems. Ms. Rockefeller is currently director of SSgA's Global Enhanced Equity Group. She manages a variety of SSgA's equity and tax-free funds.

ATLANTA CAPITAL MANAGEMENT COMPANY, LLC, Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, GA 30309, has managed CSIF Equity since September 1998.

Daniel W. Boone, III, C.F.A. heads the Atlanta portfolio management team for CSIF Equity. He is a senior Partner and senior investment professional for Atlanta Capital. He has been with the firm since 1976. He specializes in equity portfolio management and research. Before joining the firm, he held positions with the international firm of Lazard, Freres in New York, and Wellington Management Company. Mr. Boone has earned a MBA from the Wharton School of University of Pennsylvania, where he graduated with distinction, and a B.A. from Davidson College.

ABERDEEN ASSET MANAGEMENT, INC., 875 North Michigan Ave., Suite 3415, Chicago, IL 60611, has managed Calvert World Values International Equity Fund since its inception.

Andrew Preston heads the portfolio management team for International Equity. He joined the firm in 1985, and has held positions as investment analyst in the United Kingdom and U.S. Department, and Fund Manager in the Japanese Department. He was appointed director of the company in 1993. Prior to joining the firm, he was a member of the Australian Foreign Service and attended University in Australia and Japan.

AWAD ASSET MANAGEMENT, INC. (AWAD), 250 Park Avenue, New York, NY 10177, a subsidiary of Raymond James & Associates, has managed the New Vision Small Cap Fund since 1997. The firm specializes in the management of small-capitalization growth stocks. They emphasize a growth-at-a-reasonable-price investment philosophy.

James Awad, President of Awad, founded the firm in 1992. He heads the portfolio management team for New Vision Small Cap. Mr. Awad has more than 30 years experience in the investment business, holding positions with firms such as Neuberger & Berman and First Investors Corporation.

Bridgeway Capital Management, Inc., 5615 Kirby Drive, Suite 518, Houston Texas 77005-2448, has managed Calvert Large Cap Growth (previously the Bridgeway Fund, Inc. Social Responsibility Portfolio) since its inception in 1994. John Montgomery, founder and President of Bridgeway Capital Management, Inc., is responsible for selecting the securities that the Fund purchases and sells. Mr. Montgomery holds bachelor degrees from Swarthmore College in both engineering and philosophy and graduate degrees from MIT and Harvard Business School. He worked with computer modeling and quantitative methods as a research engineer at MIT in the late 70's. Later, as a student at Harvard, he investigated methods to apply modeling to portfolio management. Mr. Montgomery began applying these methods to his own investments in 1985. He left the transportation industry at the end of 1991 to perform full time research on his investment models.

World Asset Management, LLC, 255 E. Brown St., Birmingham, MI 48009, is the Subadvisor for Calvert Social Index Fund. It has been in the index business since the mid 1970s and specializes in passive portfolio management technique. It has managed the Fund since inception.

Turner Investment Partners, Inc., 1235 Westlakes Drive, Berwyn, Pennsylvania 19312, has managed CSIF Technology since inception. It uses a disciplined approach to investing in growth stocks based on the premise that earnings expectations drive stock prices.

Bob Turner is the founder, chairman, and chief investment officer of Turner Investment Partners. He heads the Fund's portfolio management team. A Chartered Financial Analyst, he was previously senior investment manager with Meridian Investment Company.

Each of the Funds has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees (paid to applicable subadvisor, if any, by Calvert or the Fund.) Note, it does not include administrative services fees.
CSIF Balanced	0.42%
CSIF Equity	0.50%
Calvert Social Index Fund	0.225%
CSIF Enhanced Equity	0.60%
Calvert Large Cap Growth	0.70%1
Capital Accumulation	0.65%
CWVF International Equity	0.75%
Calvert New Vision Small Cap	0.75%
CSIF Technology	1.25%
CSIF Bond	0.35%
Calvert Income	0.40%

1 This includes a 0.45% subadvisory fee the Fund pays directly to the Subadvisor. The Subadvisor may earn (or have its base fee reduced by) a performance adjustment of plus or minus 0.25%, based on the extent to which performance of the Fund exceeds or trails the index against which it is measured.

HOW TO OPEN AN ACCOUNT

Complete and sign an application for each new account. Be sure to specify Class I. All purchases must be made by bankwire in U.S. dollars. For more information and wire instructions, call Calvert at 800-327-2109.

Minimum To Open an Account $1,000,000

IMPORTANT - HOW SHARES ARE PRICED

The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees/Directors believes accurately reflects fair value. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veteran's Day, when the NYSE is open and the Fund is open but purchases cannot be made due to the closure of the banking system.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your order is received in good order. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

OTHER CALVERT FEATURES

CALVERT INFORMATION NETWORK

For 24 hour performance and account information call

800-368-2745 or visit www.calvert.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

TELEPHONE TRANSACTIONS

You may purchase, redeem, or exchange shares and wire funds by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

EXCHANGES

Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

Shares may only be exchanged for Class I shares of another Calvert Fund.

Exchange requests will not be accepted on any day Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, each Fund and the distributor may reject any order considered market-timing activity.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

ELECTRONIC DELIVERY OF PROSPECTUSES AND

SHAREHOLDER REPORTS

You may request to receive electronic delivery of prospectuses and annual and semi annual reports.

COMBINED GENERAL MAILINGS (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

SPECIAL SERVICES AND CHARGES

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

MINIMUM ACCOUNT BALANCE

Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund. If due to redemptions, the account falls below the minimum, your account may be closed and the proceeds mailed to the address of record. You will be given a notice that your account is below the minimum and will be closed, or moved to Class A (at NAV) after 30 days if the balance is not brought up to the required minimum amount.

DIVIDENDS, CAPITAL GAINS AND TAXES

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.
Calvert Income	Paid monthly
CSIF Bond	Paid monthly
CSIF Balanced	Paid quarterly
CSIF Equity	Paid annually
Calvert Social Index Fund	Paid annually
CSIF Enhanced Equity	Paid annually
Calvert Large Cap Growth	Paid annually
Capital Accumulation	Paid annually
CWVF International Equity	Paid annually
Calvert New Vision Small Cap	Paid annually
CSIF Technology	Paid annually

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid to you by wire to a predesignated bank account. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, each Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, these Funds will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business. Your shares will be redeemed at the next NAV calculated after your redemption request is received by the transfer agent in good order. The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Request in "Good Order"

All redemption requests must be received by the transfer agent in "good order." This means that your request must include:

o The Fund name and account number

o The amount of the transaction (in dollars or shares).

o Signatures of all owners exactly as registered on the account (for mail requests).

o Signature guarantees (if required).*

o Any supporting legal documentation that may be required.

o Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone - call 800-368-2745

You may redeem shares from your account by telephone and have your money wired to an address or bank you have previously authorized. Class I redemptions must be made by wire.

If you want the money to be wired to a bank not previously authorized, then a voided bank check must be provided. To add instructions to wire to a destination not previously established, or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations). The Funds' fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information for 2000 and 2001 has been audited by Arthur Andersen LLP whose report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for years presented prior to September 30, 2000 has been audited by other auditors.

CSIF Balanced

Financial Highlights
	Periods Ended
	September 30,	September 30,	September 30,
Class I Shares	2001	2000	1999 zzz
Net asset value, beginning	$33.10	$32.13	$32.52
Income from investment operations
Net investment income	.94	.88	.52
Net realized and unrealized gain (loss)	(6.31)	3.12	(.35)
Total from investment operations	(5.37)	4.00	.17
Distributions from
Net investment income	(.98)	(.99)	(.56)
Net realized gains	(2.40)	(2.04)	-
Total distributions	(3.38)	(3.03)	(.56)
Total increase (decrease) in net asset value	(8.75)	.97	(.39)
Net asset value, ending	$24.35	$33.10	$32.13

Total return*	(17.33%)	12.97%	.52%
Ratios to average net assets:
Net investment income	3.55%	2.97%	2.54% (a)
Total expenses	.67%	.71%	.74% (a)
Expenses before offsets	.67%	.71%	.74% (a)
Net expenses	.66%	.69%	.73% (a)
Portfolio turnover	214%	184%	175%
Net assets, ending (in thousands)	$29,399	$49,530	$13,458

CSIF Equity

Financial Highlights
	Periods Ended
	September 30,	September 30,
Class I Shares	2001	2000 #
Net asset value, beginning	$33.15	$28.64
Income from investment operations
Net investment income	.11	.05
Net realized and unrealized gain (loss)	(3.72)	6.29
Total from investment operations	(3.61)	6.34
Distributions from
Net realized gains	(1.63)	(1.83)
Total increase (decrease) in net asset value	(5.24)	4.51
Net asset value, ending	$27.91	$33.15

Total return*	(11.49%)	23.10%
Ratios to average net assets:
Net investment income	.36%	.16% (a)
Total expenses	1.07%	1.18% (a)
Expenses before offsets	.82%	.86% (a)
Net expenses	.80%	.80% (a)
Portfolio turnover	43%	49%
Net assets, ending (in thousands)	$2,501	$2,826

Calvert Social Index Fund

Financial Highlights
	Periods Ended
	September 30,	September 30,
Class I Shares	2001	2000 ###
Net asset value, beginning	$14.81	$15.00
Income from investment operations
Net investment income	.08	.03
Net realized and unrealized gain (loss)	(5.12)	(.22)
Total from investment operations	(5.04)	(.19)
Distributions from:
Net investment income	(.04)	-
Total distributions	(.04)	-
Total increase (decrease) in net asset value	(5.08)	(.19)
Net asset value, ending	$9.73	$14.81

Total return*	(34.08%)	(1.27%)
Ratios to average net assets:
Net investment income	.72%	.77% (a)
Total expenses	1.18%	1.21% (a)
Expenses before offsets	.48%	.62% (a)
Net expenses	.38%	.38% (a)
Portfolio turnover	13%	10%
Net assets, ending (in thousands)	$4,249	$19,750

CSIF Enhanced Equity

Financial Highlights
	Years Ended
	September 30,	September 30,
Class I Shares	2001	2000
Net asset value, beginning	$20.04	$16.89
Income from investment operations
Net investment income	.07	.07
Net realized and unrealized gain (loss)	(5.13)	3.13
Total from investment operations	(5.06)	3.20
Distributions from
Net investment income	-	(.05)
Net realized gain	(.14)	-
Total increase (decrease) in net asset value	(5.20)	3.15
Net asset value, ending	$14.84	$20.04

Total return*	(25.40%)	18.94%
Ratios to average net assets:
Net investment income	.38%	.37%
Total expenses	1.00%	.95%
Expenses before offsets	.82%	.83%
Net expenses	.75%	.75%
Portfolio turnover	39%	43%
Net assets, ending (in thousands)	$1	$22,163

	Periods Ended
	September 30,	September 30,
Class I Shares	1999	1998 zz
Net asset value, beginning	$13.54	$15.00
Income from investment operations
Net investment income	.11	.04
Net realized and unrealized gain (loss)	3.29	(1.50)
Total from investment operations	3.40	(1.46)
Distributions from
Net investment income	(.05)	--
Total increase (decrease) in net asset value	3.35	(1.46)
Net asset value, ending	$16.89	$13.54

Total return*	25.09%	(9.73%)
Ratios to average net assets:
Net investment income	.65%	.54% (a)
Total expenses	.91%	1.03% (a)
Expenses before offsets	.81%	.81% (a)
Net expenses	.75%	.75% (a)
Portfolio turnover	56%	27%
Net assets, ending (in thousands)	$18,652	$14,897

Calvert Large Cap Growth Fund

Financial Highlights
		Periods Ended
	September 30,	June 30,	June 30,
Class I Shares	2001**	2001	2000
Net asset value, beginning	$23.37	$36.09	$26.45
Income from investment operations
Net investment income (loss)	-	.01	(.12)
Net realized and unrealized gain (loss)	(4.07)	(9.12)	10.03
Total from investment operations	(4.07)	(9.11)	9.91
Distributions from
Net realized gain	-	(3.61)	(.27)
Total distributions	-	(3.61)	(.27)
Total increase (decrease) in net asset value	(4.07)	(12.72)	9.64
Net asset value, ending	$19.30	$23.37	$36.09

Total return*	(17.42%)	(27.80%)	37.60%
Ratios to average net assets:
Net investment income (loss)	(.02%) (a)	.02%	(.37%)
Total expenses	2.13% (a)	2.05%	2.13%
Expenses before offsets	.79% (a)	1.10%	1.50%
Net expenses	.70% (a)	1.06%	1.50%
Portfolio turnover	31%	122%	71%
Net assets, ending (in thousands)	$5,043	$6,208	$7,385

		Years Ended
	June 30,	June 30,	June 30,
Class I Shares	1999	1998	1997
Net asset value, beginning	$21.14	$16.21	$14.68
Income from investment operations
Net investment income	(.14)	-	.03
Net realized and unrealized gain (loss)	5.62	5.57	2.31
Total from investment operations	5.48	5.57	2.34
Distributions from
Net investment income	-	(.01)	-
Net realized gain	(.17)	(.63)	(.81)
Total distributions	(.17)	(.64)	(.81)
Total increase (decrease) in net asset value	5.31	4.93	1.53
Net asset value, ending	$26.45	$21.14	$16.21

Total return*	26.20%	35.30%	16.90%
Ratios to average net assets:
Net investment income (loss)	(.60%)	.02%	.24%
Total expenses	2.13%	3.81%	5.81%
Expenses before offsets	1.50%	1.50%	1.50%
Net expenses	1.50%	1.50%	1.50%
Portfolio turnover	58%	38%	36%
Net assets, ending (in thousands)	$2,820	$1,473	$638

Calvert Capital Accumulation Fund

Financial Highlights
	Periods Ended
	September 30,	September 30,	September 30,
CLASS I SHARES	2001	2000	1999 zzz
Net asset value, beginning	$36.84	$25.99	$26.18
Income from investment operations
Net investment income (loss)	(.23)	(.12)	(.08)
Net realized and unrealized gain (loss)	(10.53)	11.48	(.11)
Total from investment operations	(10.76)	11.36	(.19)
Distributions from
Net realized gain	(5.24)	(.51)	-
Total distributions	(5.24)	(.51)	-
Total increase (decrease) in net asset value	(16.00)	10.85	(.19)
Net asset value, ending	$20.84	$36.84	$25.99

Total return*	(34.61%)	44.25%	(.73%)
Ratios to average net assets:
Net investment income (loss)	(0.67%)	(0.39%)	(.50%) (a)
Total expenses	33.47%	1.20%	1.24% (a)
Expenses before offsets	2.19%	.86%	.85% (a)
Net expenses	.80%	.80%	.80% (a)
Portfolio turnover	71%	116%	88%
Net assets, ending (in thousands)	$1	$108	$2,547

Calvert World Values International Equity

Financial Highlights
	Periods Ended
	September 30,	September 30,	September 30,
Class I Shares	2001	2000	1999 zzz
Net asset value, beginning	$22.03	$21.99	$19.91
Income from investment operations
Net investment income	.18	.16	.15
Net realized and unrealized gain (loss)	(6.86)	.84	1.93
Total from investment operations	(6.68)	1.00	2.08
Distributions from:
Net realized gains	(1.38)	(.96)	-
Total distributions	(1.38)	(.96)	-
Total increase (decrease) in net asset value	(8.06)	.04	2.08
Net asset value, ending	$13.97	$22.03	$21.99

Total return*	(32.25%)	4.10%	10.45%
Ratios to average net assets:
Net investment income (loss)	1.09%	.90%	1.19% (a)
Total expenses	1.19%	1.28%	1.53% (a)
Expenses before offsets	1.07%	1.12%	1.09% (a)
Net expenses	1.05%	1.05%	1.05% (a)
Portfolio turnover	93%	76%	82%
Net assets, ending (in thousands)	$22,085	$10,114	$3,006

New Vision Small Cap

Financial Highlights
	Periods Ended
	September 30,	September 30,	September 30,
Class I Shares	2001	2000	1999 zzz
Net asset value, beginning	$18.77	$13.57	$12.20
Income from investment operations
Net investment income (loss)	.04	(.03)	.03
Net realized and unrealized gain (loss)	(1.63)	5.23	1.34
Total from investment operations	(1.59)	5.20	1.37
Distributions from
Net realized gain	(1.42)	-	-
Total distributions	(1.42)	-	-
Total increase (decrease) in net asset value	(3.01)	5.20	1.37
Net asset value, ending	$15.76	$18.77	$13.57

Total return*	(8.65%)	38.32%	11.23%
Ratios to average net assets:
Net investment income (loss)	.25%	(.14%)	.36% (a)
Total expenses	64.09%	1.64%	1.87% (a)
Expenses before offsets	3.71%	.98%	.93% (a)
Net expenses	.82%	.82%	.82% (a)
Portfolio turnover	66%	113%	68%
Net assets, ending (in thousands)	$1	$46	$1,314

CSIF TEchnology

Financial Highlights
Period Ended
September 30,
Class I Shares	2001 z
Net asset value, beginning	$15.00
Income from investment operations
Net investment income	(.10)
Net realized and unrealized gain (loss)	(10.97)
Total from investment operations	(11.07)
Total increase (decrease) in net asset value	(11.07)
Net asset value, ending	$3.93

Total return*	(73.80%)
Ratios to average net assets:
Net investment income	(1.23%) (a)
Total expenses	5.16% (a)
Expenses before offsets	1.55% (a)
Net expenses	1.35% (a)
Portfolio turnover	596%
Net assets, ending (in thousands)	$524

CSIF Bond

Financial Highlights
	Periods Ended
	September 30,	September 30,
Class I Shares	2001	2000 ##
Net asset value, beginning	$15.39	$15.56
Income from investment operations
Net investment income	1.11	.60
Net realized and unrealized gain (loss)	.99	(.18)
Total from investment operations	2.10	.42
Distributions from
Net investment income	(1.10)	(.59)
Total distributions	(1.10)	(.59)
Total increase (decrease) in net asset value	1.00	(.17)
Net asset value, ending	$16.39	$15.39

Total return*	14.12%	2.83%
Ratios to average net assets:
Net investment income	6.82%	7.85% (a)
Total expenses	1.28%	1.19% (a)
Expenses before offsets	.62%	.65% (a)
Net expenses	.60%	.60% (a)
Portfolio turnover	955%	1,011%
Net assets, ending (in thousands)	$1,473	$1,028

Calvert Income Fund

Financial Highlights
	Periods Ended
	September 30,	September 30,	September 30,
Class I Shares	2001	2000	1999 zzz
Net asset value, beginning	$16.63	$17.06	$16.73
Income from investment operations
Net investment income	1.22	1.26	.63
Net realized and unrealized gain (loss)	.97	(.21)	.34
Total from investment operations	2.19	1.05	.97
Distributions from
Net investment income	(1.20)	(1.23)	(.64)
Net realized gain	(.16)	(.25)	-
Total distributions	(1.36)	(1.48)	(.64)
Total increase (decrease) in net asset value	.83	(.43)	.33
Net asset value, ending	$17.46	$16.63	$17.06

Total return*	13.81%	6.48%	5.83%
Ratios to average net assets:
Net investment income	7.40%	7.78%	6.37% (a)
Total expenses	.68%	.82%	1.07% (a)
Expenses before offsets	.68%	.75%	.81% (a)
Net expenses	.66%	.72%	.72% (a)
Portfolio turnover	2,645%	3,264%	3,454%
Net assets, ending (in thousands)	$14,311	$13,954	$6,442

(a) Annualized

z From October 31, 2000 inception.

zz From April 15, 1998 inception.

zzzFrom March 1, 1999 inception.

# From November 1, 1999 inception.

## From March 31, 2000 inception.

### From June 30, 2000 inception.

* Total return is not annualized for periods less than one year.

** Three month audited period.

To Open an Institutional (Class I) Account:

800-327-2109

Performance and Prices:

www.calvert.com

Calvert Information Network

24 hours, 7 days a week

800-368-2745

Service for Existing Accounts:

Shareholders 800-327-2109

TDD for Hearing-Impaired:

800-541-1524

Calvert Office:

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

Registered, Certified or

Overnight Mail:

Calvert

c/o NFDS

330 West 9th Street

Kansas City, MO 64105

Calvert Web-Site

www.calvert.com

PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert

4550 Montgomery Ave., Suite 1000N

Bethesda, MD 20814

Telephone: 1-800-327-2109

Calvert Web-Site

www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act file:

no. 811-3334 (CSIF)

no. 811- 06563 (CWVF International Equity and Capital Accumulation)

no. 811- 3416 (New Vision Small Cap and Calvert Income)

no. 811-09877 (Calvert Social Index Fund)

no. 811-10045 (Calvert Large Cap Growth)


Calvert World Values Fund, Inc.

Capital Accumulation Fund

4550 Montgomery Avenue, Bethesda, Maryland 20814

Statement of Additional Information

January 31, 2002

New Account	(800) 368-2748	Shareholder
Information:	(301) 951-4820	Services:	(800) 368-2745
Broker	(800) 368-2746	TDD for the
Services:	(301) 951-4850	Hearing-Impaired:	(800) 541-1524

This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus, dated January 31, 2002. The Fund's audited financial statements included in its most recent Annual Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and the most recent shareholder report may be obtained free of charge by writing the Fund at the above address or calling the Fund, or by visiting our website at www.calvert.com.

Investment Policies and Risks	2
Investment Restrictions	7
Purchase and Redemption of Shares	8
Net Asset Value	8
Calculation of Total Return	9
Advertising	10
Dividends, Distributions and Taxes	11
Directors and Officers	12
Investment Advisor and Subadvisor	15
Administrative Services Agent	16
Method of Distribution	16
Transfer and Shareholder Servicing Agents	18
Portfolio Transactions	18
Personal Securities Transactions	19
Independent Accountants and Custodians	19
General Information	19
Control Persons and Principal Holders of Securities	20
Appendix	21

INVESTMENT POLICIES AND RISKS

Foreign Securities

Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depositary Receipts and Global Depositary Receipts. ADRs are US dollar-denominated and traded in the US on exchanges or over the counter. By investing in ADRs rather than directly in foreign issuers' stock, the Fund may possibly avoid some currency and some liquidity risks. However, the value of the foreign securities underlying the ADR may still be impacted by foreign fluctuations. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.

Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into U.S. dollars.

United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.

Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decline correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

The Fund may enter into forward foreign currency contracts for two reasons. First, the Fund may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Second, when the Advisor or Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, the Fund enters into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the Fund's securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Fund does not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

Eurocurrency Conversion Risk. European countries that are members of the European Monetary Union have agreed to use common currency unit, the "euro". Although the Advisor and Subadvisor do not anticipate any problems in conversion from the old national currencies to the euro, there may be issues involved in settlement, valuation, and numerous other areas that could impact the Fund. Calvert has been reviewing all of its computer systems for Eurocurrency conversion compliance. There can be no assurance that there will be no negative impact on the Fund, however, the Advisor, Subadvisor and custodian have advised the Fund that they have been actively working on any necessary changes to their computer systems to prepare for the conversion, and expect that their systems, and those of their outside service providers, will be adapted in time for that event.

temporary defensive positions

For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits commercial paper, short-term corporate debt securities, and repurchase agreements.

Repurchase Agreements

The Fund may purchase debt securities subject to repurchase agreements, which are arrangements under which the Fund buys a security, and the seller simultaneously agrees to repurchase the security at a specified time and price reflecting a market rate of interest. The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements

The Fund may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Fund invests the proceeds is expected to exceed the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Fund does not intend to borrow for leverage purposes. The Fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Directors. In addition, the Fund bears the risk that the market value of the securities it sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Fund to post additional collateral.

High Social Impact Investments

The High Social Impact Investments program targets a percentage of the Fund's assets to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development and economic and social development of urban and rural communities. These securities are unrated - they are expected to be the equivalent of non-investment grade debt securities - that is, lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix for a description of the ratings) The annual return on High Social Impact Investments is between 0% and 4%. Thus, rather than earning a higher rate, as would be expected to compensate for higher the risk (i.e., lower credit quality), they earn a rate of return that is lower than the rate currently earned by high quality U.S. treasury securities. There is no secondary market for these securities.

The Fund expects to purchase its High Social Impact Investments primarily in notes issued by the Calvert Social Investment Foundation, a non-profit organization, legally distinct from Calvert Group, Ltd., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. The Foundation prepares its own careful credit analysis to attempt to identify those community development issuers who financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur. The Foundation maintains a certain required level of capital upon which the Fund could rely if a note were ever to default.

Non-Investment Grade Debt Securities

Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix for a description of the ratings. The Fund considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization (NRSRO), or is an unrated security of comparable quality. Currently, there are three NRSROs.)These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

The quality limitation set forth in the Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy.

When purchasing high-yielding securities, rated or unrated, the Advisors prepare their own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through Fund diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Derivatives

The Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Fund can use these practices either as substitution or as protection against an adverse move in the Fund to adjust the risk and return characteristics of the Fund. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options and Futures Contracts

The Fund may, in pursuit of its respective investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities which meet the Fund's social criteria, and employ a variety of other investment techniques. Specifically, the Fund may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.

The Fund may engage in such transactions only to hedge the existing positions. It will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

Fund may write "covered options" on securities in standard contracts traded on national securities exchanges. The Fund may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

Put and Call Options. The Fund may purchase put and call options, in standard contracts traded on national securities exchanges, on securities of issuers which meet the Fund's social criteria. The Fund will purchase such options only to hedge against changes in the value of securities the Fund holds and not for the purposes of speculation or leverage. By buying a put, the Fund has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

The Fund may purchase call options on securities which they may intend to purchase and which meet the Fund's social criteria. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Fund intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

Covered Options. The Fund may write only covered options on equity and debt securities in standard contracts traded on national securities exchanges. This means that, in the case of call options, so long as the Fund is obligated as the writer of a call option, the Fund will own the underlying security subject to the option and, in the case of put options, the Fund will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

When the Fund writes a covered call option, the Fund gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Fund receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser however will cause the Fund to forego future appreciation of the securities covered by the option.

When the Fund writes a covered put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.

The Fund may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund. The Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered into a closing purchase transaction.

Risks Related to Options Transactions. The Fund can close out its respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although the Fund intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Fund from closing an options position, which could impair the Fund's ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Fund may be required to hold the securities underlying the option until the option expires or is exercised.

Futures Transactions. The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Fund. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.

A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.

The Fund may only invest in futures contracts to hedge its existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying a futures contract may not necessarily meet the Fund's social criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.

Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts. The Fund may purchase and write put or call options and sell call options on futures contracts in which the Fund could otherwise invest and which are traded on a U.S. exchange or board of trade. The Fund may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Fund has already sold a corresponding call option.

The Fund may only invest in options on futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Fund's social criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract-a long position if the option is a call and a short position if the option is a put-at a specified exercise price at any time during the period of the option. The Fund will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Fund will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund against the risk of declining prices. The Fund may purchase put options and sell put options on futures contracts that are already owned by the Fund. The Fund will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

Call Options on Futures Contracts. The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. The Fund may only buy call options to close an existing position where the Fund has already sold a corresponding call option, or for a cash hedge. The Fund will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's securities holdings.

Risks of Options and Futures Contracts. If the Fund has sold futures or takes options positions to hedge against decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where the Fund has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its securities.

The Fund can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Fund intends to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Fund from closing a futures position, which could require the Fund to make daily cash payments with respect to its position in the event of adverse price movements.

Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Fund's ability to close out its options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Fund seeks to close its positions. There can be no assurance that such a market will develop or exist. Therefore, the Fund might be required to exercise the options to realize any profit.

INVESTMENT restrictions

Fundamental Investment Restrictions

The Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund.

(1) The Fund may not make any investment inconsistent with its classification as a nondiversified investment company under the 1940 Act.

(2) The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).

(3) The Fund may not issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage or hypothecate its assets.

(4) The Fund may not underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with its investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.

(5) The Fund may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.

(6) The Fund may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with the Fund's investment objective, policies and restrictions, shall not constitute the making of a loan.

Nonfundamental Investment Restrictions

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) The Fund may not enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the Fund's total assets. The Fund does not intend to make any purchases of securities if borrowing exceeds 5% of total assets.

(2) The Fund may not invest, in the aggregate, more than 15% of its net assets in illiquid securities.

(3) The Fund may not make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts and options on future contracts.

(4) The Fund may not enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund's net assets.

(5) The Fund may not purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund's total assets.

(6) The Fund may not purchase the obligations of foreign issuers if, as a result, such securities would exceed 25% of the value of the Fund's assets.

(7) The Fund may not write, purchase or sell puts, calls or combinations thereof except as provided with respect to options, futures contracts and options on futures contracts.

Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

purchase and redemption of shares

Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person. No certificates will be issued for fractional shares.

The Fund has filed a notice under rule 18f-1 with the Commission. The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the net assets value of the Fund, whichever is less, by redemption-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash.)

See the prospectus for more details on purchases and redemptions.

net asset value

The net asset value per share of the Fund is determined every business day as of the close of the regular session of the New York Stock Exchange (generally, 4:00 p.m., Eastern time). The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

The public offering price of the Fund's shares is the net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset value per share is computed separately for each class by dividing the value of the Fund's total assets, less its liabilities, by the total number of shares outstanding for that class. The Fund's securities are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) all other securities and assets for which market quotations are not readily available are fairly valued by the Advisor in good faith under the supervision of the Board of Directors.

Net Asset Value and Offering Price Per Share, as of September 30, 2001
Net asset value per share
($105,151,323 / 5,434,803 shares)	$19.35
Maximum sales charge, Class A
(4.75% of offering price)	.96
Offering price per share, Class A	$20.31

Class B net asset value and offering price per share
($13,913,602 / 746,531 shares)	$18.64

Class C net asset value and offering price per share
($9,757,066 / 541,380 shares)	$18.02

Class I net asset value and offering price per share
($706 / 34 shares)	$20.84

calculation of total return

The Fund may, from time to time, advertise "total return." Total return is calculated separately for each class. Total return differs from yield in that yield figures measure only the income component of the Fund's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment, after deducting the applicable sales charge for Class A shares, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. Note: "Total Return" when quoted in the Financial Highlights section of the Fund's Prospectus and the Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum sales load" return as referred to herein. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

Total return is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $l,000 (less the maximum sales charge imposed during the period calculated); T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

Performance is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the Fund's maximum sales charge, except quotations of "return without maximum sales load" or "at NAV" (or "without CDSC") which do not reflect deduction of the sales charge. Return without maximum sales load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Thus, in the above formula, for return without maximum sales load, P = the entire $1,000 hypothetical initial investment and does not reflect deduction of any sales charge. Return may be advertised for other periods, such as by quarter, or cumulatively for more than one year. Class I shares do not have a sales charge.

The standardized total return for Class I shares is "linked" to the Class A total return. That is, Class I shares have an actual inception date of 1999. However, Class A shares have an inception date of several years earlier. In the table below, performance results before the Class I actual inception date are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. Nonstandardized total return for Class I share may also be shown from the actual Class I inception date; this figure is not linked to Class A total return.

Return for the Fund's shares for the periods indicated are as follows:
Periods Ended	Class A		Class B
September 30, 2001	Total Return		Total Return
	With Without Maximum Load			With Without CDSC
Capital Accumulation Fund
One year	(39.59%)	(36.58%)	(40.27%)	(37.12%)
Five years	4.35%	5.37%	N/A	N/A
From date of inception*	9.84%	10.62%	(3.68%)	(0.02%)

Periods Ended	Class C		Class I
September 30, 2001	Total Return		Total Return
	With Without CDSC		Linked Actual
Capital Accumulation Fund
One year	(37.71%)	(37.08%)	(34.48%)	(34.48%)
Five years	4.47%	4.47%	6.31%	N/A
From date of inception*	9.76%	9.76%	11.32%	(2.20%)

*(October 31, 1994, for Class A)

(April 1, 1998 for Class B)

(October 31, 1994, for Class C)

(March 1, 1999 for actual Class I)

(October 31, 1994, for linked Class I)

Total return, like net asset value per share, fluctuates in response to changes in market conditions. Performance for any particular period should not be considered an indication of future return.

advertising

The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions, and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.

The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.

Calvert is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 2001). Calvert was also the first to offer a family of socially responsible mutual fund portfolios.

dividends, distributions, and taxes

The Fund intends to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.

Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. As of September 30, 2001, the Fund had tax-loss carryforwards of $0.

Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.

The Fund is required to withhold 31% of any reportable dividends and long-term capital gain distributions paid and 31% reportable of each redemption transaction if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

In addition, the Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Fund:(a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.

Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

Many states do not tax the portion of the Fund's dividends which is derived from interest on U.S. Government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. Government obligations. Accordingly, shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.

Dividends paid by the Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert.

DIRECTORs and officers

The Fund's Board of Directors supervises the Fund's activities and reviews its contracts with companies that provide it with services.
			Position		Other
Principal Occupation		Overseen	Directorships	# of Calvert	Position
Name & Date of Birth	with Fund	Start Date	During Last 5 Years	Portfolios	(Not Applicable to Officers)
JOHN GUFFEY, JR. DOB: 05/15/48	Director	1992	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm.	21	Ariel Funds Calvert Foundation Calvert Ventures, LLC
TERRENCE J. MOLLNER, Ed.D. DOB: 12/13/44	Director	1992	Founder, Chairperson, and President of Trusteeship Institute, Inc., a diverse foundation known principally for its consultation to corporations converting to cooperative employee-ownership.	9
  Hampshire County United Way
  Cyberlore Studies, Inc.
  Calvert Foundation
  CoopPlus of Western Mass, Inc.
  CoopPlus Energy Services, Inc.
  Stone Soup Foundation
  Meadowbrook Lane Capital, Inc.
  Ben & Jerry's Homemade, Inc.

RUSTUM ROY DOB: 07/03/24	Director	1992	Evan Pugh Professor of the Solid State Geochemistry at Pennsylvania State University, and Corporation Chair, National Association of Science, Technology, and Society.	2	Chairperson, Friends of Health
TESSA TENNANT DOB: 5/29/59	Director	1992	Acting chair of AsriA Ltd., a not-for-profit membership organization for Socially Responsible Investing (SRI), serving the Asia Pacific region. Previously, Ms. Tennant served as Head of SRI Policy for Henderson Investors, U.K. and Head of green and ethical investing for National Provident Investment Managers Ltd. Initially, Ms. Tennant headed the Environmental Research Unit of Jupiter Tyndall Merlin Ltd., and served as Director of Jupiter Tyndall Merlin investment managers.	2	Solar Century Company, Ltd.

			Position		Other
Principal Occupation		Overseen	Directorships	# of Calvert	Position
Name & Date of Birth	with Fund	Start Date	During Last 5 Years	Portfolios	(Not Applicable to Officers)
MUHAMMAD YUNUS DOB: 6/28/40	Director	1992	Managing Director of Grameen Bank in Bangladesh.	2
BARBARA J. KRUMSIEK DOB: 08/09/52	Director & President	1997	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	39	Calvert Foundation
D. Wayne Silby, Esq. DOB: 7/20/48	Director	1992	Mr. Silby is Executive Vice-Chairman of GroupServe, Inc., a software company focused on collaborative tools. He is an officer and director of Silby, Guffey and Co., Inc.	23	Ameritas Acacia Mutual Life Insurance Company Calvert Foundation
SUSAN walker Bender, Esq. DOB: 1/29/59	Officer	1992	Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.
IVY WAFFORD DUKE, Esq. DOB: 09/07/68	Officer	1996	Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.
VICTOR FRYE, Esq. DOB: 10/15/58	Officer	1999

Assistant Vice-President and Counsel and Compliance Officer of Calvert Group, Ltd. Prior to joining Calvert Group in 1999, Mr. Frye had been Counsel and Manager of the Compliance Department at The Advisors Group since 1986.

Daniel K. Hayes DOB: 09/09/50	Officer	1996	Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA DOB: 07/6/68	Officer	1999	Tax Compliance Officer of Calvert Group, Ltd.
reno J. Martini DOB: 01/13/50	Officer	1992

Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also President of Calvert-Sloan Advisers, LLC.

William M. Tartikoff, Esq. DOB: 8/12/47	Officer	1992	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.

			Position		Other
Principal Occupation		Overseen	Directorships	# of Calvert	Position
Name & Date of Birth	with Fund	Start Date	During Last 5 Years	Portfolios	(Not Applicable to Officers)
Ronald M. Wolfsheimer, CPA DOB: 7/24/52	Officer	1992	Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA DOB: 08/04/61	Officer	1999	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

Mr. Guffey has been advised that the Securities and Exchange Commission ("SEC") has entered an order against him relating to his former service as a director of Community Bankers Mutual Fund, Inc. This fund is not connected with any Calvert Fund or Calvert Group, Ltd. and ceased operations in September, 1994. Mr. Guffey consented to the entry of the order without admitting or denying the findings in the order. The order contains findings that: (1) the Community Bankers Mutual Fund's prospectus and statement of additional information were materially false and misleading because they misstated or failed to state material facts concerning the pricing of fund shares and the percentage of illiquid securities in the fund's portfolio and that Mr. Guffey, as a member of the fund's board, should have known of these misstatements and therefore violated the Securities Act of 1933; (2) the price of the fund's shares sold to the public was not based on the current net asset value of the shares, in violation of the Investment Company Act of 1940 (the "Investment Company Act"); and (3) the board of the fund, including Mr. Guffey, violated the Investment Company Act by directing the filing of a materially false registration statement. The order directed Mr. Guffey to cease and desist from committing or causing future violations and to pay a civil penalty of $5,000. The SEC placed no restrictions on Mr. Guffey's continuing to serve as a Trustee or Director of mutual funds.

On October 8, 1998, Dr. Mollner declared and filed for personal bankruptcy protection under Chapter 7 of the Federal Bankruptcy Code. The cause of Dr. Mollner's financial difficulties was losses sustained in trading in the options and futures market.

The address of Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby's address is 1715 18th Street, N.W., Washington, DC 20009. Directors and officers as a group own less than 1% of the total outstanding shares of the Fund. Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund's advisor and its affiliates. Mr. Silby is an interested person of the Fund since he is a director of the parent company of the Fund's advisor.

Each of the Officers is also an officer of each of the subsidiaries of Calvert Group, Ltd. and each of the other investment companies in the Calvert Family of Funds.

The Board of Directors has 4 standing Committees The Governance Committee of the Board of Directors deals with matters of fund governance, including policies on Director compensation, and Board and Committee structure and responsibilities. The Audit Committee of the Board of Directors deals with the fund's auditors, including selection of auditors and the audit fees. Each Committee meets at least four times a year. The Disinterested Directors of the Board (Ms. Tennant and Messrs. Roy, Yunus and Mollner) comprise both the Governance Committee and the Audit Committee. The High Social Impact Committee oversees the Fund's direct investments in High Social Impact investments, including review, selection, and fair valuation. Messrs. Mollner, Guffey and Silby comprise this committee. It met 3 times in the past fiscal year. The Special Equities Committee oversees the Fund's Special Equities investment program in social venture capital investments, including review, selection, and fair valuation. Messrs. Roy, Silby and Guffey comprise the Special Equities Committee. It met 8 times during the past fiscal year.

The Directors owned shares in the Fund and in all Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2001:
	Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
	Securities in the	in All Registered Investment Companies Overseen
Name of Director	Fund	By Director in Calvert Family of Funds

John G. Guffey, Jr.	$10,001-$50,000	>$100,000
Terrance J. Mollner	none	$10,001-$50,000
Rustum Roy	none	$10,001-$50,000
D. Wayne Silby	none	>$100,000
Tessa Tennant	none	$10,001-$50,000
Muhammad Yunus	none	$50,001-$100,000
Barbara J. Krumsiek	$50,001-$100,000	>$100,000

Directors of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Deferred Compensation Plan. Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.

Director Compensation Table

Fiscal Year 2001	Aggregate Compensation	Pension or Retirement	Total Compensation from
(unaudited numbers)	from Registrant for	Benefits Accrued as part	Registrant and Fund
Service as Director	of Registrant Expenses*	Complex paid to Director**

Name of Director

John G. Guffey, Jr.	$10,000	$2,041	$63,865
Terrence J. Mollner	$13,000	$3,729	$35,430
Rustum Roy	$10,000	$0	$10,000
D. Wayne Silby	$9,000	$0	$76,230
Tessa Tennant	$8,000	$3,262	$8,000
Muhammad Yunus	$5,000	$1,994	$5,000

* Ms. Tennant has chosen to defer a portion of her compensation. Her total deferred compensation, including dividends and capital appreciation, was $47,192.54, as of September 30, 2001. Messrs. Guffey, Mollner and Yunus have also chosen to defer a portion of their compensation. Their total deferred compensation, including dividends and capital appreciation, was $50,611.07; $24,559.81; and $57,412.35; respectively, as of September 30, 2001.

** As of September 30, 2001. The Fund Complex consists of ten (10) registered investment companies.

From time to time the Fund may make charitable contributions to groups intended to further the Fund's social purpose, including but not limited to educating investors about socially responsible investing.

investment advisor and subadvisor

The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Life Insurance Company of Washington, D.C. ("Acacia"). On January 1, 1999, Acacia merged with and became a subsidiary of Ameritas Acacia Mutual Holding Company. Under the Advisory Contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Directors. The Advisor provides the Funds with investment supervision and management, and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Trustees/Directors who are employees of the Advisor or its affiliates. The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; salaries, fees and expenses of Trustees/Directors, executive officers and employees of the Fund, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.

Under the advisory agreement, the Advisor receives an annual base fee, payable monthly, of 0.65% of the Fund's average daily net assets. There were no expenses reimbursed or fees voluntarily waived.

Brown Capital Management, Inc., the Fund's subadvisor, is controlled by Eddie C. Brown. It receives a subadvisory fee, paid by the Advisor, of 0.25% of net assets.

The Fund has received an exemptive order from the Securities and Exchange Commission to permit it, pursuant to approval by the Board of Directors/Trustees, to enter into and materially amend Investment Subadvisory Agreements without shareholder approval. Within 90 days of the hiring of any Subadvisor or the implementation of any proposed material change in the Investment Subadvisory Agreement, the Fund will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any proposed material change in the Investment Subadvisory Agreement of the Fund. The Fund will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.

The advisory fees paid to the Advisor by the Fund for the fiscal years ended September 30, 1999, 2000, and 2001, were $827,597, $933,501, and $1,057,339, respectively. For those Funds with multiple classes, investment advisory fees are allocated as a Portfolio-level expense based on net assets.

In approving the renewal of the existing investment advisory agreements, the Board reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board considered its discussions with management on the personnel and resources committed to management of the Fund and the nature and quality of the service provided to the Fund. In reviewing the overall profitability of the management fee to the Fund's advisor, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation.

Administrative services agent

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly (as a percentage of net assets) as follows:
	Class A, B, and C	Class I
Capital Accumulation	0.25%	0.10%

For fiscal years 1999, 2000, and 2001, Capital Accumulation paid $230,200, $354,590, and $406,628, respectively, to CASC in administrative fees. Administrative Service fees are allocated as a class-level expense, based on net assets.

method of distribution

Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Fund. CDI is an affiliate of the Fund's advisor. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans (the "Plans") which permit the Fund to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.35% of the Fund's Class A average daily net assets. Expenses under the Fund's Class B and Class C Plans may not exceed, on an annual basis, 1.00% of the average daily net assets of Class B and Class C, respectively. Class A Distribution Plans reimburse CDI only for expenses it incurs, while the Class B and C Distribution Plans compensate CDI at a set rate regardless of CDI's expenses.

The Fund's Distribution Plans were approved by the Board of Directors, including the Directors who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Directors who are not interested persons of the Fund is committed to the discretion of such disinterested Directors. In establishing the Plans, the Directors considered various factors including the amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders, including economies of scale at higher asset levels, better investment opportunities, and more flexibility in managing a growing portfolio.

The Plans may be terminated by vote of a majority of the non-interested Directors who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class or Fund. If the Fund should ever switch to a new principal underwriter without terminating the Class B Plan, the fee would be prorated between CDI and the new principal underwriter. Any change in the Plans that would materially increase the distribution cost to the class requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Directors, including a majority of the non-interested Directors as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Directors who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Directors.

Apart from the Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund. The Advisor and/or CDI has agreed to pay certain firms compensation for their marketing and distribution of the Fund shares, above the usual sales charges and service fees. This list may be changed from time to time. As of December 31, 2001, the Advisor and/or CDI had special arrangements with the following firms: Fidelity, Morgan Stanley, Prudential Securities, Salomon Smith Barney, American Express Financial Advisors, Merrill Lynch, PaineWebber and The Advisors Group.

CDI makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee and a service fee from the Fund based on the average daily net assets of the Fund's respective Classes. These fees are paid pursuant to the Fund's Distribution Plan. Total Distribution Plan Expenses paid to CDI by the Fund for the fiscal year ended September 30, 2001 were $469,008 for Class A, $162,620 for Class B and $123,760 for Class C. For the fiscal year ended September 30, 2001, the Fund's Distribution Plan expenses for each class were spent for the following purposes:
	Class A	Class B	Class C
Compensation to broker-dealers	$266,166	$129,164	$123,760
Compensation to sales personnel	$76,720	$33,456	$0
Advertising	$120,221	$0	$0
Printing and mailing of prospectuses
to other than current shareholders	$5,901	$0	$0

Dealer Reallowance (Class A)

Shares are offered at net asset value plus a front-end sales charge as follows:

	As a % of	As a % of	Allowed to
Amount of	offering	net amount	Brokers as a % of
Investment	price	invested	offering price
Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%

CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions) and for Class A only, the net amount retained by CDI (i.e., not reallowed to dealers) for the last 3 fiscal years were:
Fiscal Year	1999		2000		2001
Class A	Gross	Net	Gross	Net	Gross	Net
Capital Accumulation	$431,743	$133,053	$285,513	$86,819	$318,902	$69,776
Class B
Capital Accumulation	$20,172		$26,494		$22,231
Class C
Capital Accumulation	$1,700		$4,101		$5,260

Fund Directors and certain other affiliated persons of the Fund are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Fund. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See Exhibit A to the Prospectus.

transfer and shareholder servicing agents

National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.

For these services, NFDS and CSSI receive a fee based on the number of shareholder accounts and transactions.

PORTFOLIO transactions

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor and Subadvisor make investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Directors.

Broker-dealers who execute Fund transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, financial condition, subject to the Advisor/Subadvisor obligation to seek best execution. The Advisor/Subadvisor may also consider sales of Fund shares as a factor in the selection of brokers.

For the last three fiscal years, total brokerage commissions paid were as follows:

1999	2000	2001
$234,389	$243,676	$200,987

The Fund did not pay any brokerage commissions to affiliated persons during the last three fiscal years.

While the Fund's Advisor and Subadvisor(s) select brokers primarily on the basis of best execution, in some cases they may direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert funds and managed accounts. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisor(s) of the Fund. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.

If, in the judgment of the Advisor or Subadvisor(s), the Fund or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction.

For the fiscal year ended September 30, 2001, the Advisor and/or Subadvisor, directed brokerage for research services in the following amounts:
Transactions (in shares)	Related Commissions
2,483,395	$120,964.75

The Portfolio turnover rates for the last two fiscal years are as follows:
2000	2001
116%	71%

personal securities transactions

The Fund, its Advisors, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the Fund's investment personnel to invest in securities that maybe purchased or held by the Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material information.

independent accountants and custodians

Arthur Andersen LLP has been selected by the Board of Directors to serve as independent accountants for fiscal year 2001. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. Allfirst Financial, Inc., 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

general information

The Capital Accumulation Fund is a non-diversified series of Calvert World Values Fund, Inc., an open-end management investment company, organized as a Maryland Corporation on February 14, 1992.

Each share represents an equal proportionate interest with each other share and is entitled to such dividends and distributions out of the income belonging to such class as declared by the Board. The Fund offers four separate classes of shares: Class A, Class B, Class C, and Class I. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.

The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Directors/Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share of a Fund you own. Matters affecting classes differently, such as Distribution Plans, will be voted on separately by class.

control persons and principal holders of securities

As of January 1, 2002, the following shareholders owned 5% or more of the outstanding voting securities of the class of the Fund as shown:

Name and Address	% of Ownership

Charles Schwab & Co., Inc.	9.41% of Class A
Reinvest Account
Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

MLPF&S for the Sole Benefit of its Customers	6.82% of Class B
Fund Administration
4800 Deer Lake Dr E FL 3
Jacksonville, FL 32246-6484

MLPF&S for the Sole Benefit of its Customers	8.83% of Class C
Fund Administration
4800 Deer Lake Dr E FL 3
Jacksonville, FL 32246-6484

Calvert Distributors, Inc.	100.00% of Class I
Corporate Accounting
4550 Montgomery Avenue, Suite 1000N
Bethesda, MD 20814-3384

Appendix

Corporate Bond Ratings:

Description of Moody's Investors Service Inc.'s/Standard & Poor's bond ratings:

Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.

Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.

Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. The higher the degree of speculation, the lower the rating. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C/C: This rating is only for income bonds on which no interest is being paid.

D: Debt in default; payment of interest and/or principal is in arrears.

Commercial Paper Ratings:

MOODY'S INVESTORS SERVICE, INC.:

The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.

STANDARD & POOR'S CORPORATION:

Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.

The Fund may also rely on ratings by any other NRSRO, such as Fitch International Rating Agency.

LETTER OF INTENT

Date

Calvert Distributors, Inc.

4550 Montgomery Avenue

Bethesda, MD 20814

Ladies and Gentlemen:

By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

I intend to invest in the shares of: (Fund or Portfolio name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

__ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.

Dealer Name of Investor(s)

By
Authorized Signer Address

Date Signature of Investor(s)

Date Signature of Investor(s)

INVESTMENT ADVISOR

Calvert Asset Management Company, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

Shareholder Service

Calvert Shareholder Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

TRANSFER AGENT

National Financial Data Services, Inc.

330 West 9th Street

Kansas City, Missouri 64105

INDEPENDENT accountants

Arthur Andersen LLP

1601 Market Street

Philadelphia, PA 19103

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CALVERT WORLD VALUES FUND, INC.

International Equity Fund

4550 Montgomery Avenue, Bethesda, Maryland 20814

Statement of Additional Information

January 31, 2002

New Account Information:	(800) 368-2748 (301) 951-4820	Shareholder Services:	(800) 368-2745
Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524

This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus dated January 31, 2002. The Fund's audited financial statements included in its most recent Annual Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and the most recent shareholder report may be obtained free of charge by writing the Fund at the above address or calling the Fund, or by visiting our website at www.calvert.com.

Investment Policies and Risks	2
Investment Restrictions	9
Dividends, Distributions and Taxes	11
Net Asset Value	12
Calculation of Total Return	13
Purchase and Redemption of Shares	14
Advertising	14
Directors and Officers	15
Investment Advisor and Subadvisor	19
Administrative Services Agent	19
Method of Distribution	20
Transfer and Shareholder Servicing Agents	21
Portfolio Transactions	22
Personal Securities Transactions	23
Independent Accountants and Custodians	23
Control Persons and Principal Holders of Securities	23
General Information	24
Appendix	25

INVESTMENT POLICIES AND RISKS

Calvert World Values Fund, Inc., International Equity Fund (the "Fund") seeks to achieve a high total return consistent with reasonable risk, by investing primarily in a diversified portfolio of equity securities. To the extent possible, investments are made in enterprises that make a significant contribution to our global society through their products and services and through the way they do business.

Under normal circumstances, the Fund will invest primarily in equity securities. However, the Fund may invest in any other type of security including, but not limited to, convertible securities, preferred stocks, bonds, notes and other debt securities of companies, (including Euro-currency instruments and securities) or of any international agency (such as the Asian Development Bank or Inter-American Development Bank) or obligations of domestic or foreign governments and their political subdivisions, and in foreign currency transactions.

Under normal circumstances, the Fund will invest in the securities of issuers in many different countries, other than the USA. Under exceptional economic or market conditions, the Fund may invest substantially all of its assets in only one or two countries, or in US government obligations.

FOREIGN SECURITIES

Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depositary Receipts and Global Depositary Receipts. ADRs are US dollar-denominated and traded in the US on exchanges or over the counter. If the Fund invests in ADRs rather than directly in foreign issuers' stock, the Fund may possibly avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.

Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into U.S. dollars.

United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.

Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decline correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. It may also use foreign currency options and futures. See below. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

The Fund may enter into forward foreign currency contracts for two reasons. First, the Fund may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Second, when the Advisor or Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, the Fund enters into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the Fund's securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Fund does not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

Eurocurrency Conversion Risk. European countries that are members of the European Monetary Union have agreed to use a common currency unit, the "euro." Although the Advisor and Subadvisor do not anticipate any problems in conversion from the old national currencies to the euro, there may be issues involved in settlement, valuation, and numerous other areas that could impact the Fund. Calvert has been reviewing all of its computer systems for Eurocurrency conversion compliance. There can be no assurance that there will be no negative impact on the Fund, however, the Advisor, Subadvisor and custodian have advised the Fund that they have been actively working on any necessary changes to their computer systems to prepare for the conversion, and expect that their systems, and those of their outside service providers, will be adapted in time for that event.

TEMPORARY DEFENSIVE POSITIONS

For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits commercial paper, short-term corporate debt securities, and repurchase agreements.

REPURCHASE AGREEMENTS

The Fund may purchase debt securities subject to repurchase agreements, which are arrangements under which the Fund buys a security, and the seller simultaneously agrees to repurchase the security at a specified time and price reflecting a market rate of interest. The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund's Board of Directors. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

REVERSE REPURCHASE AGREEMENTS

The Fund may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Fund invests the proceeds is expected to exceed the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Fund does not intend to borrow for leverage purposes. The Fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Directors. In addition, the Fund bears the risk that the market value of the securities it sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Fund to post additional collateral.

HIGH SOCIAL IMPACT INVESTMENTS

The High Social Impact Investments program targets a percentage of the Fund's assets to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development and economic and social development of urban and rural communities. These securities are unrated - they are expected to be the equivalent of non-investment grade debt securities - that is, lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix for a description of the ratings) The annual return on High Social Impact Investments is between 0% and 4%. Thus, rather than earning a higher rate, as would be expected to compensate for higher the risk (i.e., lower credit quality), they earn a rate of return that is lower than the rate currently earned by high quality U.S. treasury securities. There is no secondary market for these securities.

The Fund expects to purchase its High Social Impact Investments primarily in notes issued by the Calvert Social Investment Foundation, a non-profit organization, legally distinct from Calvert Group, Ltd., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. The Foundation prepares its own careful credit analysis to attempt to identify those community development issuers who financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur. The Foundation maintains a certain required level of capital upon which the Fund could rely if a note were ever to default.

NON-INVESTMENT GRADE DEBT SECURITIES

Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix for a description of the ratings. The Fund considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization (NRSRO), or is an unrated security of comparable quality. Currently, there are three NRSROs.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

The quality limitation set forth in the Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy.

When purchasing high-yielding securities, rated or unrated, the Advisors prepare their own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through Fund diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

DERIVATIVES

The Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Fund can use these practices either as substitution or as protection against an adverse move in the Fund to adjust the risk and return characteristics of the Fund. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

OPTIONS AND FUTURES CONTRACTS

The Fund may, in pursuit of its respective investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities which meet the Fund's social criteria, and employ a variety of other investment techniques. Specifically, the Fund may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.

The Fund may engage in such transactions only to hedge the existing positions. It will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

The Fund may write "covered options" on securities in standard contracts traded on national securities exchanges. The Fund may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

Put and Call Options. The Fund may purchase put and call options, in standard contracts traded on national securities exchanges, on securities of issuers which meet the Fund's social criteria. The Fund will purchase such options only to hedge against changes in the value of securities the Fund hold and not for the purposes of speculation or leverage. By buying a put, the Fund has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

The Fund may purchase call options on securities which they may intend to purchase and which meet the Fund's social criteria. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Fund intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

Covered Options. The Fund may write only covered options on equity and debt securities in standard contracts traded on national securities exchanges. This means that, in the case of call options, so long as the Fund is obligated as the writer of a call option, the Fund will own the underlying security subject to the option and, in the case of put options, the Fund will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

When the Fund writes a covered call option, the Fund gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Fund receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Funds and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser however will cause the Fund to forego future appreciation of the securities covered by the option.

When the Fund writes a covered put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.

The Fund may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund. The Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered into a closing purchase transaction.

Risks Related to Options Transactions. The Fund can close out its respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although the Fund intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Fund from closing an options position, which could impair the Fund's ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Fund may be required to hold the securities underlying the option until the option expires or is exercised.

Over-the-Counter ("OTC") Options. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

Futures Transactions. The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Fund. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.

A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.

The Fund may only invest in futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying a futures contract may not necessarily meet the Fund's social criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.

Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts. The Fund may purchase and write put or call options and sell call options on futures contracts in which the Fund could otherwise invest and which are traded on a U.S. exchange or board of trade. The Fund may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Fund has already sold a corresponding call option.

The Fund may only invest in options on futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Fund's social criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract-a long position if the option is a call and a short position if the option is a put-at a specified exercise price at any time during the period of the option. The Fund will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Fund will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund against the risk of declining prices. The Fund may purchase put options and sell put options on futures contracts that are already owned by the Fund. The Fund will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

Call Options on Futures Contracts. The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. The Fund may only buy call options to close an existing position where the Fund has already sold a corresponding call option, or for a cash hedge. The Fund will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's securities holdings.

Risks of Options and Futures Contracts. If the Fund has sold futures or takes options positions to hedge against decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where the Fund has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its securities.

The Fund can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Fund intend to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Fund from closing a futures position, which could require the Fund to make daily cash payments with respect to its position in the event of adverse price movements.

Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Fund's ability to close out its options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Fund seek to close its positions. There can be no assurance that such a market will develop or exist. Therefore, the Fund might be required to exercise the options to realize any profit.

Foreign Currency Transactions. Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

The Fund will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Subadvisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the Fund's best interests.

Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if the Fund was holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, it would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

Foreign Currency Futures Transactions. The Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, it may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.

Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

The value of the Fund's assets as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward contract in United States dollars for the purchase or sale of the amount of foreign currency involved in the underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The Fund may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

When the Advisor or the Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market values of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If the Fund retains the security and engages in an offsetting transaction, it will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, it would realize gains to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Fund may have to convert its holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

LENDING FUND SECURITIES

The Fund may lend its securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, provided the value of the securities loaned will not exceed 33 1/3% of assets. Any such loans must be secured continuously in the form of cash or cash equivalents such as US Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.

The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.

Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its securities only to those firms the Advisor or Subadvisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

The Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund.

(1) The Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.

(2) The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).

(3) The Fund may not issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage or hypothecate its assets.

(4) The Fund may not underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with its investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.

(5) The Fund may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.

(6) The Fund may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with the Fund's investment objective, policies and restrictions, shall not constitute the making of a loan.

NONFUNDAMENTAL INVESTMENT RESTRICTIONS

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) The Fund will, under normal circumstances, invest at least 80% of its net assets in equities internationally.

(2) The Fund may not enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the Fund's total assets. The Fund does not intend to make any purchases of securities if borrowing exceeds 5% of total assets.

(3) The Fund may not invest, in the aggregate, more than 15% of its net assets in illiquid securities. The Fund may buy and sell securities outside the U.S. that are not registered with the SEC or marketable in the US.

(4) The Fund may not invest in securities of U.S. issuers if more than 5% of the value of Fund's net assets would be invested in such securities, excluding Special Equities and High Social Impact Investments.

(5) The Fund may not make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts and options on future contracts.

(6) The Fund may not enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund's net assets.

(7) The Fund may not purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund's total assets.

(8) The Fund may not write, purchase or sell puts, calls or combinations thereof except that the Fund may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the Fund may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, and (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided that the premiums on all outstanding call and put options do not exceed 5% of its total assets, and enter into closing sale transaction with respect to such options.

(9) The Fund may, under normal circumstances, from time to time, have more than 25% of its assets invested in any major industrial or developed country which in the view of the Subadvisor poses no unique investment risk. The Subadvisor considers an investment in a given foreign country to have "no unique investment risk" if the Fund's investment in that country is not disproportionate to the relative size of the country's market versus the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) or World Index or other comparable index, and if the capital markets in that country are mature, and of sufficient liquidity and depth.

(10) The Fund may invest up to 30% of its net assets in developing countries, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. A country is considered a developing country if it is not included in the Morgan Stanley Capital International World Index.

Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The Fund intends to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.

Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. As of September 30, 2001, the Fund had tax-loss carryforwards of $0.

Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.

The Fund is required to withhold 31% of any reportable dividends and long-term capital gain distributions paid and 31% reportable of each redemption transaction if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

In addition, the Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Fund:(a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.

Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

Many states do not tax the portion of the Fund's dividends which is derived from interest on U.S. Government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. Government obligations. Accordingly, shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.

Dividends paid by the Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert.

NET ASSET VALUE

The public offering price of the shares of the Fund is the respective net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset values fluctuates based on the respective market value of the Fund's investments. The net asset value per share for each class is determined every business day as of the close of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time) and at such other times as may be necessary or appropriate. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund's net asset value per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for that class.

The assets of the Fund are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Directors. Securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values on their respective exchanges where primarily traded. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the Fund's net asset value does not take place contemporaneously with the determination of the prices of U.S. portfolio securities. For purposes of determining the net asset value all assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and offered quotations of such currencies against United States dollars at last quoted by any recognized dealer. If an event were to occur after the value of an investment was established but before the net asset value per share was determined which was likely to materially change the net asset value, then the instrument would be valued using fair value consideration by the Directors or their delegates.

Net Asset Value and Offering Price Per Share, as of September 30, 2001
Net asset value per share
($152,278,094 / 11,158,423 shares)	$13.65
Maximum sales charge, Class A
(4.75% of offering price)	.68
Offering price per share, Class A	$14.33

Class B net asset value and offering price per share
($4,541,666 / 346,839 shares)	$13.09

Class C net asset value and offering price per share
($7,434,150 / 588,166 shares)	$12.64

Class I net asset value and offering price per share
($22,084,686 / 1,581,246 shares)

CALCULATION OF TOTAL RETURN

The Fund may advertise "total return." Total return is calculated separately for each class. Total return differs from yield in that yield figures measure only the income component of the Fund's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

Total return is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

Total return is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the maximum sales charge, except quotations of "return without maximum load," or "at NAV" (or "without CDSC") which do not deduct sales charge. Class I shares do not have a sales charge.

The standardized total return for Class I shares is "linked" to the Class A total return. That is, Class I shares have an actual inception date of 1999. However, Class A shares have an inception date of several years earlier. In the table below, performance results before the Class I actual inception date are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. Nonstandardized total return for Class I share may also be shown from the actual Class I inception date; this figure is not linked to Class A total return.

Total returns for the Fund's shares for the periods indicated are as follows:
Periods Ended Class A Class B
September 30, 2001 Total Return Total Return
With/Without Maximum Load With/Without CDSC
International Equity
One year	(36.13%)	(32.93%)	(37.11%)	(33.80%)
Five years	(1.49%)	(0.53%)	N/A	N/A
From date of inception*	2.89%	3.43%	(9.69%)	(8.90%)

Periods Ended Class C Class I
September 30, 2001 Total Return Total Return
With/Without CDSC Linked/Actual
International Equity
One year	(34.28%)	(33.62%)	(32.25%)	(32.25%)
Five years	(1.50%)	(1.50%)	(0.09%)	N/A
From date of inception*	(0.01%)	(0.01%)	3.68%	(9.18%)

*(July 2, 1992, for Class A)

(April 1, 1998, for Class B)

(March 1, 1994, for Class C)

(July 31, 1992, for Linked Class I)

(March 1, 1999, for Actual Class I)

Total return, like net asset value per share, fluctuates in response to changes in market conditions. It should not be considered an indication of future return.

PURCHASE AND REDEMPTION OF SHARES

Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person. No certificates will be issued for fractional shares.

The Fund has filed a notice of election under rule 18f-1 with the Commission. The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the nest assets value of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash.)

See the prospectus for more details on purchases and redemptions.

ADVERTISING

The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions, and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list its holdings or give examples or securities that may have been considered for inclusion in the Fund, whether held or not.

The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc., including other socially responsible investment companies, and unmanaged market indices such as Morgan Stanley Capital International World Index or Europe-Far East-Asia Index. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.

Calvert is the leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 2001). Calvert was also the first to offer a family of socially responsible mutual fund portfolios.
Name & Date of Birth	Position with Fund	Principal Occupation with Fund	Principal Occupation During Last 5 years Last 5	# of Calvert Portfolios Overseen	Other Directorships (Not Applicable to Officers)
JOHN GUFFEY, JR. DOB: 05/15/48	Director	1992	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm.	21	Ariel Funds Calvert Foundation Calvert Ventures, LLC
TERRENCE J. MOLLNER, Ed.D. DOB: 12/13/44	Director	1992	Founder, Chairperson, and President of Trusteeship Institute, Inc., a diverse foundation known principally for its consultation to corporations converting to cooperative employee-ownership.	9
  Hampshire County United Way
  Cyberlore Studies, Inc.
  Calvert Foundation
  CoopPlus of Western Mass, Inc.
  CoopPlus Energy Services, Inc.
  Stone Soup Foundation
  Meadowbrook Lane Capital, Inc.
  Ben & Jerry's Homemade, Inc.

RUSTUM ROY DOB: 07/03/24	Director	1992	Evan Pugh Professor of the Solid State Geochemistry at Pennsylvania State University, and Corporation Chair, National Association of Science, Technology, and Society.	2	Chairperson, Friends of Health

Name & Date of Birth	Position with Fund	Principal Occupation with Fund	Principal Occupation During Last 5 years Last 5	# of Calvert Portfolios Overseen	Other Directorships (Not Applicable to Officers)
TESSA TENNANT DOB: 5/29/59	Director	1992	Acting chair of AsriA Ltd., a not-for-profit membership organization for Socially Responsible Investing (SRI), serving the Asia Pacific region. Previously, Ms. Tennant served as Head of SRI Policy for Henderson Investors, U.K. and Head of green and ethical investing for National Provident Investment Managers Ltd. Initially, Ms. Tennant headed the Environmental Research Unit of Jupiter Tyndall Merlin Ltd., and served as Director of Jupiter Tyndall Merlin investment managers.	2	Solar Century Company, Ltd.
MUHAMMAD YUNUS DOB: 6/28/40	Director	1992	Managing Director of Grameen Bank in Bangladesh.	2
BARBARA J. KRUMSIEK DOB: 08/09/52	Director & President	1997	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	39	Calvert Foundation
D. Wayne Silby, Esq. DOB: 7/20/48	Director	1992	Mr. Silby is Executive Vice-Chairman of GroupServe, Inc., a software company focused on collaborative tools. He is an officer and director of Silby, Guffey and Co., Inc.	23	Ameritas Acacia Mutual Life Insurance Company Calvert Foundation
SUSAN walker Bender, Esq. DOB: 1/29/59	Officer	1992	Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.
IVY WAFFORD DUKE, Esq. DOB: 09/07/68	Officer	1996	Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.
VICTOR FRYE, Esq. DOB: 10/15/58	Officer	1999

Assistant Vice-President and Counsel and Compliance Officer of Calvert Group, Ltd. Prior to joining Calvert Group in 1999, Mr. Frye had been Counsel and Manager of the Compliance Department at The Advisors Group since 1986.

Name & Date of Birth	Position with Fund	Principal Occupation with Fund	Principal Occupation During Last 5 years Last 5	# of Calvert Portfolios Overseen	Other Directorships (Not Applicable to Officers)
Daniel K. Hayes DOB: 09/09/50	Officer	1996	Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA DOB: 07/6/68	Officer	1999	Tax Compliance Officer of Calvert Group, Ltd.
reno J. Martini DOB: 01/13/50	Officer	1992

Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also President of Calvert-Sloan Advisers, LLC.

William M. Tartikoff, Esq. DOB: 8/12/47	Officer	1992	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
Ronald M. Wolfsheimer, CPA DOB: 7/24/52	Officer	1992	Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA DOB: 08/04/61	Officer	1999	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

Mr. Guffey has been advised that the Securities and Exchange Commission ("SEC") has entered an order against him relating to his former service as a director of Community Bankers Mutual Fund, Inc. This fund is not connected with any Calvert Fund or Calvert Group, Ltd. and ceased operations in September, 1994. Mr. Guffey consented to the entry of the order without admitting or denying the findings in the order. The order contains findings that: (1) the Community Bankers Mutual Fund's prospectus and statement of additional information were materially false and misleading because they misstated or failed to state material facts concerning the pricing of fund shares and the percentage of illiquid securities in the fund's portfolio and that Mr. Guffey, as a member of the fund's board, should have known of these misstatements and therefore violated the Securities Act of 1933; (2) the price of the fund's shares sold to the public was not based on the current net asset value of the shares, in violation of the Investment Company Act of 1940 (the "Investment Company Act"); and (3) the board of the fund, including Mr. Guffey, violated the Investment Company Act by directing the filing of a materially false registration statement. The order directed Mr. Guffey to cease and desist from committing or causing future violations and to pay a civil penalty of $5,000. The SEC placed no restrictions on Mr. Guffey's continuing to serve as a Trustee or Director of mutual funds.

On October 8, 1998, Dr. Mollner declared and filed for personal bankruptcy protection under Chapter 7 of the Federal Bankruptcy Code. The cause of Dr. Mollner's financial difficulties was losses sustained in trading in the options and futures market.

The address of Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby's address is 1715 18th Street, N.W., Washington, DC 20009. Directors and officers as a group own less than one percent of the total outstanding shares of the Fund. Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund's advisor and its affiliates. Mr. Silby is an interested person of the Fund since he is a director of the parent company of the Fund's advisor.

Each of the Officers is also an officer of each of the subsidiaries of Calvert Group, Ltd. and each of the other investment companies in the Calvert Group of Funds.

The Board of Directors has 4 standing Committees The Governance Committee of the Board of Directors deals with matters of fund governance, including policies on Director compensation, and Board and Committee structure and responsibilities. The Audit Committee of the Board of Directors deals with the fund's auditors, including selection of auditors and the audit fees. Each Committee meets at least four times a year. The Disinterested Directors of the Board (Ms. Tennant and Messrs. Roy, Yunus and Mollner) comprise both the Governance Committee and the Audit Committee. The High Social Impact Committee oversees the Fund's direct investments in High Social Impact investments, including review, selection, and fair valuation. Messrs. Mollner, Guffey and Silby comprise this committee. It met 3 times in the past fiscal year. The Special Equities Committee oversees the Fund's Special Equities investment program in social venture capital investments, including review, selection, and fair valuation. Messrs. Roy, Silby and Guffey comprise the Special Equities Committee. It met 8 times during the past fiscal year.

The Directors owned shares in the Fund and in all Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2001:
	Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
	Securities in the	in All Registered Investment Companies Overseen
Name of Director	Fund	By Director in Calvert Family of Funds

John G. Guffey, Jr.	$10,001-$50,000	>$100,000
Terrance J. Mollner	none	$10,001-$50,000
Rustum Roy	$10,001-$50,000	$10,001-$50,000
D. Wayne Silby	$10,001-$50,000	>$100,000
Tessa Tennant	$10,001-$50,000	$10,001-$50,000
Muhammad Yunus	$50,001-$100,000	$50,001-$100,000
Barbara J. Krumsiek	$50,001-$100,000	>$100,000

Directors of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.

Director Compensation Table

Fiscal Year 2001	Aggregate Compensation	Pension or Retirement	Total Compensation from
(unaudited numbers)	from Registrant for	Benefits Accrued as part	Registrant and Fund
Service as Director	of Registrant Expenses*	Complex paid to Director**

Name of Director

John G. Guffey, Jr.	$10,000	$2,959	$63,865
Terrence J. Mollner	$13,000	$5,271	$35,430
Rustum Roy	$10,000	$0	$10,000
D. Wayne Silby	$9,000	$0	$76,230
Tessa Tennant	$8,000	$4,738	$8,000
Muhammad Yunus	$5,000	$3,006	$5,000

* Ms. Tennant has chosen to defer a portion of her compensation. Her total deferred compensation, including dividends and capital appreciation, was $47,192.54, as of September 30, 2001. Messrs. Guffey, Mollner, and Yunus have also chosen to defer a portion of their compensation. Their total deferred compensation, including dividends and capital appreciation, was $50,611.07; $24,559.81; and $57,412.35; respectively, as of September 30, 2001.

** As of September 30, 2001. The Fund Complex consists of ten (10) registered investment companies.

From time to time the Fund may make charitable contributions to groups intended to further the Fund's social purpose, including but not limited to educating investors about socially responsible investing.

INVESTMENT ADVISOR AND SUBADVISOR

The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Life Insurance Company of Washington, D.C. ("Acacia "). On January 1, 1999, Acacia merged with and became a subsidiary of Ameritas Acacia Mutual Holding Company. Under the Advisory Contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Directors. The Advisor provides the Funds with investment supervision and management, and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Trustees/Directors who are employees of the Advisor or its affiliates. The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; salaries, fees and expenses of trustees, executive officers and employees of the Fund, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.

For its services, the Advisor receives an annual fee of .75% of the Fund's average daily net assets up to $250 million, 0.725% of the next $250 million, and 0.675% on assets in excess of $500 million. The Advisor may voluntarily defer its fees or assume expenses of the Fund.

The advisory fees paid to the Advisor by the Fund for the fiscal years ended September 30, 1999, 2000, and 2001, were $1,991,863, $2,055,158, and $1,754,649 respectively. Investment advisory fees are allocated as a Portfolio-level expense based on net assets.

In approving the renewal of the existing investment advisory agreements, the Board reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board considered its discussions with management on the personnel and resources committed to management of the Fund and the nature and quality of the service provided to the Fund. In reviewing the overall profitability of the management fee to the Fund's advisor, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation.

Subadvisor

Aberdeen Asset Management, Inc. ("Aberdeen") is controlled by Aberdeen Asset Management, PLC. For its services to International Equity, it receives a subadvisory fee, paid by the Advisor, of 0.45% of the assets it manages for International Equity. Aberdeen also receives a 0.05% fee, paid by CAMCO (not the Fund) for its assistance with the distribution of the Fund.

The Fund has received an exemptive order from the Securities and Exchange Commission to permit the Fund and the Advisor to enter into and materially amend the Investment Subadvisory Agreement without shareholder approval. Within 90 days of the hiring of any Subadvisor or the implementation of any proposed material change in the Investment Subadvisory Agreement, the Fund will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any proposed material change in the Investment Subadvisory Agreement of the Fund. The Fund will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.

ADMINISTRATIVE SERVICES AGENT

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly (as a percentage of net assets) as follows:
	Class A, B, and C	Class I
International Equity	0.35%	0.15%

For fiscal years 1999, 2000, and 2001, International Equity paid $590,125, $972,427, and $783,949 respectively, to CASC in administrative fees. Administrative Service fees are allocated as a class-level expense, based on net assets.

METHOD OF DISTRIBUTION

Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Fund. CDI is an affiliate of the Fund's advisor. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans (the "Plans") which permit the Fund to pay certain expenses associated with the distribution of its shares. Such expenses for Class A shares may not exceed, on an annual basis, 0.35% of the Fund's respective average daily net assets. Expenses under the Fund's Class B and Class C Plans may not exceed, on an annual basis, 1.00% of the average daily net assets of Class B and Class C, respectively. Class I has no Distribution Plan. The Class A Distribution Plan reimburses CDI only for expenses it incurs, while the Class B and C Distribution Plans compensate CDI at a set rate regardless of CDI's expenses.

The Fund's Distribution Plans were approved by the Board of Directors, including the Directors who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Directors who are not interested persons of the Fund is committed to the discretion of such disinterested Directors. In establishing the Plans, the Directors considered various factors including the amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders, including economies of scale at higher asset levels, better investment opportunities, and more flexibility in managing a growing portfolio.

The Plans may be terminated by vote of a majority of the non-interested Directors who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class of the Fund. If the Fund should ever switch to a new principal underwriter without terminating the Class B Plan, the fee would be prorated between CDI and the new principal underwriter. Any change in the Plans that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Directors, including a majority of the non-interested Directors as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Directors who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Directors.

Apart from the Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund. The Advisor and/or CDI has agreed to pay certain firms compensation for their marketing and distribution of the Fund shares, above the usual sales charges and service fees. This list may be changed from time to time. As of December 31, 2001, the Advisor and/or CDI had special arrangements with the following firms: Fidelity, Morgan Stanley, Prudential Securities, Salomon Smith Barney, American Express Financial Advisors, Merrill Lynch, PaineWebber and The Advisors Group.

CDI makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee and a service fee from the Fund based on the average daily net assets of each Portfolio's respective Classes. These fees are paid pursuant to the Fund's Distribution Plan. Total Distribution Plan Expenses paid to CDI by the Fund for the fiscal year ended September 30, 2001 were $502,581 for Class A, $54,467 for Class B, and $100,308 for Class C.

For the fiscal year ended September 30, 2001, the Fund's Distribution Plan expenses for each class were spent for the following purposes:

	Class A	Class B	Class C
Compensation to broker-dealers	$387,763	$43,115	$100,308
Compensation to sales personnel	$95,278	$11,352	$0
Advertising	$7,837	$0	$0
Printing and mailing of prospectuses	$11,703	$0	$0
to other than current shareholders	$0	$0	$0
Compensation to underwriters	$0	$0	$0
Interest, financing charges	$0	$0	$0
Other	$0	$0	$0

Dealer Reallowance (Class A)

Shares are offered at net asset value plus a front-end sales charge as follows:

	As a % of	As a % of	Allowed to
Amount of	offering	net amount	Brokers as a % of
Investment	price	invested	offering price
Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%

CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions) and for Class A only, the net amount retained by CDI (i.e., not reallowed to dealers) for the last 3 fiscal years were:

Fiscal Year	1999		2000		2001
Class A	Gross	Net	Gross	Net	Gross	Net
International Equity	$258,982	$59,020	$322,523	$121,765	$228,095	$82,164
Class B
International Equity	$8,430		$114,099		$7,609
Class C
International Equity	$741		$2,154		$8,466

Fund Directors and certain other affiliated persons of the Fund are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Fund. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See Exhibit A to the Prospectus.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd. and Acacia, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.

For these services, NFDS and CSSI receive a fee based on the number of shareholder accounts and transactions.

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor and Subadvisors make investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Directors.

Broker-dealers who execute transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, financial condition, subject to the Advisor/Subadvisor obligation to seek best execution. The Advisor/Subadvisor may also consider sales of Fund shares as a factor in the selection of brokers, again, subject to best execution (i.e., the Fund will not "pay up" for such transactions).

For the last three fiscal years, total brokerage commissions paid were as follows:

1999	2000	2001
$870,104	$925,057	$637,396

The Fund did not pay any brokerage commissions to affiliated persons during the last three fiscal years.

While the Fund's Advisor and Subadvisor(s) select brokers primarily on the basis of best execution, in some cases they may direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisor(s) of the Fund. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.

If, in the judgment of the Advisor or Subadvisor(s), the Fund or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert funds and managed accounts.

For the fiscal year ended September 30, 2001, the Advisor and/or Subadvisor, directed brokerage for research services in the following amounts:

Transactions (in shares)	Related Commissions
12,272,698	$153,096.15

The portfolio turnover rates for the last two fiscal years were as follows:

2000	2001
76%	93%

PERSONAL SECURITIES TRANSACTIONS

The Fund, its Advisors, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the Fund's investment personnel to invest in securities that maybe purchased or held by the Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material information.

INDEPENDENT ACCOUNTANTS AND CUSTODIANS

Arthur Andersen LLP has been selected by the Board of Directors to serve as independent auditors for fiscal year 2002. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. Allfirst Financial, Inc., 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 1, 2002, the following shareholders owned 5% or more of the outstanding voting securities of the class of the Fund as shown:
Name & Address	% of Ownership

Charles Schwab & Co. Inc.	11.86% of Class A
Reinvest Account
Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

MLPF&S for the Sole Benefit of its Customers	6.93% of Class B
Fund Administration
4800 Deer Lake Dr. E FL 3
Jacksonville, FL 32246-6484

Prudential Securities Inc. FB	7.22% of Class C
H Dean Bouland TTEE
Veritas TR A
U/A DTD 01-18-00
201 N Charles Street
Suite 2400
Baltimore, MD 21201-4110

DBTCO AS NOMINEE	5.16% of Class I
Dubuque Bank & Trust Co. TTEE
PO Box 747
Dubuque, IA 52004-0747

Key Trust Company C/F	23.76% of Class I
Congregations of Sisters of St. Agnes
Account 2020200-1086767
PO Box 94871
Cleveland, OH 44101-4871

National City Bank Trustee	66.83% of Class I
Sisters of the Third Order of St. Francis Employee PP M00878005
PO Box 94984
Cleveland, OH 44101-4984

GENERAL INFORMATION

The Fund is an open-end diversified management investment company, organized as a Maryland Corporation on February 14, 1992. Prior to January 31, 1997, the Fund was known as the Global Equity Fund.

Each share represents an equal proportionate interest with each other share and is entitled to such dividends and distributions out of the income belonging to such class as declared by the Board. The Fund offers four separate classes of shares: Class A, Class B, Class C, and Class I. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.

The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

APPENDIX

CORPORATE BOND AND COMMERCIAL PAPER RATINGS

Corporate Bonds:

Description of Moody's Investors Service Inc.'s/Standard & Poor's bond ratings:

Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.

Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.

Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.

C/C: This rating is only for no-interest income bonds.

D: Debt in default; payment of interest and/or principal is in arrears.

Commercial Paper:

MOODY'S INVESTORS SERVICE, INC.:

The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.

STANDARD & POOR'S CORPORATION:

Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.

The Fund may also rely on ratings by any other NRSRO, such as Fitch International Rating Agency.

LETTER OF INTENT

Date

Calvert Distributors, Inc.

4550 Montgomery Avenue

Bethesda, MD 20814

Ladies and Gentlemen:

By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

I intend to invest in the shares of:_____________________ (Fund or Portfolio name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

__ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

The commission allowed by CDI to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.

Dealer Name of Investor(s)

By
Authorized Signer Address

Date Signature of Investor(s)

Date Signature of Investor(s)

INVESTMENT ADVISOR

Calvert Asset Management Company, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

SHAREHOLDER SERVICE

Calvert Shareholder Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

TRANSFER AGENT

National Financial Data Services, Inc.

330 West 9th Street

Kansas City, Missouri 64105

INDEPENDENT ACCOUNTANTS

Arthur Andersen LLP

1601 Market Street

Philadelphia, PA 19103


PART C. OTHER INFORMATION

Item 23. Exhibits

99B.1 Articles of Incorporation incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001.

99B.2 By-Laws incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001.

99.B5 Investment Advisory Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001.

99.B5.a Investment Sub-Advisory Contract (Murray Johnstone International, Ltd.) incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001.

99.B5.b Investment Sub-Advisory Contract (Brown Capital Management, Inc.) incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001.

99.B6 Underwriting Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001.

99.B7 Deferred Compensation Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001.

99.B8. Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 14, January 31, 2001, accession number 0000884110-01-000001.

99.B9 Transfer Agency Agreement and Service Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001.

99.B9a Servicing Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001.

99.B9.b. Administrative Services Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001.

99.B10 Opinion and Consent of Counsel filed herewith.

99.B11. Consent of Independent Accountants to use of Report filed herewith.

99.B15 Plan of Distribution incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001.

99.B17.a Multiple-class plan pursuant to Investment Company Act of 1940 Rule 18f-3 incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001.

99.B17.b Power of Attorney Forms signed by each Director/Trustee, incorporated by reference to Registrant's Post-Effective Amendment No. 12, dated January 28, 1999, accession number 0000884110-99-000002

99.B18.a Code of Ethics incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001.

99.B18.b Code of Ethics for Sub-Adviser (Murray Johnstone International, Ltd.)incorporated by reference to Registrant's Post-Effective Amendment No. 14, January 31, 2001, accession number 0000884110-01-000001.

99.B18.b Code of Ethics for Sub-Adviser (Brown Capital Management, Inc.) incorporated by reference to Registrant's Post-Effective Amendment No. 14, January 31, 2001, accession number 0000884110-01-000001.

Item 24. Persons Controlled by or Under Common Control With Registrant

Not applicable.

Item 25. Indemnification

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $5 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $9 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund Directors.

Item 26. Business and Other Connections of Investment Adviser

Name Name of Company, Principal Business and Address Capacity

Barbara J. Krumsiek

Calvert Variable Series, Inc. Officer

Calvert Municipal Fund, Inc. and

Calvert World Values Fund, Inc. Director

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

First Variable Rate Fund for Officer

Government Income and

Calvert Tax-Free Reserves Trustee

Calvert Social Investment Fund

Calvert Cash Reserves

The Calvert Fund

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Asset Management Co., Inc. Officer

Investment Advisor and

4550 Montgomery Avenue Director

Bethesda, Maryland 20814

----------------

Calvert Group, Ltd. Officer

Holding Company and

4550 Montgomery Avenue Director

Bethesda, Maryland 20814

----------------

Calvert Shareholder Services, Inc. Officer

Transfer Agent and

4550 Montgomery Avenue Director

Bethesda, Maryland 20814

---------------

Calvert Administrative Services Co. Officer

Service Company and

4550 Montgomery Avenue Director

Bethesda, Maryland 20814

---------------

Calvert Distributors, Inc. Officer

Broker-Dealer and

4550 Montgomery Avenue Director

Bethesda, Maryland 20814

---------------

Ronald M. Wolfsheimer

First Variable Rate Fund Officer

for Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

--------------

Calvert Asset Management Co., Inc. Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Group, Ltd. Officer

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Shareholder Services, Inc. Officer

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative Services Co. Officer

Service Company and

4550 Montgomery Avenue Director

Bethesda, Maryland 20814

---------------

Calvert Distributors, Inc. Officer

Broker-Dealer and

4550 Montgomery Avenue Director

Bethesda, Maryland 20814

---------------

David R. Rochat

First Variable Rate Fund Officer

for Government Income and

Calvert Tax-Free Reserves Trustee

Calvert Cash Reserves

The Calvert Fund

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Municipal Fund, Inc. Officer

Investment Company and

4550 Montgomery Avenue Director

Bethesda, Maryland 20814

---------------

Calvert Asset Management Co., Inc. Officer

Investment Advisor and

4550 Montgomery Avenue Director

Bethesda, Maryland 20814

---------------

Chelsea Securities, Inc. Officer

Securities Firm and

Post Office Box 93 Director

Chelsea, Vermont 05038

---------------

Grady, Berwald & Co. Officer

Holding Company and

43A South Finley Avenue Director

Basking Ridge, NJ 07920

---------------

Reno J. Martini

Calvert Asset Management Co., Inc. Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Group, Ltd. Officer

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

First Variable Rate Fund Officer

for Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Charles T. Nason

Ameritas Acacia Mutual Officer and

Holding Company Director

Acacia Life Insurance

Insurance Companies

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Acacia Financial Corporation Officer

Holding Company and Director

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Acacia Federal Savings Bank Director

Savings Bank

7600-B Leesburg Pike

Falls Church, Virginia 22043

---------------

Enterprise Resources, Inc. Director

Business Support Services

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Acacia Realty Square, L.L.C. Director

Realty Investments

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Gardner Montgomery Company Director

Tax Return Preparation Services

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Calvert Group, Ltd. Director

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative Services Co. Director

Service Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Asset Management Co., Inc. Director

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Shareholder Services, Inc. Director

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Social Investment Fund Trustee

Investment Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

-----------------

The Advisors Group, Ltd. Director

Broker-Dealer and

Investment Advisor

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Robert-John H. Sands

Ameritas Acacia Mutual Holding Officer

Company

Acacia Life Insurance

Acacia National Life Insurance Officer and

Insurance Company Director

7315 Wisconsin Avenue

Bethesda, Maryland 20814

----------------

Acacia Life Insurance Officer

Insurance Company

7315 Wisconsin Avenue

Bethesda, Maryland 20814

----------------

Acacia Financial Corporation Officer and

Holding Company Director

7315 Wisconsin Avenue

Bethesda, Maryland 20814

----------------

Acacia Federal Savings Bank Officer

Savings Bank

7600-B Leesburg Pike

Falls Church, Virginia 22043

---------------

Enterprise Resources, Inc. Director

Business Support Services

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Acacia Realty Square, L.L.C. Director

Realty Investments

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

The Advisors Group, Ltd. Director

Broker-Dealer and

Investment Advisor

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Gardner Montgomery Company Director

Tax Return Preparation Services

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Calvert Group, Ltd. Director

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative Services Co. Director

Service Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Asset Management, Co., Inc. Director

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Shareholder Services, Inc. Director

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

William M. Tartikoff

Acacia National Life Insurance Officer

Insurance Company

7315 Wisconsin Avenue

Bethesda, Maryland 20814

----------------

First Variable Rate Fund for Officer

Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Group, Ltd. Officer

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative Officer

Services Company

Service Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Asset Management Co. Inc. Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Shareholder Services, Inc. Officer

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Distributors, Inc. Director and

Broker-Dealer Officer

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Susan Walker Bender

Calvert Group, Ltd. Officer

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative Services Co. Officer

Service Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Asset Management Co., Inc. Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Shareholder Services, Inc. Officer

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Distributors, Inc. Officer

Broker-Dealer

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

First Variable Rate Fund for Officer

Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Ivy Wafford Duke

Calvert Group, Ltd. Officer

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative Services Co. Officer

Service Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Asset Management Co., Inc. Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Shareholder Services, Inc. Officer

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Distributors, Inc. Officer

Broker-Dealer

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

First Variable Rate Fund for Officer

Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Victor Frye

Calvert Group, Ltd. Officer

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative Services Co. Officer

Service Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Asset Management Co., Inc. Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Shareholder Services, Inc. Officer

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Distributors, Inc. Officer

Broker-Dealer

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

The Advisors Group, Ltd. Counsel and

Broker-Dealer and Compliance

Investment Advisor Manager

7315 Wisconsin Avenue

Bethesda, Maryland 20814

----------------

First Variable Rate Fund for Officer

Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Corrine Oliver

Calvert Asset Management Officer

Company, Inc.

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

------------------

Mike Yuhus

First Variable Rate Fund Fund Controller

for Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Hui Ping Ho

First Variable Rate Fund Treasurer

for Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Daniel K. Hayes

Calvert Asset Management Co., Inc. Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

------------------

First Variable Rate Fund for Officer

Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

------------------

John Nichols

Calvert Asset Management Officer

Company, Inc.

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

------------------

Gregory Habeeb

Calvert Asset Management Officer

Company, Inc.

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

------------------

Kemal Ahmed

Calvert Asset Management Officer

Company, Inc.

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

------------------

Item 27. Principal Underwriters

(a) Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert Social Index Series, Inc., Calvert Variable Series, Inc., and Calvert Impact Fund, Inc.

(b) Positions of Underwriter's Officers and Directors
Name and Principal Business Address*	Position(s) with Underwriter	Position(s) with Registrant
Barbara J. Krumsiek	Director and Chief Executive Officer	Director
Ronald M. Wolfsheimer	Director, Senior Vice President and Chief Financial Officer	Treasurer
William M. Tartikoff	Director, Senior Vice President and Secretary	Vice President and Secretary
Craig Cloyed	President	None
Reginald Stanley	Senior Vice President	None
Karen Becker	Vice President of, Operations	None
David Leach	Vice President	None
Geoffrey Ashton	Regional Vice President	None
Timothy O'Leary	Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Anthony Eames	Regional Vice President	None
Steve Himber	Regional Vice President	None
Tanya Williams	Regional Vice President	None
Ben Ogbogu	Regional Vice President	None
Christine Teske	Regional Vice President	None
Jeanine L. Perkins	Regional Vice President	None
Susan Walker Bender	Assistant Secretary	Assistant Secretary and Assistant Vice President
Ivy Wafford Duke	Assistant Secretary	Assistant Secretary and Assistant Vice President
Victor Frye	Assistant Secretary and Compliance Officer	Assistant Secretary, Compliance Officer and Assistant Vice President
Corrine Oliver	Assistant Secretary	None
David Leach	Vice President	None
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer

*4550 Montgomery Avenue Bethesda, Maryland 20814

(c) Inapplicable.

Item 28. Location of Accounts and Records

Ronald M. Wolfsheimer, Treasurer

and

William M. Tartikoff, Assistant Secretary

4550 Montgomery Avenue, Suite 1000N

Bethesda, Maryland 20814

Item 29. Management Services

Not Applicable

Item 30. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 29th day of January, 2002.

CALVERT WORLD VALUES FUND, INC.

By:

_______________**_________________

Barbara J. Krumsiek

President and Director

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature Title Date

__________**____________ President and Director 1/29/2002

Barbara J. Krumsiek (Principal Executive Officer)

__________**____________ Principal Accounting Officer 1/29/2002

Ronald M. Wolfsheimer

__________**____________ Director 1/29/2002

John G. Guffey, Jr.

__________**____________ Director 1/29/2002

Terrence J. Mollner

__________**____________ Director 1/29/2002

Rustum Roy

__________**____________ Director 1/29/2002

D. Wayne Silby

__________**____________ Director 1/29/2002

Tessa Tennant

__________**____________ Director 1/29/2002

Muhammad Yunus

** Signed by Susan Walker Bender pursuant to power of attorney.

/s/ Susan Walker Bender